                                                      Registration No. 333-35594
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

          Pre-Effective Amendment No.                                      [ ]
                                      -----

          Post-Effective Amendment No.  1                                  [X]
                                       ----

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

          Amendment No.
                        ----

                        (Check appropriate box or boxes)
                        --------------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agents for Service)

                           --------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                                Foley & Lardner
                               Washington Harbour
                           3000 K. Street, Northwest
                             Washington, D.C. 20007

                           --------------------------

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  On May 1, 2001 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]  On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                       ----------------------------------

     Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Members Retirement Program
------------------------------------------------------------------------------


PROSPECTUS
MAY 1, 2001

------------------------------------------------------------------------------

ALLIANCE BALANCED FUND
------------------------------------------------------------------------------
ALLIANCE GROWTH EQUITY FUND
------------------------------------------------------------------------------
ALLIANCE MID CAP GROWTH FUND
------------------------------------------------------------------------------
EQ/ALLIANCE GLOBAL FUND
------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH INVESTORS FUND
------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY FUND
------------------------------------------------------------------------------

EQ/AXP NEW
DIMENSIONS FUND

------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED
VALUE FUND
------------------------------------------------------------------------------

EQ/CALVERT SOCIALLY
RESPONSIBLE FUND

------------------------------------------------------------------------------

EQ/CAPITAL GUARDIAN
INTERNATIONAL FUND
------------------------------------------------------------------------------

EQ/EQUITY 500
INDEX FUND

 ------------------------------------------------------------------------------

EQ/FI SMALL/MID CAP
VALUE FUND

------------------------------------------------------------------------------

EQ/MFS EMERGING GROWTH
COMPANIES FUND

------------------------------------------------------------------------------

EQ/MFS RESEARCH FUND
------------------------------------------------------------------------------

EQ/SMALL COMPANY INDEX FUND

------------------------------------------------------------------------------

GUARANTEED RATE ACCOUNTS

------------------------------------------------------------------------------

MONEY MARKET GUARANTEE ACCOUNT

------------------------------------------------------------------------------



 THIS BOOKLET CONTAINS A PROSPECTUS RELATING TO THE MEMBERS RETIREMENT PROGRAM CONTRACT WHICH IS ISSUED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND A PROSPECTUS FOR EQ ADVISORS TRUST.

Members Retirement Program



PROSPECTUS DATED MAY 1, 2001
--------------------------------------------------------------------------------


 Please read this prospectus and keep it for future reference. It contains important information you should know before participating in the Program or allocating amounts under the contract.


 ABOUT THE MEMBERS RETIREMENT PROGRAM


 The Program provides members of certain groups and other eligible persons several plans for the accumulation of retirement savings on a tax-deferred basis. Through trusts ("trusts") maintained under these plans, you can allocate contributions among the investment options offered under the Program. There are currently 18 investment options under the Program including: 3-year and 5-year Guaranteed Rate Accounts and the Money Market Guarantee Account (the "guaranteed options"), and 15 investment funds.



 WHAT IS THE MEMBERS RETIREMENT PROGRAM CONTRACT?

 The Members Retirement Program contract is a group annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. Contributions to the trusts maintained under the plans will be allocated among our investment funds and guaranteed options in accordance with participant instructions.




INVESTMENT OPTIONS*+
 PRINCIPAL PROTECTION:               o Alliance Growth Equity Fund(3)
 o Money Market Guarantee            SMALL/MID COMPANY STOCKS:
   Account
                                     o Alliance Mid Cap Growth
 o Guaranteed Rate Accounts          Fund(1)*

 LARGE COMPANY STOCKS:               o EQ/Small Company Index
 o EQ/Calvert Socially                 Fund
   Responsible Fund                  o EQ/FI Small/Mid Cap Value
 o EQ/Equity 500 Index Fund            Fund(2)
 o EQ/MFS Emerging Growth            BALANCED/HYBRID:
   Companies Fund                    o Alliance Balanced Fund
 o EQ/MFS Research Fund              o EQ/Alliance Growth Investors
 o EQ/AXP New Dimensions               Fund
   Fund                              INTERNATIONAL STOCKS:
 o EQ/Alliance Technology Fund       o EQ/Alliance Global Fund
 o EQ/Bernstein Diversified Value    o EQ/Capital Guardian
   Fund*                               International Equity Fund



 * See "Combination of certain investment options and separate accounts" below.
 + Effective on May 18, 2001, the names of the investment options held in Separate Account No. 66 include "EQ/."
 (1)   Formerly known as "Alliance Aggressive Equity Fund."
 (2)   Formerly known as "Warburg Pincus Small Company Value Fund."
 (3) There is no capitalization on this Fund. The capitalization size of the Fund is driven by stock selection. Currently, the Fund may be considered to be large capitalization.


 The Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are managed by Equitable Life. Each of the other Funds invest in shares of a corresponding portfolio (portfolio) of EQ Advisors Trust. You should also read the attached prospectus for EQ Advisors Trust and keep it for future reference.



 GUARANTEED OPTIONS. The guaranteed options we offer include a 3-year Guaranteed Rate Account and 5-year Guaranteed Rate Account, and the Money Market Guarantee Account.


 We have filed registration statements relating to this offering with the Securities and Exchange Commission. A Statement of Additional Information ("SAI"), dated May 1, 2001, which is part of one of the registration statements, is available free of charge upon request by writing to us or calling us toll-free. The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI and a request form to obtain the SAI appear at the end of this prospectus. You may also obtain a copy of this prospectus and the SAI through the SEC Website at http://www.sec.gov.






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SECURITIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

CONTENTS OF THIS PROSPECTUS







----------------
  1
--------------------------------------------------------------------------------





     MEMBERS RETIREMENT PROGRAM


Index of key words and phrases                           3
The Program at a glance - key features                   4
The Contract at a glance - key features                  5
1

------------------------------------------------------
FEE TABLE                                                7
------------------------------------------------------
Program expense charge and investment fund operating
   expenses                                              7
Example                                                  9
Condensed financial information                          9
2

------------------------------------------------------
INVESTMENT OPTIONS                                      10
------------------------------------------------------
Investment options - The Funds                          10
EQ Advisors Trust                                       12
Investment options - The Guaranteed Options             17
3

------------------------------------------------------
HOW WE VALUE YOUR ACCOUNT BALANCE IN
THE FUNDS                                               19
------------------------------------------------------

-------------------------------------------------------------------------------
When we use the words "we," "us" and "our," we mean Equitable Life. plans available in the Program unless otherwise explained. For example, "The Please see the index of key words and phrases used in this prospectus. The Program" section of the prospectus is primarily directed at the employer. index will refer you to the page where particular terms are defined or "You" and "your" also can refer to the plan participant when the contract explained. owner has instructed us to take participant in plan instructions as the contract When we address the reader of this prospectus with words such as "you" and owner's instructions under the contract, for example see "Transfers and access "your," we generally mean the individual participant in one or more of the to your account."

Contents of this prospectus

----------
    2
--------------------------------------------------------------------------------





4

------------------------------------------------------------
TRANSFERS AND ACCESS TO YOUR ACCOUNT                      20
------------------------------------------------------------
Transfers among investment options                        20
Disruptive transfer activity                              20
Our account investment management system (AIMS)           20
Participant loans                                         20
Choosing benefit payment options                          21
Spousal consent                                           21
Benefits payable after the death of a participant         21
------------------------------------------------------------
5

------------------------------------------------------------
THE PROGRAM                                               23
------------------------------------------------------------
Summary of plan choices                                   23
Getting started                                           24
How to make Program contributions                         24
Allocating Program contributions                          24
Distributions from the investment options                 25
Rules applicable to participant distributions             25
6

------------------------------------------------------------
PERFORMANCE INFORMATION                                   27
------------------------------------------------------------
Annual percent changes in Fund unit values                29
Average annual percentage change in fund unit values      30
7

------------------------------------------------------------
CHARGES AND EXPENSES                                      31
------------------------------------------------------------
Charges based on amounts invested in the Program          31
Plan and transaction expenses                             32
------------------------------------------------------------

8
------------------------------------------------------------
TAX INFORMATION                                           33
------------------------------------------------------------
Buying a contract to fund a retirement arrangement        33
Income taxation of distributions to qualified plan
9
   participants                                           33

------------------------------------------------------------
MORE INFORMATION                                          35
------------------------------------------------------------
About Program changes or terminations                     35
IRS disqualification                                      35
About the separate accounts                               35
Combination of certain investment options and separate
   accounts                                               35
About legal proceedings                                   35
About our independent accountants                         35
About the Trustee                                         36
Underwriter                                               36
Reports we provide and available information              36
Acceptance                                                36
APPENDIX I: CONDENSED FINANCIAL
INFORMATION                                                    A-1
------------------------------------------------------------------
TABLE OF CONTENTS OF STATEMENT OF
ADDITIONAL INFORMATION                                         S-1
------------------------------------------------------------------
About Equitable Life                                       fold-out
Investment Option Characteristics                          fold-out
How to Reach Us                                           back cover
------------------------------------------------------------------


Contents of this prospectus

Members Retirement Program







----------------
  3
--------------------------------------------------------------------------------

     INDEX OF KEY WORDS AND PHRASES

 Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.



                                   PAGE
AIMS                                20
beneficiary                         21
benefit payment options             21
business day                        20
contract                            23
disruptive transfer activity        20
eligible rollover distributions     33
Equitable Life                   fold out
GRAs                                17
guaranteed options                  17
individually designed plan          23
IRA                                 33
investment funds                 front cover
investment options                  10
market timing                       20
Master Trust                        23
Money Market Guarantee Account      18
Pooled Trust                        23
Program                             23
Self Directed Prototype Plan        23
separate accounts                   35
Corresponding portfolios         front cover
unit value                          19
unit                                19
3-year GRA                          17
5-year GRA                          17




Members Retirement Program

----------
    4
--------------------------------------------------------------------------------

     THE PROGRAM AT A GLANCE - KEY FEATURES


     EMPLOYER CHOICE OF RETIREMENT PLANS

 Our Members Retirement Plan is a defined contribution master plan that can be adopted as a profit-sharing plan (401(k), SIMPLE 401(k) and safe harbor 401(k) features are available) and a defined contribution pension plan, or both. The Plan is designed to comply with the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974 ("ERISA"). The Program's investment options are the only investment choices under the Members Retirement Plan.

 Our Self-Directed Prototype Plan gives added flexibility in choosing your investments.

 Our Pooled Trust for Individually Designed Plans, which invests through our Investment Only arrangement, allows you to use the investment options in the Program through our Pooled Trust.


    PLAN FEATURES

    MEMBERS RETIREMENT PLAN:

 o  The Program investment options are the only investment choices.

 o Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

 o  Use of our Master Trust.

 o  No minimum amount must be invested.

 o  5500 reporting.

 o  Automatic updates for law changes.

    SELF-DIRECTED PROTOTYPE PLAN:

 o You may combine Program investment options with individual stock and bond investments.

 o Employers must adopt our Pooled Trust for investment use only, and a minimum of $25,000 must be maintained in the Trust.

 o  Recordkeeping services provided only for plan assets in Pooled Trust.

 o  Third party recordkeeping services can be arranged through us.
 o  Brokerage services can be arranged through us.

    INVESTMENT ONLY:
 o  Our Pooled Trust is used for investment only.
 o  Recordkeeping services provided for plan assets in Pooled Trust.

    PLAN CHARGES AND EXPENSES:
 o Plan and transaction charges vary by type of plan adopted, or by specific transaction.

    TAX ADVANTAGES:
 o  On earnings
    No tax on investment earnings until withdrawn.
 o  On transfer
    No tax on internal transfers.


    TAX NOTE:
 o Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under section 401 of the Internal Revenue Code you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the features, benefits and costs of the contract relative to other types of arrangements. (For more information, see "Tax Information" below for your specific type of retirement arrangement).


     ADDITIONAL FEATURES FOR AMOUNTS HELD IN THE TRUST:

 o  Toll-free number available for transfers and account information.

 o  Participant loans (if elected by your employer; some restrictions apply).
 o  Regular statements of account.
 o  Retirement Program Specialist and Account Executive support.
 o  Daily valuation of accounts.

Members Retirement Program

----------
  5
--------------------------------------------------------------------------------


                                             MEMBERS                     POOLED TRUST FOR
                                             RETIREMENT                  INDIVIDUALLY                SELF-DIRECTED
                                             PLAN                        DESIGNED PLANS              PROTOTYPE PLAN
WHO SELECTS INVESTMENTS?                     Participant.                Participant or Trustee,     Participant or Trustee,
                                                                         as specified under your     as specified under your
                                                                         Plan.                       Plan.
ARE LOANS AVAILABLE?                         Yes, if permitted under     Yes, if permitted under     Yes, if permitted under
                                             your Plan.                  your Plan.                  your Plan.
WHEN ARE YOU ELIGIBLE FOR DISTRIBUTIONS?     Upon retirement,            Benefits depend upon        Upon retirement,
                                             death, disability or        the terms of your Plan.     death, disability or
                                             termination of                                          termination of
                                             employment.                                             employment.



    THE CONTRACT AT A GLANCE - KEY FEATURES

    CONTRIBUTIONS:

 o  Can be allocated to any one option or divided among them.

 o  Must be made by check or money order payable to Equitable Life.

 o  Must be sent along with a Contribution Remittance Form.

 o Are credited on the day of receipt if accompanied by properly completed forms.

    TRANSFERS AMONG INVESTMENT OPTIONS:
 o Generally, amounts may be transferred among the investment options at any time.


 o  Transfers may be made by telephone on AIMS.


 o  There is no charge for transfers and no tax liability.

 o Transfers from the Guaranteed Rate Accounts may not be made prior to maturity.

    CHARGES AND EXPENSES:
 o Program expense charge assessed against combined value of Program assets in the Trust.

 o Investment management and accounting fees and other expenses charged on an investment fund-by-fund basis, as applicable.

 o Indirectly, charges of underlying investment vehicles for investment management, 12b-1 fees and other expenses.

    PROFESSIONAL INVESTMENT MANAGEMENT:

 Through the investment funds under our contract we make available these professional investment managers who advise or sponsor the different Funds:


 o  Alliance Capital Management L.P.

 o  American Express Financial Corporation

 o  Brown Capital Management, Inc.

 o  Calvert Asset Management Company, Inc.

 o  Capital Guardian Trust Company

 o  Deutsche Asset Management

 o  Fidelity Management & Research Company

 o  MFS Investment Management


Members Retirement Program

----------
    6
--------------------------------------------------------------------------------

    BENEFIT PAYMENT OPTIONS:
 o  Lump sum.

 o  Installments on a time certain or dollar certain basis.

 o Variety of annuity benefit payout options as available under your employer's plan.

 o  Fixed or variable annuity options available.

    GUARANTEED OPTIONS:


 The three guaranteed options include two Guaranteed Rate Accounts and a Money Market Guarantee Account.



Members Retirement Program

1
Fee table






--------
  7
--------------------------------------------------------------------------------

The fee tables and discussion below will help you understand the various charges and expenses you will bear under the contract. The tables reflect charges: (1) you will directly incur, including the Program Expense Charge, and investment fund fees and charges, and (2) fees and expenses of EQ Advisors Trust, and its portfolios, you will indirectly incur. If you annuitize your account, charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

WHEN YOU PURCHASE OR REDEEM UNITS OF ANY OF THE INVESTMENT FUNDS YOU WILL PAY NO SALES LOAD, NO DEFERRED SALES CHARGE, NO SURRENDER FEES AND NO TRANSFER OR EXCHANGE FEES.


PROGRAM EXPENSE CHARGE AND INVESTMENT FUND OPERATING EXPENSES

The Program expense charge and operating expenses of the investment funds are paid out of each investment fund's assets. Certain investment funds pay us a management fee that varies based on their respective assets. The Program expense charge is based on the level of assets in the Trust. Each investment fund also incurs other expenses for services such as printing, mailing, legal, and similar items. All of these operating expenses are reflected in each investment fund's unit value. See "How We Value Your Account."


The tables that follow summarize the charges, at annual percentage rates, that apply to the investment funds. They do not include other charges which are specific to the various plans, such as enrollment fees or record maintenance and report fees. See "Charges and Expenses," for more details. The expenses shown are based on the actual experience of the investment funds during the year ended December 31, 2000, and reflect currently applicable fees except as noted.


ALLIANCE GROWTH EQUITY, MID CAP GROWTH AND BALANCED FUNDS*





                                            PROGRAM
                            MANAGEMENT      EXPENSE
                               FEE          CHARGE            OTHER          TOTAL
Alliance Growth Equity      0.50%            1.00%          0.18%(1)        1.68%
Alliance Mid Cap Growth     0.65%            1.00%          0.17%(1)        1.82%
Alliance Balanced           0.50%            1.00%          0.18%(1)        1.68%



* See "Combination of certain investment options and separate accounts" below.


Fee table

-----
   8
--------------------------------------------------------------------------------


EQ/ALLIANCE GLOBAL, EQ/ALLIANCE GROWTH INVESTORS, EQ/ALLIANCE TECHNOLOGY, EQ/AXP NEW DIMENSIONS, EQ/BERNSTEIN DIVERSIFIED VALUE, EQ/CALVERT SOCIALLY RESPONSIBLE, EQ/CAPITAL GUARDIAN INTERNATIONAL, EQ/EQUITY 500 INDEX, EQ/FI SMALL/MID CAP VALUE, EQ/SMALL COMPANY INDEX, EQ/MFS EMERGING GROWTH COMPANIES AND EQ/MFS RESEARCH





                                            TRUST RELATED EXPENSES
                                  INVESTMENT                 12B-1      TOTAL(2)
                                    MGMT.       OTHER(2)    FEE(3)    AS LIMITED
EQ/Alliance Global                  0.72%         0.09%         N/A      0.81%
EQ/Alliance Growth Investors        0.56          0.06          N/A      0.62
EQ/Alliance Technology              0.90          0.00        0.25%      1.15
EQ/AXP New Dimensions               0.65          0.05        0.25       0.95
EQ/Bernstein Diversified Value      0.65          0.05        0.25       0.95
EQ/Calvert Socially Responsible     0.65          0.15        0.25       1.05
EQ/Capital Guardian International   0.85          0.10        0.25       1.20
EQ/Equity 500 Index                 0.25          0.06        0.25       0.56
EQ/FI Small/Mid Cap Value           0.75          0.10        0.25       1.10
EQ/MFS Emerging Growth Companies    0.62          0.10        0.25       0.97
EQ/MFS Research                     0.65          0.05        0.25       0.95
EQ/Small Company Index              0.25          0.35        0.25       0.85



                                                                                      TOTAL
                                               PROGRAM RELATED EXPENSES             EXPENSES
                                      PROGRAM
                                     EXPENSE     MGMT.                    TOTAL AS
                                      CHARGE   FEES(4)      OTHER(1)      LIMITED     TOTAL
EQ/Alliance Global                  1.00%     0.20%       0.19%         1.39%      2.20%
EQ/Alliance Growth Investors        1.00      0.20        0.20          1.40       2.02
EQ/Alliance Technology              1.00         -        0.05          1.05       2.20
EQ/AXP New Dimensions               1.00         -        0.05 (5)      1.05       2.00
EQ/Bernstein Diversified Value      1.00         -        0.05 (5)      1.05       2.00
EQ/Calvert Socially Responsible     1.00         -        0.17 (5)      1.17       2.22
EQ/Capital Guardian International   1.00         -        0.05 (5)      1.05       2.25
EQ/Equity 500 Index                 1.00         -        0.13          1.13       1.69
EQ/FI Small/Mid Cap Value           1.00         -        0.36          1.36       2.46
EQ/MFS Emerging Growth Companies    1.00         -        0.13          1.13       2.10
EQ/MFS Research                     1.00         -        0.31          1.31       2.26
EQ/Small Company Index              1.00         -        0.05          1.05       1.90


(1) Reflects the amount deducted for the daily accrual of direct expenses. See "How We Determine the Unit Value" in the SAI.



(2) The management fees shown reflect revised management fees, effective May 1, 2000 which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.


   Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The amount shown for the EQ/Small Company Index portfolio reflects a .10% decrease in the portfolio's expense waiver. This decrease in the expense waiver was effective on May 1, 2000. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.





                                        OTHER EXPENSES                                              OTHER EXPENSES
                                       (BEFORE ANY FEE                                            (BEFORE ANY FEE
                                       WAIVERS AND/OR                                              WAIVERS AND/OR
                                           EXPENSE                                                    EXPENSE
             PORTFOLIO NAME            REIMBURSEMENTS)                   PORTFOLIO NAME           REIMBURSEMENTS)
------------------------------------ ------------------      ----------------------------------- -----------------
   EQ/Alliance Technology            0.06%                   EQ/Capital Guardian International   0.20%
   EQ/AXP New Dimensions             1.23%                   EQ/FI Small/Mid Cap Value           0.19%
   EQ/Bernstein Diversified Value    0.15%                   EQ/MFS Research                     0.07%
   EQ/Calvert Socially Responsible   1.47%                   EQ/Small Company Index              0.43%



(3) The Class IB shares of EQ Advisors Trust are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plan provides that EQ Trust, on behalf of each portfolio, may pay annually up to 0.25% of the average daily net assets of a portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares.


(4) The EQ/Alliance Global and EQ/Alliance Growth Investors Funds invest through Equitable Life's Separate Account No. 66 in corresponding portfolios of EQ Advisors Trust. This charge represents only financial accounting expenses for Separate Account No. 66.


(5) The amounts shown also reflect expenses of $19,329 which were initially paid by us in connection with the organization of the EQ/MFS Research, EQ/FI Small/Mid Cap Value and EQ/Bernstein Diversified Value Funds. These expenses are being reimbursed by these Funds (equally amortized over these four EQ Advisors Trust Funds) over a five year period that ends December 31, 2002. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital for EQ/AXP New Dimensions was invested on September 30, 2000; thus "Other Expenses" are estimated.



Fee table

-----
  9
--------------------------------------------------------------------------------


EXAMPLE*


A $1,000 investment in each Fund listed below would be subject to the expenses indicated, assuming a 5% annual return. Applicable expenses are the same whether or not you withdraw all or part of your Account Balance at the end of each time period shown (1). The examples assume the continuation of Net Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the Table above for the entire one, three, five and ten year periods included in the examples.




`

                                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
Alliance Balanced Fund                   $ 17.85     $ 55.27     $ 95.09     $ 206.24
Alliance Growth Equity Fund               17.85       55.27       95.09       206.24
Alliance Mid Cap Growth Fund              19.26       59.56      102.32       221.09
EQ/Alliance Global Fund                   23.09       71.11      121.70       260.29
EQ/Alliance Growth Investors Fund         21.28       65.66      112.57       241.92
EQ/Alliance Technology Fund               23.09       71.11      121.70       260.29
EQ/AXP New Dimensions Fund                21.08       65.05      111.53       239.86
EQ/Bernstein Diversified Value Fund       21.08       65.05      111.55       239.86
EQ/Calvert Socially Responsible Fund      22.26       68.62      117.53       251.93
EQ/Capital Guardian International Fund    23.59       72.62      124.22       265.33
EQ/Equity 500 Index Fund                  17.95       55.57       95.61       207.30
EQ/FI Small/Mid Cap Value Fund            25.70       78.95      134.74       286.19
EQ/MFS Emerging Growth Companies Fund     22.09       68.09      116.64       250.13
EQ/MFS Research Fund                      24.67       75.87      129.63       276.08
EQ/Small Company Index Fund               20.07       62.00      106.43       229.48



 * See "Combination of certain investment options and separate accounts" below.



(1) These calculations include all asset based charges plus a component for record maintenance and report fees and enrollment fees. The component is computed by aggregating such fees and dividing by the average assets for the same period. See "Members Retirement Plan (Pension and Profit Sharing), Prototype Self Directed Plan and Investment Only Fees" in this prospectus.


If you elect a variable annuity payout option under which we deduct a $350 annuitization fee: Assuming an annuity payout option could be issued, the expenses shown in the above example would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000.



CONDENSED FINANCIAL INFORMATION



Please see APPENDIX I at the end of this prospectus for condensed financial information concerning (i) the Alliance Growth Equity Fund (Separate Account No. 4 (Pooled)), the Alliance Mid Cap Growth Fund (Separate Account No. 3 (Pooled)), and the Alliance Balanced Fund (Separate Account No. 10 (Pooled)) and (ii) unit value information for the EQ/Alliance Global Fund, EQ/Alliance Growth Investors Fund, EQ/Alliance Technology Fund, EQ/AXP New Dimensions Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Equity 500 Index Fund, EQ/FI Small/Mid Cap Value Fund, EQ/MFS Emerging Growth Companies Fund, EQ/MFS Research Fund and EQ/Small Company Index Fund (Separate Account Nos. 51 and 66 (Pooled)).



FINANCIAL STATEMENTS OF INVESTMENT FUNDS



Each of the investment funds is, or is part of, one of our separate accounts as described in "About the Separate Accounts" under "More Information." The financial statements of the Pooled Separate Accounts, Alliance Growth Equity (Separate Account No. 4), Alliance Aggressive Equity* (Separate Account No. 3) and Alliance Balanced (Separate Account No. 10) and Separate Account Nos. 51 and 66 as well as the financial statements of Equitable Life are included in the SAI. The financial statements for EQ Advisors Trust are in the SAI for EQ Advisors Trust.

*     Now named "Alliance Mid Cap Growth Fund."


Fee table

2
Investment Options






----------------
      10
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     INVESTMENT OPTIONS


 We offer 18 INVESTMENT OPTIONS under the contract: 15 investment funds we call the "Funds" and the other three are Guaranteed Options.



 THE FUNDS

 Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. We cannot assure you that any of the Funds will meet their investment objectives.


 THE ALLIANCE GROWTH EQUITY FUND

 OBJECTIVE

 The Alliance Growth Equity Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of our nation's economy - and those of other leading industrialized countries - over a long period. The Fund maintains its own portfolio of securities.

 INVESTMENT STRATEGIES

 The Alliance Growth Equity Fund invests primarily in common stocks. The Fund generally invests in securities of intermediate and large sized companies, but may invest in stocks of companies of any size. At times, the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment causes more than 10% of the Growth Equity Fund's assets to be invested in the securities of one issuer.


 The Alliance Growth Equity Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in non-equity investments, including non-participating and non-convertible preferred stocks, bonds and debentures. The Fund also may invest up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States.)

 The Alliance Growth Equity Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments.



 RISKS OF INVESTMENT STRATEGIES

 See "Risks of Investing in the Funds," below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Growth Equity Fund specifically.



 THE ALLIANCE MID CAP GROWTH FUND


 OBJECTIVES


 The Alliance Mid Cap Growth Fund seeks to achieve long-term capital growth, through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.


 INVESTMENT STRATEGIES

 The Alliance Mid Cap Growth Fund will be actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund will invest at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries, as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.


 The Fund may also invest in convertible preferred stocks, convertible debt securities and short-term debt securities such as corporate notes, and temporarily invest in money



Investment Options

----------
  11
--------------------------------------------------------------------------------


 market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

 The Fund will attempt to generate excess return by taking active risk in security selection, and implementing a "bottom up" stock selection approach, looking for companies with unique growth potential. Economic sector allocation will also be taken into consideration, and the account may often be concentrated in industries where research resources indicate there is high growth potential. The Fund will be fully invested.


 RISKS OF INVESTMENT STRATEGIES


 See "Risks of Investing in the Funds", below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Mid Cap Growth Fund specifically. Note, however, that due to the Alliance Mid Cap Growth Fund's aggressive investment policies and less diversified investments, this Fund provides greater growth potential and greater risk than the Alliance Growth Equity and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.



 THE ALLIANCE BALANCED FUND

 OBJECTIVES

 The Alliance Balanced Fund seeks both appreciation of capital and current income by investing in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities. The Fund also seeks current income by investing in publicly traded debt securities and short-term money market instruments. The Fund maintains its own portfolio of securities.

 INVESTMENT STRATEGIES

 The Alliance Balanced Fund varies the portion of its assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium.

 In general, the Fund invests the greatest portion of it's assets in equity securities. During each of the past ten years, the Fund invested between 43% and 86% of its assets in equity securities, including equity-type securities such as convertible preferred stocks or convertible debt instruments.

 The Fund's investment in non-money market debt securities consists primarily of (a) publicly-traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and (b) corporate fixed income securities, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Fund may also buy debt securities with equity features such as conversion or exchange rights, warrants for the acquisition of stock, or participations based on revenues, sales or profits. The Fund only invests in investment grade non-money market debt securities, i.e., those rated, at the time of acquisition, BBB or higher by Standard & Poor's Corporation (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's) or, if unrated, are of comparable investment quality. The average maturity of the debt securities held by the Fund varies according to market conditions and the stage of interest rate cycles. The Fund may realize gains on debt securities when such action is considered advantageous in light of existing market conditions.


 The Fund also may invest (a) up to 10% of its total assets in restricted securities; (b) in foreign companies; (c) in repurchase agreements; and (d) in money market securities. The Fund may also purchase and sell securities on a when-issued or delayed delivery basis.


 Finally, the Fund may (a) invest in put and call options and (b) trade in stock index or interest rate futures, and foreign currency forward contracts, for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when


Investment Options

----------
   12
--------------------------------------------------------------------------------

 economic and market conditions indicate that such transactions would serve the best interests of the Fund.

 RISKS OF INVESTMENT STRATEGIES

 See "Risks of Investing in the Funds", below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Balanced Fund specifically.

 INVESTMENT MANAGER


 We manage the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds. We currently use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services. We are the majority-owners of Alliance, a limited partnership. We and Alliance are each registered investment advisers under the Investment Advisers Act of 1940.

 Alliance acts as investment adviser to various separate accounts of Equitable Life and other affiliated insurance companies. Alliance also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2000, Alliance had total assets under management of $454 billion. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

 The Investment Committee of our Board of Directors must authorize or approve the securities held in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.



 EQ ADVISORS TRUST

 EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company" more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.

 Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September, 1999 EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)


 EQ Advisors Trust commenced operations on May 1, 1997. Prior to October 18, 1999 the EQ/Alliance portfolios were part of The Hudson River Trust. On October 18, 1999, these portfolios with the exception of EQ/Alliance Technology became corresponding portfolios of EQ Advisors Trust.


 EQ Advisors Trust does not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions risks, expenses, their Rule 12b-1 Plan relating to its Class 1B shares, and other aspects of its operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus or SAI which is available upon request.


 The EQ/Alliance Global Fund, EQ/Alliance Growth Investors Fund, EQ/Alliance Technology Fund, EQ/AXP New Dimensions Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Equity 500 Index Fund, EQ/FI Small/Mid Cap Value Fund, EQ/MFS Emerging Growth Companies Fund, EQ/MFS Research Fund, EQ/Small Company Index Fund invest in corresponding portfolios of



Investment Options

-----
 13
--------------------------------------------------------------------------------

 the EQ Advisors Trust. The investment results you will experience in any one of those investment funds will depend on the investment performance of the corresponding portfolios. The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.


 You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.




    PORTFOLIO                                     OBJECTIVE                                      ADVISER
                                      Long-term growth of capital                    Alliance Capital Management L.P.
EQ/Alliance Global
EQ/Alliance Growth Investors          Highest total return consistent with           Alliance Capital Management L.P.
                                      reasonable risk
EQ/Alliance Technology                Long-term growth of capital                    Alliance Capital Management L.P.
EQ/AXP New Dimensions                 Long-term growth of capital                    American Express Financial Corporation
EQ/Bernstein Diversified Value        Capital appreciation                           Alliance Capital Management, L.P., through
                                                                                     its Bernstein Investment Research and
                                                                                     Management Unit.
EQ/Calvert Socially Responsible       Long-term capital appreciation                 Calvert Asset Management Company, Inc.
                                                                                     and Brown Capital Management, Inc.
EQ/Capital Guardian International     Long-term growth of capital by investing       Capital Guardian Trust Company
                                      primarily in non-United States equity
                                      securities
EQ Equity 500 Index                   Total return before expenses that              Alliance Capital Management L.P.
                                      approximates the total return performance
                                      of the S&P 500 Index, including
                                      reinvestment of dividends at a risk level
                                      consistent with that of the S&P's 500 Stock
                                      Index.
EQ/FI Small/Mid Cap Value             Long-term capital appreciation                 Fidelity Management & Research Company
EQ/MFS Emerging Growth Companies      Long-term growth of capital appreciation       MFS Investment Management
EQ/MFS Research                       Long-term growth of capital and future         MFS Investment Management
                                      income
EQ/Small Company Index                Replicate as closely as possible (before       Deutsche Asset Management Inc.
                                      deduction of portfolio expenses) the total
                                      return of the Russell 2000 Index

----------
   14
--------------------------------------------------------------------------------

 PLEASE REFER TO THE PROSPECTUS AND SAI OF EQ ADVISORS TRUST FOR A MORE DETAILED DISCUSSION OF INVESTMENT OBJECTIVES AND STRATEGIES, ADVISERS, RISK FACTORS AND OTHER INFORMATION CONCERNING THE TRUST AND ITS PORTFOLIOS.


 RISKS OF INVESTING IN THE FUNDS

 All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

 Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.


 The risk factors associated with an investment in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the EQ Advisors Trust prospectus for risks and factors and investment techniques associated with an investment in the EQ/Alliance Global Fund, EQ/Alliance Growth Investors Fund, EQ/Alliance Technology Fund, EQ/AXP New Dimensions Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Equity 500 Index Fund, EQ/FI Small/Mid Cap Value Fund, EQ/MFS Emerging Growth Companies Fund, EQ/MFS Research Fund, and EQ/Small Company Index Fund.

 Important factors associated with an investment in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are discussed below.


 COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments - and, therefore, the value of the Fund's units - to fluctuate.


 SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES. The Alliance Mid Cap Growth Fund invests primarily in the securities of medium sized companies. The Alliance Growth Equity and Alliance Balanced Funds may also make these investments, as well as investments in smaller sized companies.The securities of small and medium sized, less mature, lesser known companies involves greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

 The Funds also run a risk of increased and more rapid fluctuations in the value of its investments in securities of small or medium sized companies. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small- and medium-sized companies have a lower degree of liquidity in the markets for their stocks.

 NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the Alliance Growth Equity and Alliance Balanced Funds - and, therefore, the value of the Fund's units - will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). Moreover, convertible securities which may be in the Alliance



Investment Options

----------
  15
--------------------------------------------------------------------------------


 Growth Equity, Alliance Mid Cap Growth, and Alliance Balance Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

 FOREIGN INVESTING. Investing in securities of foreign companies involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the Alliance Growth Equity, Mid Cap Growth and Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

 RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the Alliance Mid Cap Growth and Alliance Balanced Funds may be unable to quickly sell their restricted security holdings at fair market value.

 The following discussion describes investment risks unique to either the Alliance Growth Equity Fund, Alliance Mid Cap Growth Fund or the Alliance Balanced Fund.

 INVESTMENT CONCENTRATION. Concentrating the Alliance Growth Equity Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 2000, the Fund held 34.6% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.

 INVESTMENT POLICIES. Due to the Alliance Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the Alliance Growth Equity and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


 ASSET ALLOCATION POLICIES. The Alliance Balanced Fund varies the portion of it's assets invested in equity and non-equity securities with our evaluation of various factors. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets.


 DEBT SECURITIES SUBJECT TO PREPAYMENT RISKS. Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund may invest are subject to prepayments prior to their stated maturity. The Fund, however, is unable to accurately predict the rate at which prepayments will be made, as that rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.


 WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Alliance Balanced Fund may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. The


 Investment Options

----------
   16
--------------------------------------------------------------------------------

 Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

 DEBT INSTRUMENTS ISSUED BY SCHEDULE B BANKS. The Alliance Balanced Fund may invest in debt instruments issued by Schedule B Banks, which are foreign branches of United States banks. Schedule B Banks are not required to maintain the same financial reserves which are required of United States banks, but Schedule B Bank certificates of deposit are fully guaranteed by the U.S. parent of the issuing bank. Debt instruments issued by Schedule B Banks may include certificates of deposit and time deposits of London branches of United States banks ("Eurodollars"). Eurodollar investments are subject to the types of risks associated with foreign securities. London branches of the United States banks have extensive government regulation which may limit both the amount and the type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the banking industry. United States banks are required to maintain reserves, are limited in how much they can loan to a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of United States banks.

 HEDGING TRANSACTIONS. The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.


 ADDITIONAL INFORMATION ABOUT THE FUNDS

 CHANGE OF INVESTMENT OBJECTIVES


 We can change the investment objectives of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds if the New York State Insurance Department approves the change.

 The investment objectives of the portfolios of the EQ Advisors Trust may be changed by the Board of Trustees of the EQ Advisors Trust without the approval of shareholders. (See "Voting rights.")


 VOTING RIGHTS

 No voting rights apply to any of the separate accounts or to the Guaranteed Options. We do, however, have the right to vote shares of the EQ Advisors Trust held by the funds.


 If EQ Advisors Trust holds a meeting of shareholders, we will vote the shares of the EQ Advisors Trust portfolios allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to the EQ Advisors Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.



 Investment Options

----------
  17
--------------------------------------------------------------------------------

 Currently, we control EQ Advisors Trust. The Trust's shares are held by other separate accounts of ours and by separate accounts of insurance companies unaffiliated with us. We generally will vote shares held by these separate accounts which will generally be voted according to the instructions of the owners of insurance policies and contracts funded through those separate accounts, thus diluting the effect of your voting instructions.


 THE GUARANTEED OPTIONS

 We offer three different Guaranteed Options:
 o two Guaranteed Rate Accounts (GRAs), and
 o our Money Market Guarantee Account.

 We guarantee the amount of your contributions to the Guaranteed Options and the interest credited. Contributions to the Guaranteed Options become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the Insurance Department of the State of New York and to insurance laws and regulations of all jurisdictions in which we are authorized to do business.

 Your investment in a Guaranteed Option is not regulated by the Securities and Exchange Commission, and the following discussion about the Guaranteed Options has not been reviewed by the staff of the SEC. The discussion, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made.


 GUARANTEED RATE ACCOUNTS

 We offer a GRA that matures in three years (3-year GRA) or a GRA that matures in five years (5-year GRA). Your contributions to the GRAs earn the guaranteed interest rate then in effect when your contribution is credited to your plan account. The interest rate is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees. See "Charges and Expenses."


 You can make new contributions or transfer amounts from other investment options to a GRA at the current guaranteed rate at any time. New guaranteed rates are offered each Wednesday and are available for a seven-day period. You may call AIMS to obtain our current GRA rates. You earn interest from the day after your contribution or transfer is credited through the maturity date of the GRA. See "Maturing GRAs" in the SAI for more information. The amount of your contribution and interest that is guaranteed is subject to any penalties applicable upon premature withdrawal. See "Premature Withdrawals and Transfers from a GRA" in the SAI.


 RESTRICTIONS ON WITHDRAWALS AND TRANSFERS

 o You may not transfer from one GRA to another or from a GRA to another investment option except at maturity.

 o You may transfer other amounts at any time to a GRA at the current guaranteed rate.

 o Withdrawals may be made from a GRA before maturity if: you are disabled; you attain age 70 1/2; you die; or you are not self-employed and your employment is terminated.

 o You may not remove GRA funds before maturity to take a loan, hardship or other in-service withdrawal, as a result of a trustee-to-trustee transfer, or to receive benefits from a terminated plan.

 o Certain other withdrawals prior to maturity are permitted, but may be subject to penalty. See "Procedures for Withdrawals, Distributions and Transfers from a GRA" in the SAI.


 MONEY MARKET GUARANTEE ACCOUNT


 All contributions to the Money Market Guarantee Account earn the same rate of interest. The rate changes monthly and is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees and charges. The rate will approximate current market rates for money market mutual funds minus these fees. You may call the AIMS to obtain the current monthly rate. On



 Investment Options

----------
   18
--------------------------------------------------------------------------------


 January 1 each year we set an annual minimum rate for this Account. The minimum guaranteed interest rate for 2001 is 2.50% (before fees).


 Contributions may be made at any time and will earn the current rate from the day after the contribution is credited through the end of the month or, if earlier, the day of transfer or withdrawal. Your balance in the Money Market Guarantee Account at the end of the month automatically begins receiving interest at the new rate until transferred or withdrawn.

 DISTRIBUTIONS, WITHDRAWALS, AND TRANSFERS. You may effect distributions, withdrawals and transfers, without penalty, at any time permitted under your plan. We do not impose penalties on distributions, withdrawals or transfers.


 Investment Options

3
How we value your account balance in the funds






----------------
  19
--------------------------------------------------------------------------------

 When you invest in a Fund, your contribution or transfer is used to purchase "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

 On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, effect a transfer, or request some other transaction that involves moving assets into or out of that Fund option.

 For a description of how Fund unit values are computed, see "How We Compute Unit Values for the Funds" in the SAI.


 How we value your account balance in the funds

4
Transfers and access to your account






----------------
      20
--------------------------------------------------------------------------------

 TRANSFERS AMONG INVESTMENT OPTIONS

 You may transfer some or all of your amounts among the investment options if you participate in the Members Retirement Plan. Participants in other plans may make transfers as allowed by the plan.


 No transfers from the GRAs to other investment options are permitted prior to maturity. Transfers to the GRAs, and to or from the Money Market Guarantee Account and the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds, are permitted at any time. Transfers from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of EQ Advisors Trust.


 DISRUPTIVE TRANSFER ACTIVITY

 You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kind of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment option are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

 We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


 OUR ACCOUNT INVESTMENT MANAGEMENT SYSTEM (AIMS)


 Participants may use our automated AIMS to transfer between investment options, obtain account information, change the allocation of future contributions and maturing GRAs and hear investment performance information. To use AIMS, you must have a touch-tone telephone. We assign a personal security code ("PSC") number to you after we receive your completed enrollment form.

 We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using AIMS. The procedures require personal identification information, including your PSC number, prior to acting on telephone instructions, and providing written confirmation of the transfers. Thus, we will not be liable for following telephone instructions we reasonably believe to be genuine.

 We reserve the right to limit access to this service if we determine that you are engaged in a market timing strategy (see "Disruptive transfer activity" above).

 A transfer request will be effective on the business day we receive the request. We will confirm all transfers in writing.

   -----------------------------------------------------------------------------


 A business day is generally any day on which both the New York Stock Exchange and we are open, and generally ends at 4:00 p.m. Eastern Time. We may, however, close or close early due to emergency conditions.

   -----------------------------------------------------------------------------

 PARTICIPANT LOANS


 Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer.

 Loans are subject to restrictions under Federal tax laws and ERISA. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are


 Transfers and access to your account

----------
  21
--------------------------------------------------------------------------------

 available from our Account Executives. A loan may not be taken from the Guaranteed Rate Accounts prior to maturity. If a participant is married, written spousal consent will be required for a loan.

 If you are a sole proprietor, 10% or more partner, or a shareholder-employee of an S Corporation who owns more than 5% of the shares (or a family member of any of the above as defined under Federal income tax laws), you presently may not borrow from your vested account balance without first obtaining a prohibited transaction exemption from the Department of Labor. Participants should consult with their attorneys or tax advisors regarding the advisability and procedures for obtaining such an exemption.


 Generally, the loan amount will be transferred from the investment options into a loan account. The participant must repay the amount borrowed with interest as required by federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. Interest paid on a retirement plan loan is not deductible.



 CHOOSING BENEFIT PAYMENT OPTIONS


 The Program offers a variety of benefit payment options. If you are a participant in a self-directed or individually-designed plan, ask your employer for details. Once you are eligible, your plan may allow you a choice of one or more of the following forms of distribution:


 o Installment Payments

 o Qualified Joint and Survivor Annuity


 o Joint and Survivor Annuity Options, some with optional Period Certain

 o Life Annuity

 o Life Annuity - Period Certain

 o Cash Refund Annuity


 o Lump Sum Payment

 All of these annuity options can be either fixed or variable except for the Cash Refund Annuity and the Qualified Joint and Survivor Annuity which are fixed options only.

   -----------------------------------------------------------------------------

 The amount of each payment in a fixed option remains the same. Variable option payments change to reflect the investment performance of the Alliance Growth Equity Fund.
   -----------------------------------------------------------------------------

 See "Types of Benefits" in the SAI for detailed information regarding each of the benefit payout options, and "Procedures for Withdrawals, Distributions and Transfers" in the SAI.

 We provide the fixed and variable annuity options. Payments under variable annuity options reflect investment performance of the Alliance Growth Equity Fund.

 The minimum amount that can be used to purchase any type of annuity is $5,000. In most cases an annuity administrative charge of $350 will be deducted from the amount used to purchase an annuity. If we give any group pension client with a qualified plan a better annuity purchase rate than those currently guaranteed under the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.

 SPOUSAL CONSENT


 If a participant is married and has an account balance greater than $5,000, federal law generally requires payment of a Qualified Joint and Survivor Annuity payable to the participant for life and then to the surviving spouse for life, unless you and your spouse have properly waived that form of payment in advance. Please see "Spousal Consent Requirements" under "Types of Benefits" in the SAI. Certain self-directed prototypes and individually designed plans are not subject to these requirements.


 BENEFITS PAYABLE AFTER THE DEATH OF A PARTICIPANT


 o If you die before the entire benefit due you has been paid, the remainder of your benefits will be paid to your beneficiary.


Transfers and access to your account

----------
   22
--------------------------------------------------------------------------------

  o If you die before you are required to begin receiving benefits, the law requires your entire benefit to be distributed no more than five years after your death. There are exceptions - (1) A beneficiary who is not your spouse may elect payments over his/her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of your death. (2) If your benefit is payable to your spouse, your spouse may elect to receive benefits over his/her life or a period certain which does not exceed his or her life expectancy beginning any time up to the date you would have attained age 70 1/2 or, if later, one year after your death, or (3) Your spouse may be able to roll over all or part of the death benefit to a traditional (not Roth) individual retirement arrangement.

  o If at your death you were already receiving annuity benefits, your beneficiary will receive the survivor benefits, if any, under the form of the annuity selected. If an annuity benefit was not selected, your beneficiary can continue to receive benefits based on the payment option you selected or can select a different payment option so long as payments are made at least as rapidly as with the payment option you originally selected.


  o The IRS and Treasury recently have proposed revisions to the minimum distribution rules. We expect the rules to be finalized no earlier than January 1, 2002. The proposed revisions permit plan administrators, plan participants, and beneficiaries to apply the proposed revisions to distributions for the calendar year 2001 provided that the plan adopts a model amendment to permit such distributions.


  o To designate a beneficiary or to change an earlier designation, have your employer send us your completed beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Procedures for Withdrawals, Distributions and Transfers - Spousal Consent Requirements" in the SAI.


 Under the Members Retirement Program, on the day we receive proof of your death, we automatically transfer your Account Balance in the Funds to the Money Market Guarantee Account unless your beneficiary instructs otherwise. All amounts are held until your beneficiary requests a distribution or transfer. Our Account Executives can explain these and other requirements affecting death benefits.



Transfersand access to your account

5
The Program






----------------
  23
--------------------------------------------------------------------------------

 This section explains the Program in further detail. It is intended for employers who wish to enroll in the Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and the Adoption Agreement that define the scope of the Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer. The Program is described in the prospectus solely to provide a more complete understanding of how the Funds and GRAs operate within the Program. The Program itself is not registered under the Securities Act of 1933.


 The Members Retirement Program consists of several types of retirement plans and two retirement plan Trusts, the Master Trust and the Pooled Trust. Each of the Trusts invests exclusively in the contract described in this prospectus. The Program is sponsored by Equitable Life. The Program had 10,185 participants and approximately $186 million in assets at December 31, 2000.


 Our Retirement Program Specialists are available to answer your questions about joining the Program. Please contact us by using the telephone number or addresses listed under "How To Reach Us - Information on Joining the Program" on the back cover of the prospectus.


 SUMMARY OF PLAN CHOICES

 You have a choice of three retirement plan arrangements under the Program. You can:


  o Choose, the MEMBERS RETIREMENT PLAN - which automatically gives you a full range of services from Equitable Life. These include your choice of the Program investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the Members Retirement Plan employers adopt our Master Trust and your only investment choices are from the Investment Options.


   -----------------------------------------------------------------------------


 The Members Retirement Plan is a defined contribution master plan that can be adopted as a profit sharing plan (including optional 401(k), SIMPLE 401(k) and safe harbor 401(k) features), a defined contribution pension plan, or both.

   -----------------------------------------------------------------------------

  o Choose the SELF-DIRECTED PROTOTYPE PLAN - which gives you added flexibility in choosing investments. This is a defined contribution prototype plan which can be used to combine the Program investment options with your own individual investments such as stocks and bonds. With this plan you must adopt our Pooled Trust and maintain a minimum balance of $25,000 at all times.


    You must arrange separately for plan level accounting and brokerage services. We provide recordkeeping services only for plan assets held in the Pooled Trust. You can use any plan recordkeeper or you can arrange through us to hire Trustar Retirement Services at a special rate. You can also arrange through us brokerage services from CSFB Direct, or use the services of any other broker.

   -----------------------------------------------------------------------------

 The Pooled Trust is an investment vehicle used with individually designed qualified retirement plans. It can be used for both defined contribution and defined benefit plans. We provide recordkeeping services for plan assets held in the Pooled Trust.
   -----------------------------------------------------------------------------

  o Maintain our POOLED TRUST FOR INDIVIDUALLY DESIGNED PLANS - and use our Pooled Trust for investment options in the Program and your own individual investments. The Pooled Trust is for investment only and can be used for both defined benefit and defined contribution plans. We provide participant-level or plan-level recordkeeping services for plan assets in the Pooled Trust.

 Choosing the right plan depends on your own set of circumstances. We recommend that you review all plan, trust, participation and related agreements with your legal and tax counsel.


 The Program

----------
   24
--------------------------------------------------------------------------------

 GETTING STARTED

 If you choose the Members Retirement Plan, you as the employer or trustee must complete an Adoption Agreement.

 If you choose the Self-Directed Prototype Plan, you must complete the Prototype Plan adoption agreement as well as an Adoption Agreement in order to use the Pooled Trust.

 As an employer, you are responsible for the administration of the plan you choose. If you have a Self-Directed Prototype Plan, you are also responsible for appointing a plan trustee. Please see "Your Responsibilities as Employer" in the SAI.


 HOW TO MAKE PROGRAM CONTRIBUTIONS

 Contributions must be in the form of a check drawn on a bank in the U.S. clearing through the Federal Reserve System, in U.S. dollars, and made payable to Equitable Life. All contribution checks should be sent to Equitable Life at the address shown "For Contribution Checks Only" in the "Information Once You Join the Program" section under "How to Reach Us" in this prospectus. Third party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a payment if it is received in an unacceptable form.


 All contributions must be accompanied by a Contribution Remittance form which designates the amount to be allocated to each participant by contribution type. Contributions are normally credited on the business day that we receive them, provided the remittance form is properly completed and matches the check amount. Contributions are only accepted from the employer. Employees may not send contributions directly to the Program.


 There is no minimum amount which must be contributed for investment if you adopt the Members Retirement Plan, or if you have your own individually designed plan that uses the Pooled Trust. If you adopt our self-directed prototype plan, you must, as indicated above, keep at least $25,000 in the Pooled Trust at all times.

 ALLOCATING PROGRAM CONTRIBUTIONS

 Under the Members Retirement Plan participants make all of the investment decisions.

 Investment decisions in the Self-Directed Prototype Plan and individually designed plans are made either by the participant or by the plan trustees depending on the terms of the plan.

 Participants may allocate contributions among any number of Program investment options. Allocation instructions can be changed at any time. You may allocate employer contributions in different percentages than your employee contributions. The allocation percentages you elect for employer contributions will automatically apply to 401(k) qualified non-elective contributions, qualified matching contributions and matching contributions. The allocation percentages you elect for employee contributions will automatically apply to both your post-tax employee contributions and your 401(k) salary deferral contributions.

 IF WE DO NOT RECEIVE ADEQUATE INSTRUCTIONS, WE WILL ALLOCATE YOUR CONTRIBUTIONS TO THE MONEY MARKET GUARANTEE ACCOUNT UNTIL WE ARE PROPERLY INSTRUCTED OTHERWISE.


 WHEN TRANSACTION REQUESTS ARE EFFECTIVE. Contributions, as well as transfer requests and allocation changes (not including GRA maturity allocation changes discussed in the SAI), are effective on the business day they are received. Distribution requests are also effective on the business day they are received unless, as in the Members Retirement Plan, there are plan provisions to the contrary. Transaction requests received after the end of a business day will be credited the next business day. Processing of any transaction may be delayed if a properly completed form is not received.


 Trustee-to-trustee transfers of plan assets are effective the business day after we receive all items we require, including check and instructions, and a plan opinion/IRS determination letter from the new or amended plan, or adequate proof of qualified plan status.



 The Program

----------
  25
--------------------------------------------------------------------------------

 DISTRIBUTIONS FROM THE INVESTMENT OPTIONS

 Keep in mind two sets of rules when considering distributions or withdrawals from the Program. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan. We discuss those "Rules Applicable to Participant Distributions" below. Certain plan distributions may be subject to Federal income tax, and penalty taxes. See "Tax Information."


 AMOUNTS IN THE FUNDS AND MONEY MARKET GUARANTEE ACCOUNT. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Money Market Guarantee Account and the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of EQ Advisors Trust, as applicable.


 AMOUNTS IN THE GUARANTEED RATE ACCOUNTS. Withdrawals generally may not be taken from GRAs prior to maturity. See "Guaranteed Rate Accounts."

 Payments or withdrawals and application of proceeds to an annuity ordinarily will be made promptly upon request in accordance with plan provisions. However, we can defer payments, applications and withdrawals for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets is not reasonably practicable because of an emergency.

 IF YOUR PLAN IS AN EMPLOYER OR TRUSTEE-DIRECTED PLAN, YOU AS THE EMPLOYER ARE RESPONSIBLE FOR ENSURING THAT THERE IS SUFFICIENT CASH AVAILABLE TO PAY BENEFITS.

 RULES APPLICABLE TO PARTICIPANT DISTRIBUTIONS

 In addition to our own procedures, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax Information" in this prospectus and the SAI. You should discuss your options with a qualified financial advisor. Our Account Executives also can be of assistance.

 In general, under the Members Retirement Plan or our Self-Directed Prototype Plan, participants are eligible for benefits upon retirement, death or disability, or upon termination of employment with a vested benefit. Participants in an individually designed plan are eligible for retirement benefits depending on the terms of their plan. See "Benefit Payment Options" under "Transfers and Access to Your Money," and "Tax Information" for more details. For participants who own more than 5% of the business, benefits must begin no later than April 1 of the year after the participant reaches age
 70 1/2. For all other participants, distribution must begin by April 1 of the later of the year after attaining age 70 1/2 or retirement from the employer sponsoring the plan.

 o You may withdraw all or part of your Account Balance under the Members Retirement Plan attributable to post-tax employee contributions at any time, provided that you withdraw at least $300 at a time (or, if less, your entire post-tax Account Balance).

 o If you are married, your spouse must generally consent in writing before you can make any type of withdrawal except to purchase a Qualified Joint or a Survivor Annuity. Self-employed persons may generally not receive a distribution prior to age 59 1/2.


 The Program

----------
   26
--------------------------------------------------------------------------------

  o Employees may generally not receive a distribution prior to separation from service.

  o Hardship withdrawals before age 59 1/2 may be permitted under 401(k) and certain other profit sharing plans.

 Under an individually designed plan and our self-directed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan. See "Procedures for Withdrawals, Distributions and Transfers" in the SAI for a more detailed discussion of these general rules.

 Generally you may not make withdrawals from the Guaranteed Rate Accounts prior to maturity. See "The Guaranteed Rate Accounts."


 The Program

6
Performance information






----------------
  27
--------------------------------------------------------------------------------

 The investment performance of the Funds reflects changes in unit values experienced over time. The unit value calculations for the Funds include all earnings, including dividends and realized and unrealized capital gains. Unlike the typical mutual fund, the Funds reinvest, rather than distribute, their earnings.


 The following tables show the annual percentage change in Fund unit values, and the average annual percentage change in Fund unit values, for the periods ended December 31, 2000. You may compare the performance results for each Fund with the data presented for certain unmanaged market indices, or "benchmarks."



 Performance data for the benchmarks do not reflect any deductions for investment advisory, brokerage or other expenses of the type typically associated with an actively managed investment fund. This overstates their rates of return and limits the usefulness of the benchmarks in assessing the performance of the Funds. The benchmark results have been adjusted to reflect reinvestment of dividends and interest for greater comparability. The benchmarks are:


  o Standard and Poor's 500 Index (S&P 500) - a weighted index of the securities of 500 companies widely regarded by investors as representative of the stock market.


  o Standard & Poor's MidCap 400 (Total Return) Index (S&P MidCap TR) - a market-weighted index with each stock affecting the index in proportion to its market value. It consists of 400 domestic stocks chosen for market size (median market capitalization falls in the $200 million to $5 billion range), liquidity, and industry group representation.


  o Russell 3000 Index (Russell 3000). - The Russell 3000 Index consists of the largest 3,000 publicity trade stocks of U.S. domiciled corporations and include large, medium and small capital stocks. Russell 3000 represents approximately 98% of the investable U.S. equity market. Russell performs a "reconstitution" of the indices annually. The next reconstruction will be June 30, 2001.

  o Russell 2000 Index (Russell 2000) - a broadly diversified small capitalization index of the approximately 2,000 smallest stocks within the Russell 3000.

  o Russell 2000 Value Index (Russell 2000 Value) - measures the performance of the Russell 2000 companies with lower price-to-book ratio and lower forecasted growth values.


  o Lehman Aggregate Index - a bond index which includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard and Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others.

  o Lehman Government/Corporate Bond Index (Lehman) - an index widely regarded by investors as representative of the bond market.

  o Lehman Treasury Bond Index (Lehman Treasury) - a bond index which includes all public obligations of the U.S. Treasury (excluding foreign targeted issues).

  o Morgan Stanley Capital International World Index (MSCI World) - an arithmetical average weighted by market value of the performance of 1,520 companies listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East

  o Consumer Price Index (Urban Consumers - not seasonally adjusted)(CPI) - an index of inflation.

 The annual percentage change in unit values represents the percentage increase or decrease in unit values from the beginning of one year to the end of that year. The average annual rates of return are time-weighted, assume an investment at the beginning of each period, and include the reinvestment of investment income.


 Historical results are presented for all Funds for the periods during which the Funds were available under the Program. Hypothetical results also were calculated for prior periods for the EQ/Alliance Global and EQ/Alliance Growth Investors Funds. These became available under the Program on July 1,



Performance information

----------
   28
--------------------------------------------------------------------------------


 1993. The performance figures prior to that date for these Funds reflect (1) hypothetical performance based on the actual performance of the EQ/Alliance Global, and EQ/Alliance Growth Investors portfolios, respectively, from the date each commenced operations and (2) the deduction of the Program Expense Charge, the financial accounting fee and the daily accrual of direct expenses attributable to the Alliance Growth Equity Fund. After July 1, 1993, they reflect actual performance and, for 1993, annualized actual expenses. See:
 "Deductions and Charges".


 See the attached EQ Advisors Trust prospectus for historical performance information regarding all portfolios. Such information does not reflect the Program Expense Charge that would reduce the results shown in the EQ Advisors Trust prospectus.


 EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance Global and EQ/Alliance Growth Investors portfolios were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust and any predecessors that it may have had.

 The MFS Research and EQ/FI Small/Mid Cap Value Funds became available under the Program on August 1, 1997.

 No historical results are presented for the EQ/Calvert Socially Responsible, EQ/MFS Emerging Growth Companies, EQ/Equity 500 Index, EQ/Capital Guardian International, EQ/Bernstein Diversified Value, EQ/Alliance Technology or EQ/AXP New Dimensions Funds because they first became available under the Program after December 31, 1999.


 THE PERFORMANCE SHOWN DOES NOT REFLECT ANY RECORD MAINTENANCE AND REPORT OR ENROLLMENT FEES. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS OR UPON DISTRIBUTION. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


 Performance information

-----
 29
--------------------------------------------------------------------------------


     ANNUAL PERCENT CHANGES IN UNIT VALUES*





                                             ANNUAL PERIOD ENDING LAST BUSINESS DAY OF
                                      -------------------------------------------------------
 FUND                                     1991      1992       1993        1994        1995
------------------------------------- ---------- --------- ---------- ------------ ----------
 ALLIANCE GROWTH EQUITY(1)            50.4%       0.1%     18.0%      (2.8)%       30.3%
 EQ/MFS RESEARCH(1)                      -          -         -          -            -
 S&P 500                              30.5        7.6      10.1        1.3         37.6
 Russell 3000(1)                      33.7        9.7      10.9        0.2         36.8
 ALLIANCE MID CAP GROWTH              85.1       (4.2)     13.1       (5.1)        29.6
 S&P Mid Cap/Russell 2000 (50%/50%)   48.1       15.2      16.4       (2.7)        29.7
 ALLIANCE BALANCED                    39.7       (3.9)     10.8       (9.2)        18.9
 S&P 500/Lehman Aggregate (50%/50%)   23.2        7.5       9.9       (0.8)        28.0
 EQ/ALLIANCE GLOBAL                   29.1       (1.9)     30.8        3.6         16.8
 MSCI World                           18.3       (5.2)     22.5        5.1         20.7
 EQ/ALLIANCE GROWTH INVESTORS         47.3        3.5      13.9       (4.8)        24.2
 S&P 500/Lehman (70%/30%)             26.2        7.6      10.3       (0.1)        32.1
 EQ/FI SMALL/MID CAP VALUE               -          -         -          -            -
 Russell 2000 Value                   41.7       29.1      23.8       (1.6)        25.8
------------------------------------- -----      -----     -----      ----         -----
 CPI                                   3.0        2.9       2.7        2.7          2.9



                                               ANNUAL PERIOD ENDING LAST BUSINESS DAY OF
                                      -----------------------------------------------------------
 FUND                                     1996       1997        1998        1999        2000
------------------------------------- ---------- ---------- ------------ ---------- -------------
 ALLIANCE GROWTH EQUITY(1)            16.4%      25.5%       ( 3.8)%     33.5%      (17.6)%
 EQ/MFS RESEARCH(1)                      -          -         22.4       21.4       ( 6.5)
 S&P 500                              23.0       33.4         28.6       21.0       ( 9.1)
 Russell 3000(1)                      21.8       31.8         24.1       20.9       ( 7.5)
 ALLIANCE MID CAP GROWTH              20.9       10.6        (14.5)      15.9       (14.0)
 S&P Mid Cap/Russell 2000 (50%/50%)   17.9       27.3          8.3       18.0         7.2
 ALLIANCE BALANCED                    10.0       12.1         18.0       13.9       ( 3.5)
 S&P 500/Lehman Aggregate (50%/50%)   13.3       21.5         18.6        9.1         1.1
 EQ/ALLIANCE GLOBAL                   12.9       10.1         20.1       36.6       (19.8)
 MSCI World                           13.5       15.8         24.3       24.9       (13.2)
 EQ/ALLIANCE GROWTH INVESTORS         11.0       15.2         17.5       24.8       ( 8.0)
 S&P 500/Lehman (70%/30%)             16.9       26.3         22.9       13.8       ( 3.0)
 EQ/FI SMALL/MID CAP VALUE               -          -        (11.3)       0.4         3.7
 Russell 2000 Value                   21.4       31.8        ( 6.5)      (1.5)       22.8
------------------------------------- -----      -----       ------      -----      -----
 CPI                                   3.3        1.9          1.6        2.7         3.4



*     Hypothetical performance shown in bold.
(1)   As of May 1, 2001, the Russell 3000 is the new benchmark for these funds.



 Performance information

-----
  30
--------------------------------------------------------------------------------


AVERAGE ANNUAL PERCENTAGE
CHANGE IN FUND UNIT VALUES -
YEARS ENDING DECEMBER 31, 2000*





 FUND                                   10 YEARS     5 YEARS     3 YEARS       1 YEAR
------------------------------------ ------------ ----------- ----------- -------------
ALLIANCE GROWTH EQUITY(1)                 13.3%        9.1%        1.9%        (17.6)%
EQ/MFS RESEARCH(1)                           -           -        11.6         ( 6.5)
S&P 500                                   17.5        18.3        12.3         ( 9.1)
Russell 3000                              17.4        17.4        11.6         ( 7.5)
ALLIANCE MID CAP GROWTH                   10.9         2.6        (5.2)        (14.0)
S&P Mid Cap/Russell 2000 (50%/50%)        17.8        15.5        11.0           7.3
ALLIANCE BALANCED                          9.9         9.8         9.1         ( 3.5)
S&P 500/Lehman Aggregate (50%/50%)        12.8        12.6         9.7           1.1
EQ/ALLIANCE GLOBAL                        14.3        10.3         9.6         (19.8)
MSCI World                                11.9        12.1        10.5         (13.2)
EQ/ALLIANCE GROWTH INVESTORS              15.5        11.5        10.5         ( 8.0)
S&P 500/Lehman (70%/30%)                  14.7        14.8        10.8         ( 3.0)
EQ/FI SMALL/MID CAP VALUE                    -           -        (2.6)          3.7
Russell 2000 Value                        17.7        12.6         4.2          22.8
------------------------------------      ----        ----        ----         -----
CPI                                        2.7         2.5         2.6           3.4



*     Hypothetical performance shown in bold.
(1)   As of May 1, 2001, the Russell 3000 is the new benchmark for these funds.



PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS OR UPON DISTRIBUTIONS.


                               Performance information

7
Charges and expenses






----------------
  31
--------------------------------------------------------------------------------

 You will incur two general types of charges under the
 Program:

 (1) Charges imposed on amounts invested in the trust - these apply to all amounts invested in the trust (including installment payout option payments), and do not vary by plan. These are, in general, reflected as reductions in the unit values of the Funds or as reductions from the rates credited to the Guaranteed Options.

 (2) Plan and transaction charges - these vary by plan or are charged for specific transactions, and are typically stated in a dollar amount. Unless otherwise noted, these are deducted in fixed dollar amounts by reducing the number of units in the appropriate Funds and the dollars in the Guaranteed Options.

 We deduct amounts for the 3-year or 5-year GRA from your most recent GRA.

 We make no deduction from your contributions or withdrawals for sales expenses.


 CHARGES BASED ON AMOUNTS INVESTED IN THE PROGRAM
 PROGRAM EXPENSE CHARGE

 We assess the Program expense charge as a daily charge at an annual rate of 1.00% of your account balance held in the trust. The purpose of this charge is to cover the expenses that we incur in connection with the Program.


 We apply the Program expense charge toward the cost of maintenance of the investment options, promotion of the Program, investment funds, guaranteed options, commissions, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial and accounting costs, office equipment and stationery. During 2000 we received $2,012,032 under the Program expense charge then in effect.


 INVESTMENT MANAGEMENT AND ACCOUNTING FEES


 The computation of unit values for each of the Funds named below also reflects fees charged for investment management and accounting. We receive fees for investment management services for the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds. The investment management and accounting fee covers the investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of 0.50% of the net assets of the Alliance Growth Equity and Balanced Funds and an effective annual rate of 0.65% for the Alliance Mid Cap Growth Fund.

 We receive fees for financial accounting services for the EQ/Alliance Global, and EQ/Alliance Growth Investors Funds. This fee is charged daily at an effective annual rate of 0.20% of the net assets of these Funds.


 OTHER EXPENSES BORNE BY THE FUNDS


 EQ ADVISORS TRUST ANNUAL EXPENSES. The EQ/Alliance Global Fund, EQ/Alliance Growth Investors Fund, EQ/Alliance Technology Fund, EQ/AXP New Dimensions Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Equity 500 Index Fund, EQ/FI Small/Mid Cap Value Fund, EQ/MFS Emerging Growth Companies Fund, EQ/MFS Research Fund, and the EQ/Small Company Index Fund are indirectly subject to investment management fees, 12b-1 (if applicable) fees and other expenses charged against assets of the corresponding portfolios of the EQ Advisors Trust. These expenses are described in the EQ Advisors Trust prospectus accompanying this prospectus.

 OTHER EXPENSES. Certain costs and expenses are charged directly to the Funds. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports, proxy mailings, other mailing costs, legal expenses and (for the EQ/Alliance Global, and EQ/Alliance Growth Investors Funds only) custodians' fees and outside auditing expenses.



 Charges and expenses

----------
   32
--------------------------------------------------------------------------------

 PLAN AND TRANSACTION EXPENSES

 MEMBERS RETIREMENT PLAN, PROTOTYPE SELF-DIRECTED PLAN AND INVESTMENT ONLY FEES


 RECORD MAINTENANCE AND REPORT FEE. At the end of each calendar quarter, we deduct a record maintenance and report fee of $3.75 from your Account Balance. We reserve the right to charge varying fees based on the requested special mailings, reports and services given to your retirement plan.

 ENROLLMENT FEE. We charge an employer a non-refundable enrollment fee of $25 for each participant enrolled under its plan. If we do not maintain individual participant records under an individually-designed plan, we instead charge the employer $25 for each plan or trust. If the employer fails to pay these charges, we may deduct the amount from subsequent contributions or from participants' account balances.

 PROTOTYPE SELF-DIRECTED PLAN FEES. Employers who participate in our Prototype Self-Directed Plan incur additional fees not payable to us, such as brokerage and administration fees.

 INDIVIDUAL ANNUITY CHARGES

 ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payment option, we deduct a $350 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

 CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


 We deduct a charge designed to approximate certain taxes that may be imposed on us, such as, premium taxes in your state. Currently, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by state and ranges from 0% to 1% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


 We reserve the right to deduct any applicable charges such as premium taxes from each contribution or from distributions or upon termination of your contract. If we have deducted any applicable tax charges from contributions, we will not deduct a charge for the same taxes later. If, however, an additional tax is later imposed on us when you make a partial or full withdrawal, or your contract is terminated, or you begin receiving annuity payments, we reserve the right to deduct a charge at that time.

 FEES PAID TO ASSOCIATIONS. We may pay associations a fee for enabling the Program to be made available to their memberships. The fee may be based on the number of employers whom we solicit, the number who participate in the Program, and/or the value of Program assets. We make these payments without any additional deduction or charge under the Program.

 GENERAL INFORMATION ON FEES AND CHARGES


 We will give you written notice of any change in the fees and charges. We may also establish a separate fee schedule for requested non-routine administrative services. During 2000 we received total fees and charges under the Program of $3,184,587.



 Charges and expenses

8
Tax information






----------------
  33
--------------------------------------------------------------------------------

 In this section, we briefly outline current federal income tax rules relating to adoption of the Program, contributions to the Program and distributions to participants under qualified retirement plans. Certain other information about qualified retirement plans appears here and in the SAI. We do not discuss the effect, if any, of state tax laws that may apply. For tax advice, we suggest that you consult your tax advisor.

 The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of qualified retirement plans. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may also change. There is no way of predicting whether, when or in what form any such change would be adopted.


 Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.


 BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

 Annuity contracts can be purchased in connection with employer plans qualified under Code Section 401. How these arrangements work, including special rules applicable to each, is described in the Statement of Additional Information. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of guaranteed options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.



 INCOME TAXATION OF DISTRIBUTIONS TO QUALIFIED PLAN PARTICIPANTS

 In this section, the word "you" refers to the plan participant.

 Amounts distributed to a participant from a qualified plan are generally subject to federal income tax as ordinary income when benefits are distributed to you or your beneficiary. Generally speaking, only your post-tax contributions, if any, are not taxed when distributed.

 ELIGIBLE ROLLOVER DISTRIBUTIONS. Many types of distributions from qualified plans are "eligible rollover distributions" that can be transferred directly to another qualified plan or traditional individual retirement arrangement ("IRA"), or rolled over to another plan or IRA within 60 days of the receipt of the distribution. If a distribution is an "eligible rollover distribution," 20% mandatory federal income tax withholding will apply unless the distribution is directly transferred to a qualified plan or IRA. See "Eligible Rollover Distributions and Federal Income Tax Withholding" in the SAI for a more detailed discussion.

 ANNUITY OR INSTALLMENT PAYMENTS. Each payment you receive is ordinary income for tax purposes, except where you have a "cost basis" in the benefit. Your cost basis is equal to the amount of your post-tax employee contributions, plus any employer contributions you had to include in gross income in prior years. You may exclude from gross income a portion of each annuity or installment payment you receive. If you (and your survivor) continue to receive payments after you have received your cost basis in the contract, all amounts will be taxable.

 IN SERVICE WITHDRAWALS. Some plans allow in-service withdrawals of after-tax contributions. The portion of each withdrawal attributable to cost basis is not taxable. The portion of each withdrawal attributable to earnings is taxable. Withdrawals are taxable only after they exceed your cost basis if (a) they are attributable to your pre-January 1, 1987 contributions under (b) plans that permitted those


Tax information

----------
   34
--------------------------------------------------------------------------------

 withdrawals as of May 5, 1986. Amounts that you include in gross income under this rule may also be subject to the additional 10% penalty tax on premature distributions described below. In addition, 20% mandatory federal income tax withholding may also apply.

 PREMATURE DISTRIBUTIONS. You may be liable for an additional 10% penalty tax on all taxable amounts distributed before age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan.

 The exceptions to the penalty tax include (a) distributions made on account of your death or disability, (b) distributions beginning after separation from service in the form of a life annuity or installments over your life expectancy (or the joint lives or life expectancies of you and your beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions you use to pay deductible medical expenses.

 WITHHOLDING. In almost all cases, 20% mandatory income tax withholding will apply to all "eligible rollover distributions" that are not directly transferred to a qualified plan or IRA. If a distribution is not an eligible rollover distribution, the recipient may elect out of withholding. The rate of withholding depends on the type of distribution. See "Eligible Rollover Distributions and Federal Income Tax Withholding" in the SAI. Under the Members Retirement Plan, we will withhold the tax and send you the remaining amount. Under an individually designed plan or our prototype self-directed plan we will pay the full amount of the distribution to the plan's trustee. The trustee is then responsible for withholding federal income tax upon distributions to you or your beneficiary.


 OTHER TAX CONSEQUENCES

 Federal estate and gift and state and local estate, inheritance, and other tax consequences of participation in the Program depend on the residence and the circumstances of each participant or beneficiary. For complete information on federal, state, local and other tax considerations, you should consult a qualified tax advisor.


 Tax information

9
More information






----------------
  35
--------------------------------------------------------------------------------

 ABOUT PROGRAM CHANGES OR TERMINATIONS

 AMENDMENTS. The contract has been amended in the past and we and the Trustees may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

 TERMINATION. We may terminate the contract at any time. If the contract is terminated, we will not accept any further contributions. We will continue to hold amounts allocated to the Guaranteed Rate Accounts until maturity. Amounts already invested in the investment options may remain in the Program and you may also elect payment of benefits through us.


 IRS DISQUALIFICATION

 If your plan is found not to qualify under the Internal Revenue Code, we may:
 (1) return the plan's assets to the employer (in our capacity as the plan administrator) or (2) prevent plan participants from investing in the separate accounts.


 ABOUT THE SEPARATE ACCOUNTS

 Each Investment Fund is one, or part of one, of our separate accounts. We established the separate accounts under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our investment funds for owners of our variable annuity contracts, including our contracts. The results of each separate account's operations are accounted for without regard to Equitable Life's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts.


 The separate accounts that we call the Alliance Growth Equity, Alliance Mid Cap Growth, and Alliance Balanced Funds commenced operations in 1968, 1969, and 1979 respectively. Separate Account No. 66, which holds the other Funds offered under the contract was established in 1997. Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940. Separate Account No. 66, however, purchases Class IA shares and Class IB shares of EQ Advisors Trust. EQ Advisors Trust is registered as an open-end management investment company under the 1940 Act.


 COMBINATION OF CERTAIN INVESTMENT OPTIONS AND SEPARATE ACCOUNTS

 On or about May 18, 2001, the following combinations will occur: (i) interests in the Alliance Balanced - Separate Account No. 10 will replace interests in the Alliance Conservative Investors and the Mercury World Strategy Fund, and these funds will no longer be available; and (ii) interests in the EQ/Bernstein Diversified Value Fund will replace interests in the T. Rowe Price Equity Income Fund, and this Fund will no longer be available. We will move the assets from the replaced Funds into the applicable surviving Fund. Since the replaced Funds will continue to be in existence only until approximately May 18, 2001, references to these options have been omitted from the fee table and the expense examples.

 On May 1, 2001, Separate Account No. 51 was combined into Separate Account No. 66 and the divisions that were previously part of Separate Account No. 51 are now part of Separate Account No. 66.



 ABOUT LEGAL PROCEEDINGS

 Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under the Program, or the distribution of contract interests under the Program.


 ABOUT OUR INDEPENDENT ACCOUNTANTS


The financial statements listed below and included in the SAI have been so included in reliance


 More information

----------
   36
--------------------------------------------------------------------------------


 on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

 o The financial statements for Separate Account Nos. 3, 4, 10, 51 and 66 as of December 31, 2000 and for each of the two years in the period then ended.

 o The financial statements for Equitable Life as of December 31, 2000 and 1999 and for each of the three years in the period then ended.




     ABOUT THE TRUSTEE


 As trustee, Chase Manhattan Bank serves as a party to the contract. It has no responsibility for the administration of the Program or for any distributions or duties under the contract.



 UNDERWRITER

 AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. an affiliate of Equitable Life, performs all sales functions for the Certificates and may be deemed to be the principal underwriter of separate account units under the group annuity contact. AXA Advisors is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. AXA Advisor's principal business address is 1290 Avenue of the Americas, New York, NY 10104.




 REPORTS WE PROVIDE AND AVAILABLE INFORMATION


 We send reports annually to employers showing the aggregate Account Balances of all participants and information necessary to complete annual IRS filings.


 As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's website at http://www.sec.gov.



 ACCEPTANCE


 The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether the Program is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into an Adoption Agreement.


 More information

Appendix I: Condensed financial information






--------
 A-1
--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 1993 through December 31, 2000 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, in their reports included in the SAI. For years prior to 1993, the condensed financial information was audited by other independent accountants. The financial statements of each of the Funds as well as the consolidated financial statements of Equitable Life are contained in the SAI. Information is provided for the period that each Fund has been available under the Program, but not longer than ten years.



SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

ALLIANCE GROWTH EQUITY FUND - INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA




                                                                          YEAR ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------------
                                                        2000          1999          1998          1997          1996
                                                   ------------- ------------- ------------- ------------- -------------
Income                                               $    1.57     $    1.78     $    1.59     $    1.53     $    1.37
Expenses (Note A)                                       ( 5.84)       ( 5.57)       ( 5.01)       ( 4.55)       ( 3.82)
Net investment loss                                     ( 4.27)       ( 3.79)       ( 3.42)       ( 3.02)       ( 2.45)
Net realized and unrealized gain
  (loss) on investments (Note B)                        (65.13)       102.66        ( 8.33)        65.28         36.80
Net increase (decrease) in Alliance Growth Equity
  Fund Unit Value                                       (69.40)        98.87        (11.75)        62.26         34.35
Alliance Growth Equity Fund Unit Value
  (Note C):
  Beginning of year                                     393.63        294.76        306.51        244.25        209.90
  End of year                                           324.23        393.63        294.76        306.51        244.25
Ratio of expenses to average net assets
  attributable to the Program                             1.68%         1.69%         1.68%         1.65%         1.68%
Ratio of net income (loss) to average net assets
  attributable to the Program                           ( 1.23)%      ( 1.15)%      ( 1.15)%      ( 1.10)%      ( 1.08)%
Number of Alliance Growth Equity Fund Units
  outstanding at end of year (000's)                       165           181           228           241           228
Portfolio turnover rate (Note D)                            48%           72%           71%           62%          105%



                                                                          YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                        1995          1994          1993*         1992          1991
                                                   ------------- ------------- ------------- ------------- -------------
Income                                               $    1.84     $    1.79     $    1.75     $    1.51     $    1.37
Expenses (Note A)                                       ( 3.25)       ( 2.76)       ( 2.54)       ( 2.22)       ( 2.00)
Net investment loss                                     ( 1.41)       (  .97)       (  .79)       (  .71)       (  .63)
Net realized and unrealized gain
  (loss) on investments (Note B)                         50.16        ( 3.76)        26.16           .77         47.67
Net increase (decrease) in Alliance Growth Equity
  Fund Unit Value                                        48.75        ( 4.73)        25.37           .06         47.04
Alliance Growth Equity Fund Unit Value
  (Note C):
  Beginning of year                                     161.15        165.88        140.51        140.45         93.41
  End of year                                           209.90        161.15        165.88        140.51        140.45
Ratio of expenses to average net assets
  attributable to the Program                             1.74%         1.72%         1.69%         1.65%         1.68%
Ratio of net income (loss) to average net assets
  attributable to the Program                           ( 0.76)%      ( 0.60)%      ( 0.52)%      ( 0.53)%      ( 0.54)%
Number of Alliance Growth Equity Fund Units
  outstanding at end of year (000's)                       214           219           208           212           189
Portfolio turnover rate (Note D)                           108%           91%           82%           68%           66%


See notes following these tables.

Appendix I: Condensed financial information

-----
  A-2
--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


ALLIANCE MID CAP GROWTH FUND* - INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA





                                                                      YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                       2000         1999         1998         1997         1996
                                                  ------------ ------------ ------------ ------------ ------------
Income                                              $    .39     $    .38     $    .34     $    .26     $    .33
Expenses (Note A)                                      ( .96)       ( .91)       ( .97)       ( .97)       ( .86)
Net investment loss                                    ( .57)       ( .53)       ( .63)       ( .71)       ( .53)
Net realized and unrealized gain (loss) on
  investments (Note B)                                 (7.17)        8.09        (7.48)        6.08         9.25
Net increase (decrease) in Alliance Mid Cap
  Growth Fund Unit Value                               (7.74)        7.56        (8.11)        5.37         8.72
Alliance Mid Cap Growth Fund Unit Value
  (Note C):
  Beginning of year                                    55.28        47.72        55.83        50.46        41.74
  End of year                                          47.54        55.28        47.72        55.83        50.46
Ratio of expenses to average net assets
  attributable to the Program                           1.82%        1.86%        1.84%        1.82%        1.80%
Ratio of net investment income (loss) to average
  net assets attributable to the Program               (1.07)%      (1.09)%      (1.20)%      (1.33)%      (1.12)%
Number of Alliance Mid Cap Growth Fund Units
  outstanding at end of year (000's)                     353          366          490          508          395
Portfolio turnover rate (Note D)                         136%         108%         195%         176%         118%



                                                                       YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                       1995         1994        1993*         1992         1991
                                                  ------------ ------------ ------------ ------------ ------------
Income                                             $      .24  $      .18  $      .26  $      .31  $      .29
Expenses (Note A)                                        (.69)       (.60)       (.57)       (.50)       (.41)
Net investment loss                                      (.45)       (.42)       (.31)       (.19)       (.12)
Net realized and unrealized gain (loss) on
  investments (Note B)                                   9.98       (1.32)       4.25       (1.13)      14.52
Net increase (decrease) in Alliance Mid Cap
  Growth Fund Unit Value                                 9.53       (1.74)       3.94       (1.32)      14.40
Alliance Mid Cap Growth Fund Unit Value
  (Note C):
  Beginning of year                                     32.21       33.95       30.01       31.33       16.93
  End of year                                           41.74       32.21       33.95       30.01       31.33
Ratio of expenses to average net assets
  attributable to the Program                            1.86%       1.86%       1.84%       1.74%       1.59%
Ratio of net investment income (loss) to average
  net assets attributable to the Program                (1.21)%     (1.31)%     (1.02)%     (0.66)%     (0.48)%
Number of Alliance Mid Cap Growth Fund Units
  outstanding at end of year (000's)                      328         283         249         229         150
Portfolio turnover rate (Note D)                          137%         94%         83%         71%         63%



See notes following these tables.


*     Formerly named "Alliance Aggressive Equity Fund."


Appendix I: Condensed financial information

-----
 A-3
--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

ALLIANCE BALANCED FUND - INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA




                                                         YEAR ENDED DECEMBER 31,
                                               -------------------------------------------
                                                   2000       1999       1998       1997
                                               ---------- ---------- ---------- ----------
Income                                          $ 1.55       $1.36       $1.30       $1.21
Expenses (Note A)                                 (.73)       (.68)       (.58)       (.52)
Net investment income                              .82         .68         .72         .69
Net realized and unrealized gain (loss) on
  investments (Note B)                           (2.36)       4.66        5.14        2.83
Net increase (decrease) in Alliance Balanced
  Fund Unit Value                                (1.54)       5.34        5.86        3.52
Alliance Balanced Fund Unit Value (Note C):
  Beginning of year                              43.74       38.40       32.54       29.02
  End of year                                    42.20       43.74       38.40       32.54
Ratio of expenses to average net assets
  attributable to the Program                     1.68%       1.70%       1.65%       1.68%
Ratio of net investment income to average net
  assets attributable to the Program              1.89%       1.70%       2.04%       2.25%
Number of Alliance Balanced Fund Units
  outstanding at end of year (000's)               426         456         473         454
Portfolio turnover rate (Note D)                   145%         95%         89%        165%



                                                                    YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------------
                                                   1996       1995       1994      1993*       1992       1991
                                               ---------- ---------- ---------- ---------- ---------- ----------
Income                                            $1.00       $ .89       $ .74       $ .77       $ .79       $ .80
Expenses (Note A)                                  (.48)       (.43)       (.40)       (.39)       (.35)       (.32)
Net investment income                               .52         .46         .34         .38         .44         .48
Net realized and unrealized gain (loss) on
  investments (Note B)                             2.11        3.74       (2.60)       2.00       (1.34)       6.04
Net increase (decrease) in Alliance Balanced
  Fund Unit Value                                  2.63        4.20       (2.26)       2.38        (.90)       6.52
Alliance Balanced Fund Unit Value (Note C):
  Beginning of year                               26.39       22.19       24.45       22.07       22.97       16.45
  End of year                                     29.02       26.39       22.19       24.45       22.07       22.97
Ratio of expenses to average net assets
  attributable to the Program                      1.73%       1.79%       1.72        1.70%       1.65%       1.67%
Ratio of net investment income to average net
  assets attributable to the Program               1.91%       1.90%       1.51%       1.61%       2.03%       2.47%
Number of Alliance Balanced Fund Units
  outstanding at end of year (000's)                476         458         446         419         364         284
Portfolio turnover rate (Note D)                    177%        170%        107%        102%         90%        114%


* Prior to July 22, 1993, Equitable Life Capital Management Corporation (Equitable Life Capital) served as the investment adviser to the Fund. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Life Capital and became the investment adviser to the Fund.



A. Enrollment fees are not included above and did not affect the Alliance Growth Equity, Alliance Mid Cap Growth or Alliance Balanced Fund Unit Values. Enrollment fees were generally deducted from contributions to the Program.



B. See Note 2 to Financial Statements of Separate Account Nos. 3 (Pooled), 4 (Pooled) and 10 (Pooled), which may be found in the SAI.



C. The value for an Alliance Growth Equity Fund Unit was established at $10.00 on January 1, 1968 under the National Association of Realtors Members Retirement Program (NAR Program). The NAR Program was merged into the Members Retirement Program on December 27, 1984. The values for an
    Alliance Mid Cap Growth and an Alliance Balanced Fund Unit were established at $10.00 on May 1, 1985, the date on which the Funds were first made available under the Program.



D. The portfolio turnover rate includes all long-term U.S. Government securities, but excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. Represents the annual portfolio turnover rate for the entire separate account.



Income, expenses, gains and losses shown above pertain only to participants' accumulations attributable to the Program. Other plans also participate in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds and may have operating results and other supplementary data different from those shown above.



Appendix I: Condensed financial information

-----
  A-4
--------------------------------------------------------------------------------


SEPARATE ACCOUNT NO. 51* (POOLED) UNIT VALUES

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR THESE FUNDS AT YEAR END FOR EACH VARIABLE INVESTMENT FUND, EXCEPT FOR THOSE FUNDS BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001.





                                               FOR THE YEARS ENDING DECEMBER 31,
                                        -----------------------------------------------
                                            1993        1994        1995        1996
                                        ----------- ----------- ----------- -----------
EQ/Alliance Global Fund
  Unit Value                              $ 11.05     $ 11.45     $ 13.38     $ 15.11
  Number of units outstanding (000's)         144         314         399         615
Alliance Conservative Investors Fund
  Unit Value                              $ 10.22     $  9.62     $ 11.39     $ 11.81
  Number of units outstanding (000's)         206         185         224         848
EQ/Alliance Growth Investors Fund
  Unit Value                              $ 10.49     $  9.98     $ 12.40     $ 13.76
  Number of units outstanding (000's)         148         208         242         290



                                               FOR THE YEARS ENDING DECEMBER 31,
                                        -----------------------------------------------
                                            1997        1998        1999        2000        DATE
                                        ----------- ----------- ----------- ----------- -----------
EQ/Alliance Global Fund                                                                 7/1/93
  Unit Value                              $ 16.63     $ 19.97     $ 27.29     $ 21.88
  Number of units outstanding (000's)         617         549         456         656
Alliance Conservative Investors Fund                                                    7/1/93
  Unit Value                              $ 13.19     $ 14.82     $ 16.09     $ 16.43
  Number of units outstanding (000's)         738         333         342         345
EQ/Alliance Growth Investors Fund                                                       7/1/93
  Unit Value                              $ 15.85     $ 18.63     $ 23.25     $ 21.39
  Number of units outstanding (000's)         333         357         565         498



 * As of May 1, 2001, Separate Account No. 51 was combined into Separate Account No. 66.


Appendix I: Condensed financial information

-----
 A-5
--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR THESE FUNDS AT YEAR END FOR EACH VARIABLE INVESTMENT FUND, EXCEPT FOR THOSE FUNDS BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001.





                                              FOR THE YEARS ENDING
                                                  DECEMBER 31,
                                        ---------------------------------     INCEPTION
                                             1998        1999       2000       DATE
                                        ----------- ----------- --------- -------------
EQ/Calvert Socially Responsible                                           5/1/00
  Unit Value                                    -           -   $  9.63
  Number of units outstanding                   -           -        12
EQ/Equity 500 Index Fund                                                  7/1/98
  Unit Value                              $ 11.28     $ 13.38   $  8.78
  Number of units outstanding (000's)         159         529       851
EQ/FI Small/Mid Cap Value Fund                                            8/1/97
  Unit Value                              $  9.42     $  9.46   $  9.81
  Number of units outstanding (000's)         217         159       158
Mercury World Strategy Fund                                               8/1/97
  Unit Value                              $  9.98     $ 11.94   $ 10.43
  Number of units outstanding (000's)          63          58        87
EQ/MFS Emerging Growth Companies                                          5/1/00
  Unit Value                                    -           -   $  8.01
  Number of units outstanding                   -           -        59
EQ/MFS Research Fund                                                      8/1/97
  Unit Value                              $ 12.65     $ 15.36   $ 14.36
  Number of units outstanding (000's)         184         297       407
T. Rowe Price Equity Income Fund                                          8/1/97
  Unit Value                              $ 11.85     $ 12.10   $ 13.49
  Number of units outstanding (000's)         315         301       260


Appendix I: Condensed financial information

Statement of additional information






----------------
  S-1
--------------------------------------------------------------------------------

     TABLE OF CONTENTS





                                                              PAGE
 Funding of the Program .................................   SAI-2
 Your Responsibilities as Employer ......................   SAI-2
 Procedures for Withdrawals, Distributions
  and Transfers .........................................   SAI-2
 Types of Benefits ......................................   SAI-6
 Provisions of the Members Retirement Plan ..............   SAI-9
 Investment Restrictions Applicable to the Alliance
  Growth Equity, Alliance Mid Cap Growth and
  Alliance Balanced Funds ...............................   SAI-13
 How We Determine the Unit Value for the Funds ..........   SAI-15
 How We Value the Assets of the Funds ...................   SAI-16
 Fund Transactions ......................................   SAI-17
 Investment Management and Accounting Fee ...............   SAI-19
 Underwriter ............................................   SAI-19
 Our Management .........................................   SAI-20
 Financial Statements ...................................   SAI-23


CLIP AND MAIL TO US TO RECEIVE A
STATEMENT OF ADDITIONAL INFORMATION

     To:  The Equitable Life Assurance Society

          of the United States
         Box 2468 G.P.O.
         New York, NY 10116

 Please send me a copy of the Statement of Additional Information for the Members Retirement Program Prospectus dated May 1, 2001.



   -----------------------------------------------------------------------------

 Name


   -----------------------------------------------------------------------------

 Address


   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------


 Copyright 2001 by The Equitable Life Assurance Society of the United States. All rights reserved.



Statement of additional information

About Equitable Life






----------

--------------------------------------------------------------------------------

 The Equitable Life Assurance Society of the United States ("Equitable Life") is the issuer of the group annuity contract that funds the Program. Equitable Life also makes forms of plans and trusts available, and offers recordkeeping and participant services to facilitate the operation of the Program.


 Equitable Life is a New York stock life insurance corporation and has been doing business since 1859. We are a wholly-owned subsidiary of AXA Financial, Inc. (previously The Equitable Life Companies, Incorporated). The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life's related companies, however, have any legal responsibility to pay amounts that Equitable Life owes under the contract.

 Equitable Life manages over $483.1 billion in assets as of December 31, 2000. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

--------------------------------------------------------------------------------

 HOW TO REACH US.


 You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

 You can reach us as indicated below to obtain:
 o Copies of any plans, trusts, participation agreements, or enrollment or other forms used in the Program.
 o Unit values and other account information under your plan,
 o Any other information or materials that we provide in connection with the Program.



 INFORMATION ON JOINING THE PROGRAM

 BY PHONE:

 1-800-523-1125 (Retirement Program Specialists available weekdays 9 AM to 5 PM Eastern Time)

 BY REGULAR MAIL:
 The Members Retirement Program
 c/o Equitable Life
 Box 2011
 Secaucus, NJ 07096

 BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
 The Members Retirement Program
 c/o Equitable Life
 200 Plaza Drive, Second Floor
     Secaucus, NJ 07094


 INFORMATION ONCE YOU JOIN THE PROGRAM


 BY PHONE:
 1-800-526-2701 (U.S.) or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom (Account Executives available weekdays 9 AM to 5 PM Eastern Time).

 TOLL-FREE AIMS:
 By calling 1-800-526-2701 you may, with your assigned personal security code, use our Automated Investment Management System ("AIMS") to:
 o Transfer between investment options and obtain account balance information.
 o Change the allocation of future contributions and maturing guaranteed options.
 o Hear investment performance information, including investment fund unit values and current guaranteed option interest rates.

 AIMS operates 24 hours a day. You may speak with our Account Executives during regular business hours about any matters covered by the AIMS.


 BY REGULAR MAIL:
 (correspondence):
 The Members Retirement Program
 Box 2468 G.P.O.
 New York, NY 10116

 FOR CONTRIBUTION CHECKS ONLY:
 The Members Retirement Program
 P.O. Box 1599
 Newark, NJ 07101-9764

 FOR REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
 The Members Retirement Program
 c/o Equitable Life
 200 Plaza Drive, 2B-55
 Secaucus, NJ 07094


 NO PERSON IS AUTHORIZED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY EQUITABLE LIFE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
MAY 1, 2001


                           MEMBERS RETIREMENT PROGRAM
--------------------------------------------------------------------------------
This Statement of Additional Information ("SAI") is not a prospectus. You should read this SAI in conjunction with Equitable Life's prospectus dated May 1, 2001 for the Members Retirement Program.

A copy of the prospectus to which this SAI relates is available at no charge by writing to Equitable Life at Box 2468 G.P.O., New York, New York 10116 or by calling our toll-free telephone number, in the U.S., 1-800-526-2701 or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom. Definitions of special terms used in this SAI are found in the prospectus.

Certain of the cross references in this SAI are contained in the prospectus dated May 1, 2001 to which this SAI relates.
                             CONTENTS OF THIS SAI






                                                      PAGE IN SAI
                                                     ------------
Funding of the Program ............................. SAI-2
Your Responsibilities as Employer .................. SAI-2
Procedures for Withdrawals, Distributions and
   Transfers ....................................... SAI-2
  Pre-Retirement Withdrawals ....................... SAI-2
  Benefit Distributions ............................ SAI-3
  Death Benefits ................................... SAI-3
  Eligible Rollover Distributions and Federal
      Income Tax Withholding ....................... SAI-4
  Premature Withdrawals and Transfers from a
      GRA .......................................... SAI-4
  Maturing GRAs .................................... SAI-5
Types of Benefits .................................. SAI-6
Provisions of the Members Retirement Plan .......... SAI-8
  Plan Eligibility Requirements .................... SAI-8
  Contributions to Qualified Plans ................. SAI-8


                                                      PAGE IN SAI
                                                     ------------
  Contributions to the Members Retirement Plan .....  SAI-9
  Allocation of Contributions ...................... SAI-10
  The Members Retirement Plan and Section
      404(c) of ERISA .............................. SAI-11
  Vesting .......................................... SAI-11
Investment Restrictions and Certain Investment
  Techniques Applicable to the Alliance Growth
  Equity, Alliance Mid Cap Growth and Alliance
  Balanced Funds ................................... SAI-12
How We Determine Unit Values for the Funds ......... SAI-14
How We Value the Assets of the Funds ............... SAI-14
Fund Transactions .................................. SAI-15
Investment Management and Accounting Fee ........... SAI-17
Underwriter ........................................ SAI-17
Our Management ..................................... SAI-18
Financial Statements ............................... SAI-21

----------
Copyright 2001 by The Equitable Life Assurance Society of The United States, 1290 Avenue of the Americas, New York, New York 10104. All rights reserved.

--------------------------------------------------------------------------------


FUNDING OF THE PROGRAM



The Program is primarily funded through a group annuity contract issued by Equitable Life. The Trustee holds the contract for the benefit of employers and participants in the Program.


YOUR RESPONSIBILITIES AS EMPLOYER

If you adopt the Members Retirement Plan, you as the employer and plan administrator will have certain responsibilities, including:

     o sending us your contributions at the proper time and in the proper format (including contribution type and fiscal year);

     o  maintaining all personnel records necessary for administering your plan;


     o  determining who is eligible to receive benefits;

     o  forwarding to us all the forms your employees are required to submit;

     o distributing summary plan descriptions and participant annual reports to your employees and former employees;

     o distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees;

     o filing an annual information return for your plan with the Internal Revenue Service, if required;

     o providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

     o determining the amount of all contributions for each participant in the plan;

     o  forwarding salary deferral and post-tax employee contributions to us;

     o selecting interest rates and monitoring default procedures if you elect the loan provision in your plan; and

     o providing us with written instructions for allocating amounts in the plan's forfeiture account.

If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by adopting the Pooled Trust. If you adopt our self-directed prototype plan, you will be completely responsible for administering the plan and complying with all of the reporting and disclosure requirements applicable to qualified plans, with the assistance of the recordkeeper of your choice.


We can provide guidance and assistance in the performance of your responsibilities. If you have questions about any of your obligations, you can contact our Account Executives at 1-800-526-2701 or write to us at Box 2468 G.P.O., New York, New York 10116.



PROCEDURES FOR WITHDRAWALS, DISTRIBUTIONS AND TRANSFERS


PRE-RETIREMENT WITHDRAWALS. Under the Members Retirement Plan, self-employed persons generally may not receive a distribution prior to age 59 1/2, and employees generally may not receive a distribution prior to separation from service. However, if the Members Retirement Plan is maintained as a profit sharing plan, you may request distribution of benefits after you reach age 59 1/2 even if you are still working.

In addition, if your employer has elected to make hardship withdrawals available under your plan, you may request distribution before age 59 1/2 in the case of financial hardship (as defined in your plan). In a 401(k) plan, the plan's definition of hardship applies to employer contributions but not to your 401(k) contributions--including employee pre-tax contributions, employer qualified non-elective contributions and qualified matching contributions. To withdraw your own 401(k) contributions, plus interest earned on


                                     SAI-2

--------------------------------------------------------------------------------

these amounts prior to 1989, you must demonstrate financial hardship within the meaning of applicable Income Tax Regulations. Each withdrawal must be at least $1,000 (or, if less, your entire Account Balance or the amount of your hardship withdrawal under a profit sharing or 401(k) plan). If your employer terminates the plan, all amounts (subject to GRA restrictions) may be distributed to participants at that time.

You may withdraw all or part of your Account Balance under the Members Retirement Plan attributable to post-tax employee contributions at any time, subject to any withdrawal restrictions applicable to the Investment Options, provided that you withdraw at least $300 at a time (or, if less, your Account Balance attributable to post-tax employee contributions). See "Tax Information" in the prospectus.

We pay all benefit payments (including withdrawals due to plan terminations) in accordance with the rules described below in the "Benefit Distributions" discussion. We effect all other participant withdrawals as of the close of the business day we receive the properly completed form.

Under the self-directed prototype plan you may receive a distribution upon attaining normal retirement age as specified in the plan, or upon separation from service. If your employer maintains the self-directed prototype plan as a profit sharing plan, an earlier distribution of funds that have accumulated after two years is available if you incur a financial hardship, as defined in the plan.

In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See "Spousal Consent Requirement" below.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.

Transfers and withdrawals from certain of the Investment Funds may be deferred if there is any delay in redemption of shares of the respective mutual funds in which the Funds invest. We generally do not expect any delays.

PLEASE NOTE THAT GENERALLY YOU MAY NOT MAKE WITHDRAWALS FROM THE GUARANTEED RATE ACCOUNTS PRIOR TO MATURITY, EVEN IF THE EMPLOYER PLAN PERMITS WITHDRAWALS PRIOR TO THAT TIME.

BENEFIT DISTRIBUTIONS. In order for you to begin receiving benefits under the Members Retirement Plan, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. Your benefits will commence according to the provisions of your plan.


Under an individually designed plan and our self-directed prototype plan, your employer must send us a request for disbursement form. We will process single sum payments as of the close of business on the day we receive a properly completed form. A check payable to the plan's trustee will be forwarded within five days after processing begins. If you wish to receive annuity payments, your plan's trustee may purchase a variable annuity contract from us. We will pay annuity payments directly to you and payments will commence according to the provisions of your plan.

Please note that we use the value of your vested benefits at the close of the business day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you would like expedited delivery at your expense, you may request it on your Election Of Benefits Form.



Distributions under a qualified retirement plan such as yours are subject to extremely complicated legal requirements. When you are ready to retire, we suggest that you discuss the available payment options with your employer or financial advisor. Our Account Executives can provide you or your employer with information.

DEATH BENEFITS. If a participant in the Members Retirement Plan dies without designating a beneficiary, the vested benefit will automatically be paid to the spouse or, if the participant is not married, to the first


                                     SAI-3

--------------------------------------------------------------------------------


surviving class of his or her (a) children, (b) parents and (c) brothers and sisters. If none of them survives, the participant's vested benefit will be paid to the participant's estate. If a participant in our prototype self-directed plan dies without designating a beneficiary, the vested benefit will automatically be paid to the spouse or, if the participant is not married, to the first surviving class of his or her (a) children, (b) grandchildren, (c) parents, (d) brothers and sisters and (e) nephews and nieces. If none of them survives, the participant's vested benefit will be paid to the participant's estate.



ELIGIBLE ROLLOVER DISTRIBUTIONS AND FEDERAL INCOME TAX WITHHOLDING. All "eligible rollover distributions" are subject to mandatory federal income tax withholding of 20% unless the participant elects to have the distribution directly rolled over to a qualified plan or traditional individual retirement arrangement (IRA). An "eligible rollover distribution" is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually): (1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or
(2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:


     o  hardship withdrawals of salary deferral contributions from 401(k) plans;


     o  certain corrective distributions under Code Section 401(k) plans;

     o  loans that are treated as distributions; and

     o a distribution to a beneficiary other than to a surviving spouse or a current or former spouse under a qualified domestic relations order.


     o  required minimum distribution under Code Section 401(a)(9).



If we make a distribution to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


If a distribution is not an "eligible rollover distribution," we will withhold income tax from all taxable payments unless the recipient elects not to have income tax withheld.


PREMATURE WITHDRAWALS AND TRANSFERS FROM A GRA. You may transfer amounts from other investment options to a GRA at any time. Transfers may not be made from one GRA to another or from a GRA to one of the other investment options until the maturity date of the GRA. Likewise, you may not remove amounts from a GRA prior to maturity in order to obtain a plan loan or make a hardship or in-service withdrawal. If your plan's assets are transferred to another funding vehicle from the Program or if your plan is terminated, we will continue to hold your money in GRAs until maturity. All such GRAs will be held in the Pooled Trust under the investment-only arrangement. See "Guaranteed Rate Accounts" in the prospectus.


We do not permit withdrawals before maturity unless your plan permits them and they are exempt or qualified, as we explain below. You may take exempt withdrawals without penalty at any time. Qualified withdrawals are subject to a penalty. We do not permit qualified withdrawals from a five-year GRA during the first two years after the end of its offering period. This rule does not apply if the amount of the applicable penalty is less than the interest you have accrued. If you have more than one GRA and you are taking a partial withdrawal or installments, we will first use amounts held in your most recently purchased three-year or five-year GRA that is available under the withdrawal rules for exempt and qualified withdrawals.


Exempt Withdrawal. Amounts may be withdrawn without penalty from a GRA prior to its maturity if:

   o you are a professional age 59 1/2 or older and you elect an installment payout of at least three years or an annuity benefit;


                                     SAI-4

--------------------------------------------------------------------------------

     o you are not a professional and you attain age 59 1/2 or terminate employment (including retirement);

     o  you are disabled;

     o  you attain age 70 1/2; or

     o  you die.


If you are a participant under a plan which was adopted by an employer which is not a member of a professional association which makes the Program available as a benefit of membership, the above rules will be applied substituting the term "highly compensated" for "professional" and "non-highly compensated" for "not a professional." For this purpose, "highly compensated" shall have the meaning set forth under "Provisions of the Members Plans--Contributions to the Members Retirement Plan" below.


Qualified Withdrawal. You may withdraw amounts with a penalty from a GRA prior to its maturity if you are a Professional and are taking payments upon retirement after age 59 1/2 under a distribution option of less than three years duration. The interest paid to you upon withdrawal will be reduced by an amount calculated as follows:

     (i) the amount by which the three-year GRA rate being offered on the date of withdrawal exceeds the GRA rate from which the withdrawal is made, times

    (ii) the years and/or fraction of a year until maturity, times

   (iii) the amount withdrawn from the GRA.


We will make this calculation based on GRA rates without regard to deductions for the applicable Program expense charge. If the three-year GRA is not being offered at the time of withdrawal, the adjustment will be based on then current rates on U.S. Treasury notes or for a comparable option under the Program.


We will never reduce your original contributions by this adjustment. We make no adjustment if the current three-year GRA rate is equal to or less than the rate for the GRA from which we make to the qualified withdrawal. We calculate a separate adjustment for each GRA. If the interest accumulated in one GRA is insufficient to recover the amount calculated under the formula, we may deduct the excess as necessary from interest accumulated in other GRAs of the same duration.


Example: You contribute $1,000 to a three-year GRA on January 1 with a rate of 4%. Two years later you make a qualified withdrawal. Your GRA balance is $1,082. The current GRA rate is 6%; (i) 6%-4%=2%, (ii) 2% X 1 year=2%, (iii) 2%
X $1,082=$21.64. The withdrawal proceeds would be $1,082-$21.64=$1,060.36.


MATURING GRAS

     o  Your confirmation notice lists the maturity date for each GRA you hold.


     o You may arrange in advance for the reinvestment of your maturing GRAs by using AIMS. (GRA maturity allocation change requests received on a business day before 4:00 P.M. Eastern Time are effective four days after we receive them. GRA maturity allocation change requests received after 4:00 P.M. Eastern Time or on a non-business day are effective four days after the next business day after we receive them.)


     o The instructions you give us remain in effect until you change them (again, your GRA maturity allocation change request will be processed as described above).

     o You may have different instructions for your GRAs attributable to employer contributions than for your GRAs attributable to employee contributions.

     o If you have never provided GRA maturity instructions, your maturing GRAs will be allocated to the Money Market Guarantee Account.


                                     SAI-5

--------------------------------------------------------------------------------

TYPES OF BENEFITS


Under the Members Retirement Plan, and under most self-directed prototype plans, you may select one or more of the following forms of distribution once you are eligible to receive benefits. If your employer has adopted an individually designed plan or a self-directed prototype profit sharing plan that does not offer annuity benefits, not all of these distribution forms may be available to you. We suggest you ask your employer what types of benefits are available under your plan.


QUALIFIED JOINT AND SURVIVOR ANNUITY. An annuity providing equal monthly payments for your life and, after your death, for your surviving spouse's life. No payments will be made after you and your spouse die, even if you have received only one payment prior to the last death. THE LAW REQUIRES THAT IF THE VALUE OF YOUR VESTED BENEFITS EXCEEDS $5,000, YOU MUST RECEIVE A QUALIFIED JOINT AND SURVIVOR ANNUITY UNLESS YOUR SPOUSE CONSENTS IN WRITING TO A CONTRARY ELECTION. Please see "Spousal Consent Requirements" below.



LUMP SUM PAYMENT. A single payment of all or part of your vested benefits. If you take a partial payment of your balance, it must be at least $1,000. If you have more than one GRA, amounts held in your most recent GRA will first be used to make payment. If your vested benefit is $5,000 or less, you will receive a lump sum payment of the entire amount.



PERIODIC INSTALLMENTS. Monthly, quarterly, semi-annual or annual payments over a period of at least three years, where the initial payment on a monthly basis is at least $300. You can choose either a time-certain payout, which provides variable payments over a specified period of time, or a dollar-certain payout, which provides level payments over a variable period of time. During the installment period, your remaining Account Balance will be invested in whatever investment options you designate; each payment will be drawn pro rata from all the investment options you have selected. You may not leave or place any assets in the Real Estate Fund. If you have more than one GRA, amounts held in your most recently purchased three-year or five-year GRA will first be used to make installment payments. If you die before receiving all the installments, we will make the remaining payments to your beneficiary. We do not offer installments for benefits under individually designed plans or under our self-directed prototype plan.


LIFE ANNUITY. An annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment prior to your death.


LIFE ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years. The longer the specified period, the smaller the monthly payments will be.


JOINT AND SURVIVOR ANNUITY. An annuity providing monthly payments for your life and that of your beneficiary. You may specify the percentage of the original annuity payment to be made to your beneficiary. Subject to legal limitations, that percentage may be 100%, 75%, 50%, or any other percentage you specify.


JOINT AND SURVIVOR ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years and the percentage of the annuity payment to be made to your beneficiary (as noted above under Joint and Survivor Annuity). The longer the specified period, the smaller your monthly payments will be.


CASH REFUND ANNUITY. An annuity providing equal monthly payments for your life with a guarantee that the sum of those payments will be at least equal to the portion of your vested benefits used to purchase the annuity. If upon your death the sum of the monthly payments to you is less than that amount, your beneficiary will receive a lump sum payment of the remaining guaranteed amount.



                                     SAI-6

--------------------------------------------------------------------------------

FIXED AND VARIABLE ANNUITY CHOICES


The cost of the fixed annuity is determined from tables in the group annuity contract which show the amounts necessary to purchase each $1 of monthly payment (after deduction of any applicable taxes and the annuity administrative charge described below). Payments depend on the annuity selected, your age, and the age of your beneficiary if you select a joint and survivor annuity. We may change the tables in the contract no more than once every five years.


The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, an annuity administrative charge of $350 will be deducted from the amount used to purchase the annuity. If we give any group pension client with a qualified profit sharing plan a better annuity purchase rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.


Under a Qualified Joint and Survivor Annuity or a Cash Refund Annuity, the amount of the monthly payments is fixed at retirement and remains level throughout the distribution period. Under the Life Annuity, Life Annuity--Period Certain, Joint and Survivor Annuity and Joint and Survivor Annuity--Period Certain, you may select either fixed or variable payments. The variable payments reflect the investment performance of the Growth Equity Fund. If you are interested in a variable annuity, when you are ready to select your benefit please ask our Account Executives for our variable annuity prospectus supplement.


The chart below shows the relative financial value of the different annuity options, based on our current rates for fixed annuities. This chart is provided as a sample. The numbers provided in the Rate per $1.00 of Annuity column, which are used to calculate the monthly annuity provided, are subject to change. The example assumes the annuitant's age is 651/2 years, the joint annuitant's age is the same and the amount used to purchase the annuity is $100,000. The annuity administrative charge of $350 is deducted from the purchase price of $100,000, leaving a total of $99,650 to be applied to purchase the annuity. Certain legal requirements may limit the forms of annuity available to you.




                                                      AMOUNT TO BE                             MONTHLY
                                                   APPLIED ON ANNUITY     RATE PER $1.00       ANNUITY
ANNUITY FORM                                          FORM ELECTED          OF ANNUITY        PROVIDED
-----------------------------------------------   --------------------   ----------------   ------------
Life                                                     $99,650            $  143.06        $  696.56
Cash Refund                                               99,650               150.82           660.72
5 Year Certain Life                                       99,650               144.62           689.05
10 Year Certain Life                                      99,650               148.55           670.82
15 Year Certain Life                                      99,650               153.87           647.62
100% Joint & Survivor Life                                99,650               168.01           593.12
75% Joint & Survivor Life                                 99,650               161.16           618.33*
50% Joint & Survivor Life                                 99,650               155.13           642.36*
100% Joint & Survivor--5 Year Certain Life**              99,650               168.04           593.01
100% Joint & Survivor--10 Year Certain Life**             99,650               168.27           592.20
100% Joint & Survivor--15 Year Certain Life**             99,650               168.91           589.96
100% Joint & Survivor--20 Year Certain Life**             99,650               170.10           585.83

----------
* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a Joint and Survivor Annuity--Period Certain with a monthly benefit payable to the surviving joint annuitant in any percentage you specify.


                                     SAI-7

--------------------------------------------------------------------------------

SPOUSAL CONSENT REQUIREMENTS


Under the Members Retirement Plan and the self-directed prototype plan, you may designate a non-spouse beneficiary any time after the earlier of: (1) the first day of the plan year in which you attain age 35, or (2) the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to your reaching age 35, your spouse must consent to the designation and, upon your reaching age 35, must again give his or her consent or the designation will lapse. In order for you to make a withdrawal, elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. To consent, your spouse must sign on the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.



If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.



It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse consents not just to a specific beneficiary or, with respect to the waiver of the Qualified Joint and Survivor Annuity, the form of distribution, but gives you the right to name any beneficiary, or if applicable, form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent. No spousal consent to a withdrawal or benefit in a form other than a Qualified Joint and Survivor Annuity is required under certain self-directed prototype profit sharing plans that do not offer life annuity benefits.


PROVISIONS OF THE MEMBERS RETIREMENT PLAN


PLAN ELIGIBILITY REQUIREMENTS. Under the Members Retirement Plan, the employer specifies the eligibility requirements for its plan in the Adoption Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligibility service may be required for a 401(k) arrangement.


The Members Retirement Plan provides that a sole proprietor, partner or shareholder may, upon commencement of employment or upon first becoming eligible to participate in any qualified plan of the employer, make a one-time irrevocable election not to participate in the plan or to make a reduced contribution. This election applies to all plans of the employer, now and in the future, and should be discussed with your tax advisor.


CONTRIBUTIONS TO QUALIFIED PLANS. We outline below the current federal income tax rules relating to contributions under qualified retirement plans. This outline assumes that you are not a participant in any other qualified retirement plan.


The employer deducts contributions to the plan in the year it makes them. As a general rule, an employer must make contributions for any year by the due date (including extensions) for filing its federal income tax return for that year. However, Department of Labor ("DOL") rules generally require that the employer contribute participants' salary deferrals under a 401(k) plan as soon as practicable after the payroll period applicable to a deferral. In any event, the employer must make these contributions no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions.


If the employer contributes more to the plan than it may deduct under the rules we describe below, the employer (a) may be liable for a 10% penalty tax on that nondeductible amount and (b) may risk disqualifying the plan.


                                     SAI-8

--------------------------------------------------------------------------------

CONTRIBUTIONS TO THE MEMBERS RETIREMENT PLAN. The employer makes annual contributions to its plan based on the plan's provisions.


An employer that adopts the Members Retirement Plan as a profit sharing plan makes discretionary contributions as it determines annually. The aggregate employer contribution to the plan, including all participants' salary deferrals under a 401(k) arrangement, may not exceed 15% of all participants' compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions on behalf of the self-employed person.


A 401(k) arrangement is available as part of the profit sharing plan. Employees may make pre-tax contributions to a plan under a 401(k) arrangement. The maximum amount that highly compensated employees may contribute depends on (a) the amount that non-highly compensated employees contribute and (b) the amount the employer designates as a nonforfeitable 401(k) contribution. Different rules apply to a SIMPLE 401(k) or safe harbor 401(k).



For 2001, a "highly compensated" employee, for this purpose, is (a) an owner of more than 5% of the business, or (b) anyone with earnings of more than $85,000 from the business in 2001. For (b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $10,500 for 2001, reduced by that employee's salary reduction contributions to simplified employee pension plans established before 1997 (SARSEPs), SIMPLE plans, employee contributions to tax deferred
Section 403(b) arrangements, and contributions deductible by the employee under a trust described under Section 501(c)(18) of the Internal Revenue Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 2001 is $6,500.



Matching contributions to a 401(k) plan on behalf of a self-employed individual are no longer treated as elective deferrals, and are the same as matching contributions for other employees.


Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation or a 2% non-elective contribution to all eligible employees. These contributions must be non-forfeitable. If the employer makes these contributions and meets the notice requirements for safe harbor 401(k) plans, the plan is not subject to non-discrimination testing on salary deferral and matching or non-elective contributions described above.


If the employer adopts the Members Retirement Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant's compensation that the Adoption Agreement specifies.



Under any type of plan, an employer must disregard compensation in excess of $170,000 in 2001 in making contributions. An employer may integrate contributions with Social Security. This means that contributions, for each participant's compensation, that exceed the integration level may be greater than contributions for compensation below the integration level. The Federal tax law imposes limits on this excess. Your Account Executive can help you determine the legally permissible contribution.


Except in the case of certain non-top heavy plans, contributions for non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage the employer contributes for key employees, if less than 3%). In 2001, "key employee" means (a) an owner of one of the ten largest (but more than 1/2%) interests in the business with earnings of more than $35,000, or (b) an officer of the business with earnings of more than $70,000 or (c) an owner of more than 5% of the business, or (d) an owner of more than 1% of the business with earnings of more than $150,000. For purposes of (b), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.



                                     SAI-9

--------------------------------------------------------------------------------

Certain plans may also permit participants to make post-tax contributions. We will maintain a separate account to reflect each participant's post-tax contributions and the earnings (or losses) on those contributions. Post-tax contributions are subject to complex rules under which the maximum amount that a highly compensated employee may contribute depends on the amount that non-highly employees contribute. BEFORE PERMITTING ANY HIGHLY-COMPENSATED EMPLOYEE TO MAKE POST-TAX CONTRIBUTIONS, THE EMPLOYER SHOULD VERIFY THAT IT HAS PASSED ALL NON-DISCRIMINATION TESTS. If an employer employs only "highly compensated" employees (as defined above), the plan will not accept post-tax contributions. In addition, the employer may make matching contributions to certain plans, i.e., contributions that based on the amount of post-tax or pre-tax 401(k) contributions that plan participants make. Special non-discrimination rules apply to matching contributions. These rules may limit the amount of matching contributions that an employer may make for highly compensated employees. These non-discrimination rules for matching contributions do not apply to SIMPLE and safe harbor 401(k) plans.



Contributions (including forfeiture amounts) for each participant may not exceed the lesser of (a) $35,000 and (b) 25% of the participant's earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant's post-tax contributions count toward this limitation.



Each participant's Account Balance equals the sum of the amounts accumulated in each investment option. We will maintain separate records of each participant's interest in each of the Investment Options attributable to employer contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions and employer matching contributions. We will also account separately for any amounts rolled over from a previous employer's plan. Our records will also reflect each participant's percentage of vesting (see below) in his Account Balance attributable to employer contributions and employer matching contributions.



The participant will receive quarterly notices and confirmation of certain transactions. The participant will also receive an annual statement showing the participant's Account Balance in each investment option attributable to each type of contribution. Based on information that you supply, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to (a) 401(k) plans (other than SIMPLE 401(k) and (b) safe harbor 401(k)) and plans that accept post-tax employee contributions or employer matching contributions.



Non-discrimination tests do not apply to SIMPLE 401(k) plans, if the employer makes (a) a matching contribution equal to 100% of the amount each participant deferred, up to 3% of compensation, or (b) a 2% non-elective contribution to all eligible employees. The employer must also follow the notification and filing requirements outlined in the SIMPLE 401(k) model amendment to the Members Retirement Plan, to avoid non-discrimination tests.


Under a SIMPLE 401(k) the employer must offer all eligible employees the opportunity to defer part of their salary into the plan and make either a matching or non-elective contribution. The matching contribution must be 100% of the salary deferral amount up to 3% of compensation. The non-elective contribution is 2% of compensation, the employer must make it for all eligible employees, even those not deferring. The matching or non-elective contribution must be non-forfeitable. The employer must notify employees which contribution the employer will make 60 days before the beginning of the year.


Elective deferrals to a 401(k) plan are subject to applicable FICA (social security) and FUTA (unemployment) taxes.



ALLOCATION OF CONTRIBUTIONS. You, as employer or participant, may allocate contributions among any number of the investment options. You may change allocation instructions at any time, and as often as needed, by calling AIMS. New instructions become effective on the business day we receive them. Employer contributions may be allocated in different percentages than employee contributions. The allocation percentages elected for employer contributions automatically apply to any 401(k) qualified



                                     SAI-10

--------------------------------------------------------------------------------


non-elective contributions, qualified matching contributions and matching contributions. Your allocation percentages for employee contributions automatically apply to any post-tax employee contributions and 401(k) salary deferral contributions. IF WE HAVE NOT RECEIVED VALID INSTRUCTIONS, WE WILL ALLOCATE CONTRIBUTIONS TO THE MONEY MARKET GUARANTEE ACCOUNT. You may, of course, transfer to another investment option at any time, and provide us with contribution allocation instructions for future contributions.



THE MEMBERS RETIREMENT PLAN AND SECTION 404(C) OF ERISA. The Members Retirement Plan is a participant directed individual account plan designed to comply with the requirements of Section 404(c) of ERISA. Section 404(c) of ERISA, and the related Department of Labor (DOL) regulation, provide that if a participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the participant's or beneficiary's exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.


Section 404(c) plans must, among other things, (a) make a broad range of investment choices available to participants and beneficiaries and (b) provide them with adequate information to make informed investment decisions. The Investment Options and documentation available under the Members Retirement Plan provide the broad range of investment choices and information needed in order to meet the requirements of Section 404(c). However, while our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information, the employer is responsible for distributing this information in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.


VESTING. Vesting refers to the participant's rights with respect to that portion of a participant's Account Balance attributable to employer contributions under the Members Retirement Plan. If a participant is "vested," the amount or benefit in which the participant is vested belongs to the participant, and may not be forfeited. The participant's Account Balance attributable to (a) 401(k) contributions (including salary deferral, qualified non-elective and qualified matching contributions), (b) post-tax employee contributions and (c) rollover contributions always belongs to the participant, and is nonforfeitable at all times.


A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet vested under the plan's vesting schedule are forfeited. The normal retirement age is 65 under the Members Retirement Plan.


Benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:




              SCHEDULE A     SCHEDULE B     SCHEDULE C     SCHEDULE E
 YEARS OF       VESTED         VESTED         VESTED         VESTED
  SERVICE     PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
----------   ------------   ------------   ------------   -----------
     1             0%             0%             0%       100%
     2           100             20              0        100
     3           100             40            100        100
     4           100             60            100        100
     5           100             80            100        100
     6           100            100            100        100

If the plan requires more than one year of service for participation in the plan, the plan must use Schedule E or one at least as favorable to participants.


Provided the employer plan is not "top-heavy," within the meaning of Section 416 of the Code, and provided that the plan does not require more than one year of service for participation, an employer may, in accordance with provisions of the Members Retirement Plan, instead elect one of the following vesting schedules or one at least as favorable to participants:


                                     SAI-11

--------------------------------------------------------------------------------


                   SCHEDULE F     SCHEDULE G
    YEARS OF         VESTED         VESTED
    SERVICE        PERCENTAGE     PERCENTAGE
---------------   ------------   ------------
  less than 3           0%             0%
       3               20              0
       4               40              0
       5               60            100
       6               80            100
       7              100            100

All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This rule, however, does not apply to employer and matching contributions made to a plan before the plan is amended to become a SIMPLE 401(k) plan. Non-elective and matching contributions required under a safe harbor 401(k) arrangement are 100% vested and not subject to the vesting schedule above.



INVESTMENT RESTRICTIONS AND CERTAIN INVESTMENT TECHNIQUES APPLICABLE TO THE ALLIANCE GROWTH EQUITY, ALLIANCE MID CAP GROWTH AND ALLIANCE BALANCED FUNDS


For an explanation of the investment restrictions applicable to the EQ/Alliance Global, EQ/Alliance Growth Investors, EQ/Calvert Socially Responsible, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Bernstein Diversified Value and EQ/Equity 500 Index, EQ/AXP New Dimensions, EQ/FI Small/Mid Cap Value, EQ/Small Company Index, EQ/Alliance Technology and EQ/Capital Guardian International Funds, see Investment Restrictions in the EQ Advisors Trust Statement of Additional Information.


None of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance

   Balanced Funds will:

   o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund);

   o make an investment in order to exercise control or management over a company;

   o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

   o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;

   o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate future contracts, as described in the prospectus);

   o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers, Inc. automated quotation system ("NASDAQ");

   o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company's outstanding voting securities. Finally, total holdings of investment company securities may not exceed 10% of the value of the Fund's assets;

   o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

   o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or


                                     SAI-12

--------------------------------------------------------------------------------


   o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable. (The Alliance Growth Equity Fund will not invest in restricted securities.)



The Alliance Growth Equity and Alliance Balanced Funds will not make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of its assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.



The Alliance Growth Equity and Alliance Mid Cap Growth Funds will not purchase or write puts and calls (options).



The following investment techniques may be used by the Alliance Balanced Fund:

Mortgage Pass-Through Securities--The Alliance Balanced Fund may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities.


Collateralized Mortgage Obligations--The Alliance Balanced Fund may invest in collateralized mortgage obligations (CMOs). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Investors in CMOs are not owners of the underlying mortgages, but are simply owners of a debt security backed by such pledged assets.


Asset-Backed Securities--The Alliance Balanced Fund may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets or may be unsecured.


The Alliance Balanced Fund may invest in other asset-backed securities that may be developed in the future.


Yankee Securities--The Alliance Balanced Fund may invest in Yankee securities. Yankee securities are non-U.S. issuers that issue debt securities that are denominated in U.S. dollars.


Zero-Coupon Bonds--The Alliance Balanced Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. As a result, their price can be very volatile when interest rates change.


Repurchase Agreements--In repurchase agreements, the Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Balanced Fund retains the securities subject to the repurchase agreement as collateral. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks or loss if the seller is unable to meet its obligation to repurchase.


Foreign Currency Forward Contracts--The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.


HOW WE DETERMINE UNIT VALUES FOR THE FUNDS


We determine the Unit Value at the end of each business day. The Unit Value for each Fund is determined by first calculating a gross unit value reflecting only investment performance and then adjusting it for


                                     SAI-13

--------------------------------------------------------------------------------


Program expenses to obtain the Fund Unit Value. We calculate the gross unit value by multiplying the gross unit value for the preceding business day by the net investment factor for that subsequent business day and, for the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds, then deducting audit and custodial fees. We calculate the net investment factor as follows:


   o First, we take the value of the Fund's assets at the close of business on the preceding business day.

   o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which we are calculating the net investment factor.

   o Then we subtract the capital losses, realized and unrealized, charged to the Fund during that business day.

   o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.


The Fund Unit Value is calculated on every business day by multiplying the Fund Unit Value for the last business day of the previous month by the net change factor for that business day. The net change factor for each business day is equal to (a) minus (b) where:


(a) is the gross unit value for that business day divided by the gross unit value for the last business day of the previous month; and


(b) is the charge to the Fund for that month for the daily accrual of fees and expenses times the number of days since the end of the preceding month.


For information on the valuation of assets of the Funds, see "How We Value the Assets of the Funds," below.



The value of the investments of the EQ/Alliance Global, EQ/Alliance Growth Investors, EQ/Calvert Socially Responsible, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/FI Small/Mid Cap Value, EQ/Bernstein Diversified Value, EQ/Small Company Index, EQ/AXP New Dimensions, EQ/Alliance Technology, EQ/Equity 500 Index and EQ/Capital Guardian International Funds is calculated by multiplying the number of shares held by Separate Account No. 66 in each portfolio by the net asset value per share of that portfolio determined as of the close of business on the same day as the respective Unit Values of each of the foregoing Funds are determined.



HOW WE VALUE THE ASSETS OF THE FUNDS



The assets of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are valued as follows:


   o STOCKS listed on national securities exchanges or traded on the NASDAQ national market system are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

   o FOREIGN SECURITIES not traded directly, or in ADR form, in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

   o UNITED STATES TREASURY SECURITIES and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   o LONG-TERM PUBLICLY TRADED CORPORATE BONDS (i.e., maturing in more than one year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when


                                     SAI-14

--------------------------------------------------------------------------------

     such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used. For those Funds that invest in corresponding Portfolios of the Hudson River Trust or EQ Advisors Trust.

   o CONVERTIBLE PREFERRED STOCKS listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   o CONVERTIBLE BONDS and UNLISTED CONVERTIBLE PREFERRED STOCKS are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.


   o SHORT-TERM DEBT SECURITIES that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.


   o OPTION CONTRACTS, for the Balanced Fund only, listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.

Our investment officers determine in good faith the fair value of securities and other assets that do not have a readily available market price in accordance with accepted accounting practices and applicable laws and regulations.


OTHER FUNDS. For those Funds that invest in corresponding Portfolios of EQ Advisors Trust, the asset value of each Portfolio is computed on a daily basis. See the prospectus for the Trust for information on valuation methodology used by the corresponding Portfolios.


FUND TRANSACTIONS



The Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are charged for securities brokers' commission, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for each of these Funds are executed primarily through brokers that receive a commission paid by the Fund. The brokers, none of which are affiliates, are selected by Alliance Capital Management L.P. ("Alliance"). For 2000, 1999 and 1998, the Alliance Growth Equity Fund paid $2,218,019, $5,877,438, and $4,288,187, respectively, in brokerage commissions; the Alliance Mid Cap Growth Fund paid $528,924, $755,520 and $2,020,464, respectively, in brokerage commissions; and the Alliance Balanced Fund paid $125,602, $210,258 and $172,883, respectively, in brokerage commissions.



Alliance seeks to obtain the best price and execution of all orders it places, considering all the circumstances. If transactions are executed in the over-the-counter market, they will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance and Equitable Life. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the Funds and the other accounts in a fair manner.


                                     SAI-15

--------------------------------------------------------------------------------

Alliance also considers the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability, and professional stature. The receipt of research services from brokers tends to reduce the expenses in managing the Funds. This is taken into account when setting the expense charges.



Brokers who provide research services may charge somewhat higher commissions than those who do not. However, Alliance selects only brokers whose commissions are believed to be reasonable in all the circumstances. Of the brokerage commissions paid by the Alliance Growth Equity, Alliance Mid/Cap Growth and Alliance Balanced Funds during 2000, $867,153, $184,625 and $96,908, respectively, were paid to brokers providing research services on transactions of $1,100,389,488, $271,157,386 and $92,683,197, respectively.



Alliance periodically evaluates the services provided by brokers and prepares internal proposals for allocating among those various brokers business for all the accounts Alliance manages or advises. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by Alliance. Alliance has no binding agreements with any firm as to the amount of brokerage business which the firm may expect to receive for research services or otherwise. There may, however, be understandings with certain firms that Alliance will continue to receive services from such firms only if such firms are allocated a certain amount of brokerage business. Alliance may try to allocate such amounts of business to such firms to the extent possible in accordance with the policies described above.


Research information obtained by Alliance may be used in servicing all accounts under their management, including Equitable Life's accounts. Similarly, not all research provided by a broker or dealer with which the Funds transact business will necessarily be used in connection with those Funds.


Transactions for the Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market-maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.


When making securities transactions for Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), Alliance seeks to obtain prompt execution in an effective manner at the best price. Subject to this general objective, Alliance may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we or Alliance may benefit from such research is not considered in setting the expense charges.


In addition to using brokers and dealers to execute portfolio securities transactions for accounts Alliance manages, we or Alliance may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.

OTHER FUNDS. For those Funds that invest in corresponding Portfolios of EQ Advisors Trust, see the statement of additional information for each Trust for information concerning the portfolio transactions of the Portfolios.


INVESTMENT MANAGEMENT AND ACCOUNTING FEE


The table below shows the amount we received under the investment management and financial accounting fee under the Program during each of the last three years. See Deductions and Charges in the prospectus.


                                     SAI-16

--------------------------------------------------------------------------------


FUND                                                    2000          1999          1998
-------------------------------------------------   -----------   -----------   -----------
       Alliance Growth Equity ...................    $316,121      $326,625      $354,167
       Alliance Mid Cap Growth ..................     124,351       137,889       170,470
       Alliance Balanced ........................      95,990        99,390        79,456
       EQ/Alliance Global* ......................      32,664        25,163        20,708
       Alliance Conservative Investors* .........      11,359        10,406        11,581
       EQ/Alliance Growth Investors* ............      22,484        17,488        11,570

* Represents only financial accounting fees for these Funds.



UNDERWRITER



Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2000, 1999 and 1998. In 2000, Equitable Life paid AXA Advisors $666,577,890, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts. Of this amount, AXA Advisors retained $385,314,054. The offering of the units under the contract is continuous.



                                     SAI-17

--------------------------------------------------------------------------------

OUR MANAGEMENT


We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of Equitable and/or its affiliates in various executive positions during the last five years.




DIRECTORS
NAME                         AGE  PRINCIPAL OCCUPATION
--------------------------- ----- --------------------------------------------------------------------
Francoise Colloc'h          57    Member of the AXA Management Board and Group Executive
                                  President of AXA.
Henri de Castries           46    Chairman of the Board, AXA Financial; Chairman of AXA's
                                  Management Board.
Claus-Michael Dill          47    Chairman of Management Board of AXA Colonia Konzern AG,
                                  prior thereto, member of the Holding Management Board of
                                  Gerling-Konzern in Cologne.
Joseph L. Dionne            67    Retired Chairman and Chief Executive Officer, The McGraw-Hill
                                  Companies.
Denis Duverne               47    Executive Vice President, International AXA; member, AXA
                                  Executive Board.
Jean-Rene Fourtou           61    Vice Chairman of the Management Board, Aventis; prior thereto,
                                  Chairman and Chief Executive Officer, Rhone-Poulenc, S.A.
Norman C. Francis           70    President, Xavier University of Louisiana.
Donald J. Greene            68    Of Counsel, LeBoeuf, Lamb, Greene & MacRae, L.L.P.; prior
                                  thereto, Partner of the firm.
John T. Hartley             71    Retired Chairman, Chief Executive Officer and Director, Harris
                                  Corporation.
John H. F. Haskell, Jr.     69    Senior Advisor, UBS Warburg, LLC; prior thereto, Managing
                                  Director and member of the Board of Directors.
Mary (Nina) Henderson       50    Former Corporate Vice President, Core Business Development of
                                  Bestfoods (fomerly CPC International, Inc.); prior thereto, Vice
                                  President and President, Bestfoods Grocery.
W. Edwin Jarmain            62    President, Jarmain Group Inc.
George T. Lowy              69    Partner, Cravath, Swaine & Moore.
Didier Pineau-Valencienne   70    Vice Chairman, Credit Suisse First Boston; Honorary Chairman,
                                  Schneider Electric; prior thereto, Chairman and Chief Executive
                                  Officer.
George J. Sella, Jr.        72    Retired Chairman and Chief Executive Officer, American
                                  Cyanamid Company.
Peter J. Tobin              57    Dean, Peter J. Tobin College of Business Administration, St. John's
                                  University; prior thereto, Chief Financial Officer, Chase Manhattan
                                  Corp.
Dave H. Williams            68    Chairman, Alliance Capital Management; prior thereto, Chief
                                  Executive Officer.


OFFICER-DIRECTORS NAME    AGE  PRINCIPAL OCCUPATION
------------------------ ----- ----------------------------------------------------------------
Michael Hegarty          56    President and Chief Operating Officer of Equitable Life; Senior
                               Vice Chairman and Chief Operating Officer, AXA Financial, Inc.;
                               prior thereto, Vice Chairman, Chase Manhattan Corporation.

                                     SAI-18

--------------------------------------------------------------------------------


OFFICER-DIRECTORS NAME    AGE  PRINCIPAL OCCUPATION
------------------------ ----- ------------------------------------------------------------------
Edward D. Miller         60    Chairman of the Board and Chief Executive Officer, Equitable
                               Life; former Senior Vice Chairman of Chase Manhattan
                               Corporation; prior thereto, President and Senior Vice Chairman of
                               Chemical Bank.
Stanley B. Tulin         51    Vice Chairman of the Board and Chief Financial Officer of
                               Equitable Life; prior thereto, Senior Executive Vice President of
                               AXA Financial, Inc. and Chairman of the Insurance Consulting
                               and Actuarial Practice of Coopers & Lybrand, L.L.P.


OTHER OFFICERS NAME    AGE  PRINCIPAL OCCUPATION
--------------------- ----- ------------------------------------------------------------------
Leon B. Billis        55    Executive Vice President and Chief Information Officer Equitable
                            Life and AXA Client Solutions, LLC.
Derry E. Bishop       54    Executive Vice President and Chief Agency Officer, Equitable Life
                            and AXA Client Solutions; Director and Executive Vice President,
                            AXA Advisors, LLC.
Harvey Blitz          55    Senior Vice President of Equitable and of AXA Financial, Inc.;
                            Executive Vice President, AXA Advisors, LLC, Senior Vice
                            President, AXA Client Solutions, LLC.
Kevin R. Byrne        45    Senior Vice President and Treasurer, Equitable Life, AXA
                            Financial, Inc., AXA Client Solutions, LLC, and Equitable of
                            Colorado.
John A. Caroselli     46    Executive Vice President Equitable Life and AXA Client
                            Solutions, LLC; prior thereto, Senior Vice President, Chase
                            Manhattan Corp.
Judy A. Faucett       52    Senior Vice President and Actuary; Senior Vice President, AXA
                            Client Solutions, LLC; Director, Chairman, and Chief Executive
                            Officer, AXA Network, LLC.
Alvin H. Fenichel     56    Senior Vice President and Controller, Equitable Life and AXA
                            Financial, Inc.
Paul J. Flora         54    Senior Vice President and Auditor; Vice President and Auditor,
                            AXA Financial, Inc. and AXA Client Solutions, LLC.
Robert E. Garber      51    Executive Vice President and Chief Legal Officer Equitable Life
                            and AXA Client Solutions, LLC; General Counsel, AXA
                            Financial, Inc.
Donald R. Kaplan      44    Senior Vice President, Chief Compliance Officer and Associate
                            General Counsel; Senior Vice President, AXA Client Solutions,
                            LLC.
Michael S. Martin     54    Executive Vice President and Chief Marketing Officer Equitable
                            Life and AXA Client Solutions, LLC; Chairman and Chief
                            Executive Officer, AXA Advisors LLC; President, Equitable of
                            Colorado.
Richard J. Matteis    64    Executive Vice President Equitable Life and AXA Client
                            Solutions, LLC; prior thereto, Executive Vice President Chase
                            Manhattan Corp.
Peter D. Noris        45    Executive Vice President and Chief Investment Officer, Equitable
                            Life and AXA Financial, Inc.; Executive Vice President, AXA
                            Client Solutions, LLC; President and Trustee of EQ Advisors
                            Trust; Executive Vice President of AXA Client Solutions, LLC and
                            The Equitable of Colorado; Chief Investment Officer of The
                            Equitable of Colorado.

                                     SAI-19

--------------------------------------------------------------------------------


OTHER OFFICERS NAME    AGE  PRINCIPAL OCCUPATION
--------------------- ----- ------------------------------------------------------------------
Brian S. O'Neil       49    Executive Vice President of Equitable Life, AXA Financial, Inc.
                            and AXA Client Solutions LLC.
Anthony C. Pasquale   53    Senior Vice President of Equitable Life and AXA Client Solutions,
                            LLC.
Pauline Sherman       57    Senior Vice President, Secretary and Associate General Counsel of
                            Equitable Life, AXA Financial, Inc. and AXA Client Solutions,
                            LLC; Senior Vice President and Secretary, The Equitable of
                            Colorado.
Richard V. Silver     45    Senior Vice President and General Counsel, Equitable Life; Senior
                            Vice President and Associate General Counsel, AXA Financial,
                            Inc. and AXA Client Solutions, LLC; Vice President and General
                            Counsel, The Equitable of Colorado.
Jose S. Suquet        44    Senior Executive Vice President and Chief Distribution Officer,
                            Equitable Life and AXA Client Solutions LLC; Chairman, EDI;
                            Senior Executive Vice President, The Equitable of Colorado.
Gregory G. Wilcox     51    Executive Vice President, Equitable Life and AXA Financial, Inc.
                            and AXA Client Solutions, LLC.
R. Lee Wilson         47    Executive Vice President, Equitable Life, AXA Client Solutions,
                            LLC and The Equitable of Colorado.

                                     SAI-20

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account Nos. 3, 4, 10, 51 and 66 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and related statement of operations and statements of changes in net assets present fairly, in all material respects, the financial position of Separate Account Nos. 3 (Pooled) (The Alliance Aggressive Equity Fund), 4 (Pooled) (The Alliance Growth Equity Fund), 10 (Pooled) (The Alliance Balanced Fund) and the separate investment options listed in Note 1 of the financial statements for 51 (Pooled) and 66 (Pooled) of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.





/s/ PricewaterhouseCoopers LLP
New York, New York
February 5, 2001


                                     SAI-21

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities
DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $101,057,849) ..........................................  $105,597,703
 Participation in Separate Account No. 2A -- at amortized cost, which approximates market
   value, equivalent to 33,106 units at $320.30 ..........................................    10,603,687
Cash .....................................................................................         3,246
Receivable for investment securities sold ................................................     3,547,574
Dividends receivable .....................................................................        57,125
--------------------------------------------------------------------------------------------------------
Total assets .............................................................................   119,809,335
--------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account ..................................................     6,415,380
Payable for investment securities purchased ..............................................     4,112,695
Investment management fees payable .......................................................           475
Accrued expenses .........................................................................        62,342
--------------------------------------------------------------------------------------------------------
Total liabilities ........................................................................    10,590,892
--------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................................  $109,218,443
========================================================================================================




See Notes to Financial Statements.





                                     SAI-22

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Operations
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends ................................................................     $     626,108
Interest .................................................................           440,675
--------------------------------------------------------------------------------------------
Total investment income ..................................................         1,066,783
--------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Investment management and accounting fees and program expense charge .....          (921,058)
Administrative fees ......................................................          (856,131)
Expense charges ..........................................................           (12,101)
Operating expenses .......................................................          (104,905)
--------------------------------------------------------------------------------------------
Total expenses ...........................................................        (1,894,195)
--------------------------------------------------------------------------------------------
Net investment loss ......................................................          (827,412)
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions ............           196,088
Change in unrealized appreciation /depreciation of investments ...........       (18,972,825)
--------------------------------------------------------------------------------------------
Net realized and unrealized loss investments .............................       (18,776,737)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS ....................     $ (19,604,149)
============================================================================================




See Notes to Financial Statements.




                                     SAI-23

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                                                       2000               1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss ..........................................................    $     (827,412)    $   (1,123,304)
Net realized gain on investments and foreign currency transactions ...........           196,088         48,581,785
Change in unrealized appreciation/depreciation of investments ................       (18,972,825)       (17,298,570)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations .............       (19,604,149)        30,159,911
--------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................       217,893,446        142,172,242
Withdrawals ..................................................................      (272,844,285)      (264,920,548)
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....       (54,950,839)      (122,748,306)
--------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS .......................................................       (74,554,988)       (92,588,395)
NET ASSETS -- BEGINNING OF YEAR ..............................................       183,773,431        276,361,826
--------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................................................    $  109,218,443     $  183,773,431
====================================================================================================================




See Notes to Financial Statements.



                                     SAI-24

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 2000
--------------------------------------------------------------------------------------
                                                           NUMBER OF         VALUE
                                                             SHARES        (NOTE 3)
--------------------------------------------------------------------------------------
COMMON STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (1.6%)
Adelphia Communications Corp. (Class A)* ..............      33,200      $ 1,713,950
                                                                         -----------
TOTAL BUSINESS SERVICES (1.6%) ........................                    1,713,950
                                                                         -----------
CONSUMER CYCLICALS
AIRLINES (2.1%)
Continental Airlines, Inc. (Class B)* .................      43,200        2,230,200
                                                                         -----------
LEISURE RELATED (10.0%)
Carnival Corp. ........................................      57,100        1,759,394
Harley Davidson, Inc. .................................      37,000        1,470,750
MGM Mirage, Inc. ......................................      68,100        1,919,569
Mattel, Inc. ..........................................     260,800        3,765,952
Park Place Entertainment Corp.* .......................     169,200        2,019,825
                                                                         -----------
                                                                          10,935,490
                                                                         -----------
RETAIL -- GENERAL (5.2%)
BJ'S Wholesale Club, Inc.* ............................      32,200        1,235,675
Bed Bath & Beyond, Inc.* ..............................     199,800        4,470,525
                                                                         -----------
                                                                           5,706,200
                                                                         -----------
TOTAL CONSUMER CYCLICALS (17.3%) ......................                   18,871,890
                                                                         -----------
CONSUMER NONCYCLICALS
DRUGS (9.4%)
ALZA Corp. (Class A)* .................................      39,000        1,657,500
AmeriSource Health Corp. (Class A)* ...................      15,800          797,900
Biovail Corp.* ........................................      35,000        1,359,400
Human Genome Sciences, Inc.* ..........................      23,700        1,642,706
King Pharmaceuticals, Inc.* ...........................      56,800        2,935,850
Millennium Pharmaceuticals, Inc.* .....................      29,300        1,812,938
                                                                         -----------
                                                                          10,206,294
                                                                         -----------
HOSPITAL SUPPLIES & SERVICES (13.0%)
Affymetrix, Inc.* .....................................      30,350        2,259,177
Applera Corp. - Applied Biosystems Group ..............      15,700        1,476,781
HCA -The Healthcare Company ...........................      80,000        3,520,800
Health Management Associates, Inc. (Class A)* .........     108,100        2,243,075
Tenet Healthcare Corporation ..........................      28,900        1,284,244
UnitedHealth Group, Inc. ..............................      21,400        1,313,425
Wellpoint Health Networks, Inc.* ......................      18,600        2,143,650
                                                                         -----------
                                                                          14,241,152
                                                                         -----------
MEDIA & CABLE (0.2%) ..................................
UnitedGlobalCom, Inc. (Class A)* ......................       7,000           95,375
XM Satellite Radio Holdings, Inc. (Class A)* ..........      10,400          167,050
                                                                         -----------
                                                                             262,425
                                                                         -----------
SOAPS & TOILETRIES (0.3%) .............................
Avon Products, Inc. ...................................       6,700          320,763
                                                                         -----------
TOTAL CONSUMER NONCYCLICALS (22.9%) ...................                   25,030,634
                                                                         -----------
CREDIT SENSITIVE
FINANCIAL SERVICES (5.1%)
Concord EFS, Inc.* ....................................      40,300        1,770,681



                                     SAI-25

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2000 (Continued)
----------------------------------------------------------------------------------------------
                                                                    NUMBER OF        VALUE
                                                                      SHARES        (NOTE 3)
----------------------------------------------------------------------------------------------
Edwards (A.G.), Inc. ...........................................      21,600      $ 1,024,650
Legg Mason, Inc. ...............................................      51,300        2,795,850
                                                                                  -----------
                                                                                    5,591,181
                                                                                  -----------
INSURANCE (3.9%)
ACE Ltd. .......................................................      32,600        1,383,463
AFLAC, Inc. ....................................................      28,000        2,021,250
Ambac Financial Group, Inc. ....................................      13,950          813,459
                                                                                  -----------
                                                                                    4,218,172
                                                                                  -----------
REAL ESTATE (2.5%)
Boston Properties, Inc. ........................................      62,100        2,701,350
                                                                                  -----------
UTILITY -- ELECTRIC (2.8%)
Calpine Corporation* ...........................................      68,700        3,095,794
                                                                                  -----------
TOTAL CREDIT SENSITIVE (14.3%) .................................                   15,606,497
                                                                                  -----------
ENERGY
OIL -- DOMESTIC (4.4%)
Dynegy, Inc. (Class A) .........................................      61,500        3,447,844
Kerr-McGee Corp. ...............................................      19,700        1,318,669
                                                                                  -----------
                                                                                    4,766,513
                                                                                  -----------
OIL -- SUPPLIES & CONSTRUCTION (2.2%)
Noble Drilling Corp.* ..........................................      27,400        1,190,188
R&B Falcon Corp.* ..............................................      53,800        1,234,038
                                                                                  -----------
                                                                                    2,424,226
                                                                                  -----------
TOTAL ENERGY (6.6%) ............................................                    7,190,739
                                                                                  -----------
TECHNOLOGY
ELECTRONICS (26.6%)
Altera Corp.* ..................................................      35,400          931,462
Applied Micro Circuits Corp.* ..................................      18,000        1,350,843
Art Technolology Group, Inc.* ..................................      71,000        2,169,937
BEA Systems, Inc.* .............................................      48,400        3,257,925
Charter Communications, Inc.* ..................................     107,000        2,427,562
Fairchild Semiconductor International Corp. (Class A)* .........      54,000          779,625
Flextronics International Ltd.* ................................      52,700        1,501,950
Foundry Networks, Inc.* ........................................      25,000          375,000
i2 Technologies, Inc.* .........................................      34,000        1,848,750
Mercury Interactive Corp.* .....................................      41,600        3,754,400
Molex, Inc. ....................................................      51,600        1,831,800
Network Appliance, Inc.* .......................................      13,100          841,470
Rational Software Corp.* .......................................      55,400        2,157,137
Research In Motion Ltd.* .......................................      36,200        2,896,000
Sanmina Corp.* .................................................      35,646        2,731,375
Waters Corp.* ..................................................       2,200          183,700
                                                                                  -----------
                                                                                   29,038,936
                                                                                  -----------
OFFICE EQUIPMENT (1.0%)
Brocade Communications Systems, Inc.* ..........................       5,400          495,788
Redback Networks, Inc.* ........................................      13,500          553,500
                                                                                  -----------
                                                                                    1,049,288
                                                                                  -----------
OFFICE EQUIPMENT SERVICES (2.9%)
Comverse Technology, Inc.* .....................................      29,200        3,171,850
                                                                                  -----------



                                     SAI-26

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2000 (Concluded)
--------------------------------------------------------------------------------------------------
                                                                      NUMBER OF         VALUE
                                                                        SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (3.5%)
Amdocs Ltd.* .....................................................      37,000      $  2,451,250
Global TeleSystems, Inc.* ........................................     132,100           107,331
McLeod, Inc.* ....................................................      44,100           622,913
Scientific-Atlanta, Inc. .........................................      22,800           742,425
                                                                                    ------------
                                                                                       3,923,919
                                                                                    ------------
TOTAL TECHNOLOGY (34.0%) .........................................                    37,183,993
                                                                                    ------------
TOTAL COMMON STOCKS (96.7%)
 (Cost $101,057,849)..............................................                   105,597,703
                                                                                    ------------
PARTICIPATION IN SEPARATE ACCUNT NO. 2A,
 at amortized cost, which approximates market
 value, equivalent to 33,106 units at $320.30 each (9.7%).........                    10,603,687
                                                                                    ------------
TOTAL INVESTMENTS (106.4%)
 (Cost/Amortized Cost $111,661,536)...............................                   116,201,390
OTHER ASSETS LESS LIABILITIES (-6.4%) ............................                    (6,982,947)
                                                                                    ------------
NET ASSETS (100.0%) ..............................................                  $109,218,443
                                                                                    ============




*  Non-income producing.

See Notes to Financial Statements.







                                     SAI-27

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $1,116,245,191) ........................................    $1,186,681,431
 Preferred stocks -- at value (cost: $774,900) ...........................................           870,000
 Long-term debt securities -- at value (amortized cost: $7,427,784) ......................         3,493,125
 Participation in Separate Account No. 2A -- at amortized cost, which approximates market
   value, equivalent to 126,899 units at $320.30 .........................................        40,645,110
Receivable for investment securities sold ................................................         6,187,273
Dividends and interest receivable ........................................................         1,070,923
------------------------------------------------------------------------------------------------------------
Total assets .............................................................................     1,238,947,862
------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account ..................................................        17,151,785
Custodian fee payable ....................................................................            61,663
Investment management fees payable .......................................................             1,762
Accrued expenses .........................................................................           334,298
------------------------------------------------------------------------------------------------------------
Total liabilities ........................................................................        17,549,508
------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................................    $1,221,398,354
============================================================================================================
Amount retained by Equitable Life in Separate Account No. 4 ..............................    $    2,205,293
Net assets attributable to contract owners ...............................................     1,175,684,856
Net assets attributable to annuity benefits ..............................................        43,508,205
------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................................    $1,221,398,354
============================================================================================================



See Notes to Financial Statements.





                                     SAI-28

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statement of Operations
YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld of $4,734).......................   $   7,810,989
Interest .................................................................         505,514
------------------------------------------------------------------------------------------
Total investment income ..................................................       8,316,503
------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Investment management and accounting fees and program expense charge .....      (6,080,693)
Administrative fees ......................................................      (5,349,440)
Expense charges ..........................................................         (25,423)
Operating expenses .......................................................        (509,413)
------------------------------------------------------------------------------------------
Total expenses ...........................................................     (11,964,969)
------------------------------------------------------------------------------------------
Net investment loss ......................................................      (3,648,466)
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions ............      93,460,750
Change in unrealized appreciation/depreciation of investments ............    (381,915,139)
------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments ..........................    (288,454,389)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS ....................   $(292,102,855)
==========================================================================================





See Notes to Financial Statements.





                                     SAI-29

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                        2000                  1999
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss ..........................................................     $   (3,648,466)     $     (4,223,520)
Net realized gain on investments and foreign currency transactions ...........         93,460,750           294,811,943
Change in unrealized appreciation/depreciation of investments ................       (381,915,139)          264,368,034
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations .............       (292,102,855)          554,956,457
-------------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................        297,267,595           369,385,670
Withdrawals ..................................................................       (575,963,871)       (1,245,308,651)
-------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....       (278,696,276)         (875,922,981)
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to Equitable Life's transactions .....             58,000                58,823
-------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS .......................................................       (570,741,131)         (320,907,701)
NET ASSETS -- BEGINNING OF YEAR ..............................................      1,792,139,485         2,113,047,186
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................................................     $1,221,398,354      $  1,792,139,485
=========================================================================================================================




See Notes to Financial Statements.










                                     SAI-30

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2000
-------------------------------------------------------------------------------------------
                                                                NUMBER OF         VALUE
                                                                  SHARES        (NOTE 3)
-------------------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER CYCLICALS
AIRLINES (17.6%)
Alaska Air Group, Inc.* ....................................      500,000     $ 14,875,000
Continental Airlines, Inc. (Class B)* ......................    2,275,000      117,446,875
Delta Air Lines, Inc. ......................................      140,000        7,026,250
Northwest Airlines Corp. (Class A)* ........................    2,500,000       75,312,500
                                                                              ------------
                                                                               214,660,625
                                                                              ------------
AUTO RELATED (0.3%)
Budget Group, Inc.* ........................................    1,225,000        2,603,125
Monaco Coach Corp.* ........................................       53,500          946,281
                                                                              ------------
                                                                                 3,549,406
                                                                              ------------
FOOD SERVICES, LODGING (2.8%)
Extended Stay America, Inc.* ...............................    2,700,000       34,695,000
                                                                              ------------
LEISURE RELATED (8.4%)
Carnival Corp. .............................................      800,000       24,650,000
Mattel, Inc. ...............................................      130,000        1,877,200
Metro-Goldwyn-Mayer, Inc.* .................................      280,000        4,567,500
Park Place Entertainment Corp.* ............................    1,430,000       17,070,625
Royal Caribbean Cruises Ltd. ...............................    2,050,000       54,222,500
                                                                              ------------
                                                                               102,387,825
                                                                              ------------
RETAIL -- GENERAL (0.6%)
Family Dollar Stores, Inc. .................................      350,000        7,503,125
                                                                              ------------
TOTAL CONSUMER CYCLICALS (29.7%) ...........................                   362,795,981
                                                                              ------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (7.5%)
Affymetrix Inc.* ...........................................       20,000        1,488,750
Applera Corp. -- Applied Biosystems Group ..................      140,000       13,168,750
Health Management Associates, Inc. (Class A)* ..............    3,100,000       64,325,000
IMS Health, Inc. ...........................................      455,700       12,303,900
                                                                              ------------
                                                                                91,286,400
                                                                              ------------
MEDIA & CABLE (2.2%)
UnitedGlobalCom, Inc. (Class A)* ...........................      900,000       12,262,500
United Pan-Europe Communications (ADR) (Class A) * .........    1,400,000       14,700,000
                                                                              ------------
                                                                                26,962,500
                                                                              ------------
TOTAL CONSUMER NONCYCLICALS (9.7%) .........................                   118,248,900
                                                                              ------------



                                     SAI-31

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2000 (Continued)
--------------------------------------------------------------------------------
                                                  NUMBER OF         VALUE
                                                    SHARES        (NOTE 3)
--------------------------------------------------------------------------------
CREDIT SENSITIVE
FINANCIAL SERVICES (12.7%)
Concord EFS, Inc.* ...........................       20,000     $    878,750
Edwards (A.G.), Inc. .........................      805,000       38,187,188
Legg Mason, Inc. .............................    2,130,000      116,085,000
                                                                ------------
                                                                 155,150,938
                                                                ------------
INSURANCE (15.0%)
ACE Ltd. .....................................    1,600,000       67,900,000
CNA Financial Corp.* .........................    2,927,700      113,448,375
XL Capital Ltd. (Class A) ....................       25,000        2,184,375
                                                                ------------
                                                                 183,532,750
                                                                ------------
REAL ESTATE (0.4%)
Boston Properties, Inc. ......................      111,600        4,854,600
                                                                ------------
UTILITY -- TELEPHONE (5.1%)
Telephone & Data Systems, Inc. ...............      700,000       63,000,000
                                                                ------------
TOTAL CREDIT SENSITIVE (33.2%) ...............                   406,538,288
                                                                ------------
ENERGY
OIL -- DOMESTIC (3.9%)
Dynegy, Inc. (Class A) .......................       20,000        1,121,250
Kerr-McGee Corp. .............................      650,000       43,509,375
Phillips Petroleum Co. .......................       50,000        2,843,750
                                                                ------------
                                                                  47,474,375
                                                                ------------
OIL -- SUPPLIES & CONSTRUCTION (1.3%)
Stolt Comex Seaway S.A.* .....................      165,000        1,815,000
Stolt Offshore S.A. (ADR) (Class A)* .........    1,304,600       14,024,450
                                                                ------------
                                                                  15,839,450
                                                                ------------
TOTAL ENERGY (5.2%) ..........................                    63,313,825
                                                                ------------
TECHNOLOGY
ELECTRONICS (3.0%)
Flextronics International Ltd.* ..............      900,000       25,650,000
Solectron Corp.* .............................      140,000        4,746,000
StorageNetworks, Inc.* .......................      250,000        6,203,125
                                                                ------------
                                                                  36,599,125
                                                                ------------



                                     SAI-32

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2000 (Continued)
-------------------------------------------------------------------------------------
                                                      NUMBER OF            VALUE
                                                       SHARES            (NOTE 3)
-------------------------------------------------------------------------------------
TELECOMMUNICATIONS (13.5%)
Amdocs Ltd.* ..................................         475,000       $   31,468,750
Global TeleSystems, Inc.* .....................       4,005,000            3,254,062
Millicom International Cellular S.A.* .........       2,100,000           48,300,000
NTL Incorporated* .............................       1,400,000           33,512,500
United States Cellular Corp.* .................         800,000           48,200,000
                                                                      --------------
                                                                         164,735,312
                                                                      --------------
TOTAL TECHNOLOGY (16.5%) ......................                          201,334,437
                                                                      --------------
DIVERSIFIED
MISCELLANEOUS (2.8%)
U.S. Industries, Inc. .........................       1,000,000            8,000,000
Viad Corp. ....................................       1,150,000           26,450,000
                                                                      --------------
TOTAL DIVERSIFIED (2.8%) ......................                           34,450,000
                                                                      --------------
TOTAL COMMON STOCKS (97.1%)
 (Cost $1,116,245,191).........................                        1,186,681,431
                                                                      --------------
PREFERRED STOCKS:
TECHNOLOGY
TELECOMMUNICATIONS (0.1%)
Amdocs Ltd.
 6.75% Conv. ..................................          15,000              870,000
                                                                      --------------
TOTAL TECHNOLOGY (0.1%) .......................                              870,000
                                                                      --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $774,900)...............................                              870,000
                                                                      --------------
                                                     PRINCIPAL
                                                       AMOUNT
                                                      ---------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY
TELECOMMUNICATIONS (0.3%)
NTL, Incorporated
 7.0% Conv., 2008 .............................      $4,500,000            3,493,125
                                                                      --------------
TOTAL TECHNOLOGY (0.3%) .......................                            3,493,125
                                                                      --------------
TOTAL LONG-TERM DEBT SECURITIES (0.3%)
 (Amoritzed Cost $7,427,784)...................                            3,493,125
                                                                      --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 126,899
 units at $320.30 each (3.3%)..................                           40,645,110
                                                                      --------------



                                     SAI-33

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2000 (Concluded)
-------------------------------------------------------------------
                                                        VALUE
                                                       (NOTE 3)
-------------------------------------------------------------------
TOTAL INVESTMENTS (100.8%)
 (Cost/Amoritzed Cost $1,165,092,985)..........    $1,231,689,666
OTHER ASSETS LESS LIABILITIES (-0.8%) .........       (10,291,312)
                                                   --------------
NET ASSETS (100.0%) ...........................    $1,221,398,354
                                                   ==============




*  Non-income producing.

See Notes to Financial Statements.











                                     SAI-34

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities
DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $42,295,134) ...........................................    $ 44,326,051
 Preferred stocks -- at value (cost: $952,126) ...........................................       1,003,369
 Long-term debt securities -- at value (amortized cost: $45,099,998) .....................      46,720,849
 Participation in Separate Account No. 2A -- at amortized cost, which approximates market
   value, equivalent to 17,541 units at $320.30 ..........................................       5,618,163
Cash .....................................................................................         684,443
Receivable for investment securities sold ................................................       3,441,981
Interest receivable ......................................................................         630,970
Dividends and other receivable ...........................................................          35,248
----------------------------------------------------------------------------------------------------------
Total assets .............................................................................     102,461,074
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account ..................................................         965,022
Payable for investment securities purchased ..............................................       1,591,449
Investment management fees payable .......................................................             928
Accrued expenses .........................................................................         119,570
----------------------------------------------------------------------------------------------------------
Total liabilities ........................................................................       2,676,969
----------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................................    $ 99,784,105
==========================================================================================================




See Notes to Financial Statements.








                                     SAI-35

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Operations
YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld of $19,298) .....................    $     478,824
Interest .................................................................        3,811,321
-------------------------------------------------------------------------------------------
Total investment income ..................................................        4,290,145
-------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Investment management and accounting fees and program expense charge .....         (824,295)
Administrative fees ......................................................         (983,132)
Expense charges ..........................................................          (27,491)
Operating expenses .......................................................         (147,349)
-------------------------------------------------------------------------------------------
Total expenses ...........................................................       (1,982,267)
-------------------------------------------------------------------------------------------
Net investment income ....................................................        2,307,878
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions ............       11,299,095
Change in unrealized appreciation/depreciation of investments ............      (17,611,759)
-------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments ..........................       (6,312,664)
-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS ....................    $  (4,004,786)
===========================================================================================




See Notes to Financial Statements.








                                     SAI-36

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                                                       2000                1999
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income ........................................................    $   2,307,878      $    3,225,028
Net realized gain on investments and foreign currency transactions ...........       11,299,095          26,193,319
Change in unrealized appreciation/depreciation of investments ................      (17,611,759)         (8,283,953)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations .............       (4,004,786)         21,134,394
---------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................       21,466,047          30,187,271
Withdrawals ..................................................................      (60,321,307)       (105,989,196)
---------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....      (38,855,260)        (75,801,925)
---------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS .......................................................      (42,860,046)        (54,667,531)
NET ASSETS -- BEGINNING OF YEAR ..............................................      142,644,151         197,311,682
---------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................................................    $  99,784,105      $  142,644,151
=====================================================================================================================




See Notes to Financial Statements.








                                     SAI-37

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2000
-----------------------------------------------------------------------------------------------
                                                                     NUMBER          VALUE
                                                                   OF SHARES        (NOTE 3)
-----------------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.3%)
Dow Chemical Co. ..............................................         400      $     14,650
Union Carbide Corp. ...........................................       5,200           279,825
                                                                                 ------------
                                                                                      294,475
                                                                                 ------------
CHEMICALS -- SPECIALTY (0.2%)
Lyondell Chemical Company .....................................      11,700           179,156
                                                                                 ------------
METALS & MINING (0.4%)
Alcoa, Inc. ...................................................       9,000           301,500
Freeport-McMoran Copper & Gold, Inc. (Class B)* ...............       3,100            26,544
Newmont Mining Corp. ..........................................       1,100            18,769
Phelps Dodge Corp. ............................................         600            33,488
                                                                                 ------------
                                                                                      380,301
                                                                                 ------------
TOTAL BASIC MATERIALS (0.9%) ..................................                       853,932
                                                                                 ------------
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (1.9%)
AT&T Corp. -- Liberty Media Corp. (Class A)* ..................       5,900            80,019
British Sky Broadcasting PLC* .................................      26,070           438,163
Comcast Corp. SPL (Class A)* ..................................       7,000           292,250
Gannett Co. ...................................................       2,600           163,963
Reuters Group PLC .............................................      19,800           335,151
Time Warner, Inc. .............................................       5,400           282,096
Viacom, Inc. (Class B)* .......................................       6,640           310,420
                                                                                 ------------
TOTAL BUSINESS SERVICES (1.9%)                                                      1,902,062
                                                                                 ------------
CAPITAL GOODS
AEROSPACE (0.2%)
British Aerospace PLC* ........................................      11,500            65,689
General Motors Corp. (Class H)* ...............................       5,900           135,700
                                                                                 ------------
                                                                                      201,389
                                                                                 ------------
BUILDING & CONSTRUCTION (0.2%)
CRH PLC* ......................................................      13,300           247,625
                                                                                 ------------
BUILDING MATERIALS & FOREST PRODUCTS (0.4%)
Masco Corp. ...................................................      11,000           282,563
Weyerhaeuser Co. ..............................................       2,600           131,950
                                                                                 ------------
                                                                                      414,513
                                                                                 ------------
ELECTRICAL EQUIPMENT (2.0%) ...................................
Alcatel SA ....................................................       3,600           204,601
General Electric Co. ..........................................      35,100         1,682,606
Taiwan Semiconductor Manufacturing Co. Ltd. Sp (ADR)* .........       6,000           103,500
                                                                                 ------------
                                                                                    1,990,707
                                                                                 ------------
MACHINERY (0.6%)
Deere & Co. ...................................................       4,800           219,900



                                     SAI-38

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2000 (Continued)
--------------------------------------------------------------------------------
                                                      NUMBER          VALUE
                                                    OF SHARES       (NOTE 3)
--------------------------------------------------------------------------------
United Technologies Corp. ......................       4,200      $    330,225
                                                                  ------------
                                                                       550,125
                                                                  ------------
TOTAL CAPITAL GOODS (3.4%) .....................                     3,404,359
                                                                  ------------
CONSUMER CYCLICALS
AIRLINES (0.2%)
Continental Airliness, Inc. (Class B)* .........       2,600           134,225
Northwest Airlines Corp. (Class A)* ............       3,200            96,400
                                                                  ------------
                                                                       230,625
                                                                  ------------
AUTO RELATED (0.2%)
Delphi Automotive Systems Corp. ................      12,600           141,750
Visteon Corp. ..................................         458             5,267
                                                                  ------------
                                                                       147,017
                                                                  ------------
AUTOS & TRUCKS (0.1%)
Ford Motor Co. .................................       5,641           132,211
                                                                  ------------
LEISURE RELATED (0.8%)
Carnival Corp. .................................       5,400           166,388
Harley Davidson, Inc. ..........................       2,800           111,300
Mattel, Inc. ...................................      16,800           242,592
Park Place Entertainment Corp.* ................         300             3,581
The Walt Disney Co. ............................      10,000           289,375
                                                                  ------------
                                                                       813,236
                                                                  ------------
RETAIL -- GENERAL (2.0%)
Fast Retailing Co. Ltd. ........................         700           136,917
Home Depot, Inc. ...............................       9,600           438,600
Kohl's Corp.* ..................................       3,400           207,400
Limited, Inc. ..................................       5,100            87,019
Lowe's Cos., Inc. ..............................       3,300           146,850
Tiffany & Co. ..................................       3,000            94,875
Wal-Mart Stores, Inc. ..........................       9,900           525,938
Walgreen Co. ...................................       8,100           338,681
                                                                  ------------
                                                                     1,976,280
                                                                  ------------
TOTAL CONSUMER CYCLICALS (3.3%) ................                     3,299,369
                                                                  ------------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Coca-Cola Co. ..................................       6,100           371,719
Interbrew* .....................................       1,550            54,049
Pepsi Bottling Group, Inc. .....................       4,200           167,738
Pepsico, Inc. ..................................       6,700           332,069
                                                                  ------------
                                                                       925,575
                                                                  ------------
DRUGS (4.4%)
American Home Products Corp. ...................       6,100           387,655
Amgen, Inc.* ...................................       2,900           185,419
AstraZeneca PLC ................................       2,800           140,971
Bristol-Myers Squibb Co. .......................       1,200            88,725



                                     SAI-39

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2000 (Continued)
-----------------------------------------------------------------------------------------
                                                                NUMBER          VALUE
                                                              OF SHARES       (NOTE 3)
-----------------------------------------------------------------------------------------
Human Genome Sciences, Inc.* .............................       2,500      $    173,281
Merck & Co., Inc. ........................................       6,000           561,750
Pfizer, Inc. .............................................      23,095         1,062,370
Pharmacia Corporation ....................................       7,621           464,881
Sanofi-Synthelabo SA .....................................       2,900           193,423
Schering Plough Corp. ....................................       8,100           459,675
Takeda Chemical Industries* ..............................       8,000           472,645
Yamanouchi Pharmaceutical Co. Ltd.* ......................       4,000           172,697
                                                                            ------------
                                                                               4,363,492
                                                                            ------------
HOSPITAL SUPPLIES & SERVICES (1.7%)
Applera Corp. -- Applied Biosystems Group ................       1,900           178,719
Guidant Corp.* ...........................................       4,700           253,506
Health Management Associates, Inc. (Class A)* ............      10,200           211,650
IMS Health, Inc. .........................................       9,500           256,500
Johnson & Johnson ........................................       1,100           115,569
Medtronic, Inc.* .........................................       7,800           470,925
SYNAVANT, Inc.* ..........................................         455             2,133
Tenet Healthcare Corporation .............................       5,200           231,075
                                                                            ------------
                                                                               1,720,077
                                                                            ------------
MEDIA & CABLE (0.2%)
UnitedGlobalCom, Inc. (Class A)* .........................          30               409
United Pan-Europe Communications N.V. (Class A)* .........      18,064           184,626
                                                                            ------------
                                                                                 185,035
                                                                            ------------
RETAIL -- FOOD (0.3%)
Kroger Co.* ..............................................      12,400           335,575
                                                                            ------------
SOAPS & TOILETRIES (1.0%)
Avon Products, Inc. ......................................       5,100           244,163
Colgate Palmolive Co. ....................................       5,900           380,845
Estee Lauder Cos. (Class A) ..............................       3,300           144,581
KAO Corp.* ...............................................       8,000           232,127
                                                                            ------------
                                                                               1,001,716
                                                                            ------------
TOTAL CONSUMER NONCYCLICALS (8.5%) .......................                     8,531,470
                                                                            ------------
CREDIT SENSITIVE
BANKS (4.5%)
Banco Bilbao Vizcaya Argentaria S.A.* ....................      18,900           281,411
Bank of America Corp. ....................................       9,042           414,801
Bank of Ireland* .........................................      16,000           158,571
Bank One Corp. ...........................................       9,432           345,447
BNP Paribas SA* ..........................................       4,000           351,336
Chase Manhattan Corp. ....................................       7,781           353,548
Citigroup, Inc. ..........................................      17,231           879,857
DBS Group Holdings Ltd. ..................................       4,652            52,644
Firstar Corp. ............................................       3,000            69,750
Morgan (J.P.) & Co., Inc. ................................         700           115,850
National City Corp. ......................................       6,800           195,500
Royal Bank of Scotland Group PLC* ........................      18,000           424,993


                                     SAI-40

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2000 (Continued)
---------------------------------------------------------------------------------------
                                                              NUMBER          VALUE
                                                            OF SHARES       (NOTE 3)
---------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC-Value Shares* .........      15,400      $     18,998
Standard Chartered PLC* ................................      11,000           158,726
Sumitomo Trust & Banking Co.* ..........................      14,000            95,071
Unicredito Italiano Spa* ...............................      61,000           319,180
Wells Fargo Company ....................................       4,800           267,300
                                                                          ------------
                                                                             4,502,983
                                                                          ------------
FINANCIAL SERVICES (2.3%)
Alleanza Assicurazioni .................................      24,500           390,570
CIT Group, Inc. (Class A) ..............................       9,800           197,225
Goldman Sachs Group, Inc. ..............................       1,700           181,794
Household International, Inc. ..........................       5,300           291,500
Legg Mason, Inc. .......................................       2,200           119,900
Lehman Brothers Holdings, Inc. .........................       3,300           223,162
MBNA Corp. .............................................       8,512           314,412
Morgan Stanley Dean Witter & Co. .......................       5,600           443,800
Nomura Securities Co. Ltd.* ............................       7,000           125,721
Peregrine Investment Holdings Ltd.* ....................      90,000                 0
                                                                          ------------
                                                                             2,288,084
                                                                          ------------
INSURANCE (1.7%)
ACE Ltd. ...............................................       4,100           173,994
AFLAC, Inc. ............................................       3,100           223,781
American International Group, Inc. .....................       8,800           867,350
CGU PLC ................................................      26,000           419,880
                                                                          ------------
                                                                             1,685,005
                                                                          ------------
MORTGAGE RELATED (0.3%)
Fannie Mae .............................................       2,000           173,500
Freddie Mac ............................................       1,300            89,538
                                                                          ------------
                                                                               263,038
                                                                          ------------
REAL ESTATE (0.0%)
Cheung Kong Holdings ...................................       3,000            38,367
                                                                          ------------
UTILITY -- ELECTRIC (0.9%)
AES Corp.* .............................................       5,091           281,914
Calpine Corporation* ...................................       4,900           220,806
Duke Power Co. .........................................       2,700           230,175
Pinnacle West Capital Corp. ............................       4,600           219,075
                                                                          ------------
                                                                               951,970
                                                                          ------------
UTILITY -- GAS (0.4%)
ENRON Corp. ............................................       4,600           382,375
                                                                          ------------
UTILITY -- TELEPHONE (1.9%)
AT&T Corp. .............................................      12,013           207,975
BellSouth Corp. ........................................       6,400           262,000
Telefonica SA* .........................................       9,871           163,202
SBC Communications, Inc. ...............................      15,386           734,682
Telefonos de Mexico (ADR) `L' ..........................       2,000            90,250
Verizon Communications, Inc. ...........................       9,000           451,125
                                                                          ------------
                                                                             1,909,234
                                                                          ------------
TOTAL CREDIT SENSITIVE (12.0%) .........................                    12,021,056
                                                                          ------------


                                     SAI-41

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2000 (Continued)
----------------------------------------------------------------------------
                                                  NUMBER          VALUE
                                                OF SHARES        (NOTE 3)
----------------------------------------------------------------------------
ENERGY
OIL -- DOMESTIC (0.6%)
BP Amoco PLC (ADR) .........................       3,860      $    184,798
Dynegy, Inc. (Class A) .....................       3,800           213,038
Kerr-McGee Corp. ...........................       3,400           227,588
                                                              ------------
                                                                   625,424
                                                              ------------
OIL -- INTERNATIONAL (1.6%)
BP Amoco PLC* ..............................      33,300           267,391
Chevron Corp. ..............................       4,400           371,525
Exxon Mobil Corp. ..........................       7,056           613,431
Royal Dutch Petroleum Co.* .................         900            54,506
Total Fina Elf SA* .........................       2,100           312,482
                                                              ------------
                                                                 1,619,335
                                                              ------------
OIL -- SUPPLIES & CONSTRUCTION (0.3%)
Noble Drilling Corp.* ......................       4,100           178,094
Santa Fe International, Inc. ...............       4,200           134,663
                                                              ------------
                                                                   312,757
                                                              ------------
RAILROADS (0.3%)
Burlington Northern Santa Fe Corp. .........       8,500           240,656
                                                              ------------
TOTAL ENERGY (2.8%) ........................                     2,798,172
                                                              ------------
TECHNOLOGY
ELECTRONICS (5.1%)
Advantest Corp.* ...........................       1,000            93,515
Altera Corp.* ..............................       6,536           171,979
Applied Materials, Inc.* ...................       1,400            53,463
Applied Micro Circuits Corp.* ..............       1,900           142,588
ASM Lithography Holdings N.V.* .............       7,300           165,886
BEA Systems, Inc.* .........................       2,300           154,819
Cisco Systems, Inc.* .......................      24,400           933,300
EMC Corp.* .................................       8,000           532,000
Flextronics International Ltd.* ............       2,900            82,650
Foundry Networks, Inc.* ....................       1,500            22,500
Intel Corp. ................................      15,344           464,155
JDS Uniphase Corp.* ........................       3,900           162,580
Juniper Networks, Inc.* ....................       1,400           176,488
Micron Technology, Inc.* ...................       5,800           205,900
NEC Corp.* .................................      10,000           182,660
PMC-Sierra, Inc.* ..........................       1,100            86,488
Rohm Co. Ltd.* .............................       1,000           189,652
Samsung Electronics (GDR)* .................         900            56,498
Sanmina Corp.* .............................       2,000           153,250
Solectron Corp.* ...........................       7,200           244,080
STMicroelectronics N.V. ....................       4,000           174,728
Texas Instruments, Inc. ....................         900            42,638
Tokyo Electron Limited* ....................       2,600           142,702


                                     SAI-42

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2000 (Continued)
-----------------------------------------------------------------------------------
                                                         NUMBER          VALUE
                                                       OF SHARES        (NOTE 3)
-----------------------------------------------------------------------------------
Veritas Software Corp.* ...........................       2,800      $     245,000
Xilinx, Inc.* .....................................       4,000            184,500
Yahoo!, Inc.* .....................................         900             27,155
                                                                     -------------
                                                                         5,091,174
                                                                     -------------
OFFICE EQUIPMENT (1.6%)
Canon, Inc. .......................................      11,000            384,547
Dell Computer Corp.* ..............................      12,500            217,969
Hewlett-Packard Co. ...............................       5,600            176,750
International Business Machines Corp. .............       5,400            459,000
Softbank Corp. ....................................         200              6,939
Sun Microsystems, Inc.* ...........................      11,800            328,925
                                                                     -------------
                                                                         1,574,130
                                                                     -------------
OFFICE EQUIPMENT SERVICES (1.4%)
Microsoft Corp.* ..................................      17,300            752,550
Oracle Corp.* .....................................      22,000            639,375
                                                                     -------------
                                                                         1,391,925
                                                                     -------------
TELECOMMUNICATIONS (2.4%)
Amdocs Ltd.* ......................................       2,900            192,125
America Online, Inc.* .............................      11,200            389,760
AT&T Wireless Group* ..............................       6,900            119,456
Avaya, Inc.* ......................................         422              4,352
China Telecom (Hong Kong) Ltd.* ...................      38,000            207,546
Global TeleSystems, Inc.* .........................       5,700              4,631
Lucent Technologies, Inc. .........................       5,275             71,213
Nokia Oyj .........................................       5,100            227,570
Nortel Networks Corp. .............................       5,000            160,313
NTT Mobile Communications Network, Inc.* ..........          10            172,172
Qualcomm, Inc.* ...................................       2,300            189,031
Qwest Communications International, Inc.* .........       4,000            164,000
Vodafone Airtouch PLC* ............................     104,307            382,127
WorldCom, Inc.* ...................................       5,486             76,804
                                                                     -------------
                                                                         2,361,100
                                                                     -------------
TOTAL TECHNOLOGY (10.5%) ..........................                     10,418,329
                                                                     -------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Citic Pacific Ltd.* ...............................      40,000            141,800
Corning, Inc. .....................................       3,400            179,562
Hutchison Whampoa Ltd. ............................       8,400            104,735
Tyco International Ltd. ...........................       9,110            505,605
Viad Corp. ........................................       7,200            165,600
                                                                     -------------
TOTAL DIVERSIFIED (1.1%) ..........................                      1,097,302
                                                                     -------------
TOTAL COMMON STOCKS (44.4%)
 (Cost $42,295,134)................................                     44,326,051
                                                                     -------------


                                     SAI-43

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2000 (Continued)
---------------------------------------------------------------------------
                                                  NUMBER           VALUE
                                                OF SHARES        (NOTE 3)
---------------------------------------------------------------------------
PREFERRED STOCKS:
CREDIT SENSITIVE
UTILITY -- ELECTRIC (0.4%)
Calpine Capital Trust
 5.75% Conv. .............................          1,400       $  222,425
Southern Energy, Inc.
 6.25% Conv. .............................          2,700          167,400
                                                                ----------
TOTAL CREDIT SENSITIVE (0.4%) ............                         389,825
                                                                ----------
TECHNOLOGY
ELECTRONICS (0.1%)
UnitedGlobalCom, Inc.
 7.0% Conv. Series C .....................          4,200           84,525
                                                                ----------
TELECOMMUNICATIONS (0.5%)
Amdocs Ltd.
 6.75% Conv. .............................          6,400          371,200
XO Communications, Inc.
 3.25% Conv. .............................          1,900          157,819
                                                                ----------
                                                                   529,019
                                                                ----------
TOTAL TECHNOLOGY (0.6%) ..................                         613,544
                                                                ----------
TOTAL PREFERRED STOCKS (1.0%)
 (Cost $952,126)..........................                       1,003,369
                                                                ----------
                                                PRINCIPAL
                                                 AMOUNT
                                               ---------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (0.6%)
AT&T Corp. -- Liberty Media Corp.
 8.25%, 2030 .............................      $ 600,000          547,405
                                                                ----------
TOTAL BUSINESS SERVICES (0.6%) ...........                         547,405
                                                                ----------
CAPITAL GOODS
AEROSPACE (0.6%)
Raytheon Co.
 7.9%, 2003 ..............................        615,000          632,187
                                                                ----------
MACHINERY (0.0%)
ASM Lithography Holdings N.V.
 4.25% Conv., 2004 .......................         10,000            9,275
                                                                ----------
TOTAL CAPITAL GOODS (0.6%) ...............                         641,462
                                                                ----------
CONSUMER CYCLICALS
AIRLINES (0.3%)
United Air Lines, Inc. (Class A-2)
 7.186%, 2011 ............................        340,000          346,678
                                                                ----------




                                     SAI-44

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2000 (Continued)
-------------------------------------------------------------------------------
                                                  PRINCIPAL           VALUE
                                                    AMOUNT          (NOTE 3)
-------------------------------------------------------------------------------
RETAIL -- GENERAL (0.1%)
Wal-Mart Stores, Inc.
 6.875%, 2009 ..............................    $     75,000      $     78,367
                                                                  ------------
TOTAL CONSUMER CYCLICALS (0.4%) ............                           425,045
                                                                  ------------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
Millennium Pharmaceuticals, Inc.
 5.5% Conv., 2007 ..........................          95,000           158,234
                                                                  ------------
FOODS (0.9%)
ConAgra, Inc.:
 7.5%, 2005 ................................         425,000           444,131
 8.25%, 2030 ...............................         425,000           462,399
                                                                  ------------
                                                                       906,530
                                                                  ------------
HOSPITAL SUPPLIES & SERVICES (0.5%)
Affymetrix, Inc.
 5.0% Conv., 2006 ..........................         130,000           177,125
Human Genome Sciences, Inc.
 5.5% Conv., 2006 ..........................          55,000           295,419
                                                                  ------------
                                                                       472,544
                                                                  ------------
MEDIA & CABLE (1.0%)
Cox Communications, Inc.
 7.75%, 2010 ...............................         240,000           249,240
Time Warner Entertainment Co.:
 8.375%, 2023 ..............................         295,000           319,461
 8.375%, 2033 ..............................         430,000           466,637
                                                                  ------------
                                                                     1,035,338
                                                                  ------------
TOTAL CONSUMER NONCYCLICALS (2.6%) .........                         2,572,646
                                                                  ------------
CREDIT SENSITIVE
ASSET BACKED (1.3%)
Citibank Credit Card Issuance Trust
 6.875%, 2009 ..............................       1,250,000         1,319,258
                                                                  ------------
BANKS (1.5%)
Barclays Bank PLC
 8.55%, 2049 ...............................         400,000           419,350
St. George Bank Ltd.
 7.15%, 2005 ...............................       1,025,000         1,043,696
                                                                  ------------
                                                                     1,463,046
                                                                  ------------
FOREIGN GOVERNMENT (0.3%)
Quebec Province
 7.5%, 2029 ................................         300,000           320,160
                                                                  ------------
FINANCIAL SERVICES (2.3%)
Associates Corp. of North America
 5.75%, 2003 ...............................         550,000           542,570



                                     SAI-45

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2000 (Continued)
-----------------------------------------------------------------------------
                                               PRINCIPAL           VALUE
                                                 AMOUNT           (NOTE 3)
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc.
 7.8%, 2010 .............................    $    350,000      $    368,066
Household Finance Corp.
 6.5%, 2008 .............................         300,000           287,283
Lehman Brothers Holdings, Inc.
 7.875%, 2010 ...........................         485,000           501,514
Morgan Stanley Dean Witter & Co.
 5.625%, 2004 ...........................         625,000           613,294
                                                               ------------
                                                                  2,312,727
                                                               ------------
MORTGAGE RELATED (11.3%)
Federal National Mortgage Association:
 7.0%, 2014 .............................       1,476,284         1,491,308
 7.0%, 2015 .............................       1,073,194         1,084,116
 6.0%, 2029 .............................       1,560,986         1,510,043
 6.5%, 2030 .............................       1,255,088         1,237,269
 7.0%, 2030 .............................       2,273,729         2,276,357
Government National Mortgage Association:
 6.5%, 2029 .............................       1,664,269         1,646,362
 7.5%, 2030 .............................       2,028,965         2,062,295
                                                               ------------
                                                                 11,307,750
                                                               ------------
UTILITY -- ELECTRIC (0.7%)
AES Corp.
 4.5% Conv., 2005 .......................          85,000           178,288
Cilcorp, Inc.
 9.375%, 2029 ...........................         310,000           341,960
TXU Corp.
 6.375%, 2008 ...........................         160,000           151,488
                                                               ------------
                                                                    671,736
                                                               ------------
UTILITY -- GAS (0.2%)
KeySpan Corporation
 7.25%, 2005 ............................         235,000           244,281
                                                               ------------
U.S. GOVERNMENT AGENCIES (8.7%)
Federal Home Loan Mortgage Corp.
 6.875%, 2010 ...........................         910,000           970,160
Federal National Mortgage Association:
 6.75%, 2002 ............................       2,190,000         2,227,917
 6.0%, 2005 .............................       4,190,000         4,233,470
 6.625%, 2007 ...........................       1,200,000         1,251,653
                                                               ------------
                                                                  8,683,200
                                                               ------------
U.S. GOVERNMENT (11.1%)
U.S. Treasury Bonds:
 S.T.R.I.P.S.
 Zero Coupon, 2011 ......................       1,040,000           589,981
 S.T.R.I.P.S.
 Zero Coupon, 2012 ......................       1,025,000           566,774


                                     SAI-46

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2000 (Continued)
----------------------------------------------------------------------------
                                              PRINCIPAL           VALUE
                                                AMOUNT           (NOTE 3)
----------------------------------------------------------------------------
 12.0%, 2013 ...........................    $    725,000      $  1,023,495
 8.125%, 2019 ..........................       2,365,000         3,056,937
U.S. Treasury Notes:
 5.75%, 2003 ...........................       3,060,000         3,105,422
 5.75%, 2005 ...........................         810,000           836,356
 5.875%, 2005 ..........................       1,415,000         1,463,000
 5.75%, 2010 ...........................         365,000           382,537
                                                              ------------
                                                                11,024,502
                                                              ------------
TOTAL CREDIT SENSITIVE (37.4%) .........                        37,346,660
                                                              ------------
ENERGY
RAILROADS (0.1%)
Union Pacific Corp.
 6.625%, 2029 ..........................         150,000           134,511
                                                              ------------
TOTAL ENERGY (0.1%) ....................                           134,511
                                                              ------------
TECHNOLOGY
ELECTRONICS (3.9%)
Advanced Energy Industries
 5.25% Conv., 2006 .....................         115,000            95,306
BEA Systems, Inc.
 4.0% Conv., 2006 ......................          70,000           145,469
Burr-Brown Corp.
 4.25% Conv., 2007 .....................         110,000           148,500
Checkfree Holdings Corp.
 6.5% Conv., 2006 ......................          85,000            76,500
Comverse Technology, Inc.
 4.5% Conv., 2005 ......................         125,000           633,438
Conexant Systems, Inc.
 4.25% Conv., 2006 .....................          95,000            82,472
Critical Path, Inc.
 5.75% Conv., 2005 .....................         220,000           146,300
Cypress Semiconductor Corp.
 4.0% Conv., 2005 ......................         190,000           146,419
Efficient Networks, Inc.
 5.0% Conv., 2005 ......................         270,000           137,025
HNC Software, Inc.
 4.75% Conv., 2003 .....................          75,000           223,125
i2 Technologies, Inc.
 5.25% Conv., 2006 .....................          90,000           145,350
Juniper Networks, Inc.
 4.75% Conv., 2007 .....................         110,000           112,338
LSI Logic Corp.
 4.25% Conv., 2004 .....................          25,000            31,438
Lattice Semiconductor Co.
 4.75% Conv., 2006 .....................         125,000           135,313
Mercury Interactive Corp.
 4.75% Conv., 2007 .....................         190,000           197,719


                                     SAI-47

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 2000 (Continued)
--------------------------------------------------------------------------------
                                                    PRINCIPAL          VALUE
                                                     AMOUNT          (NOTE 3)
--------------------------------------------------------------------------------
NVIDIA Corporation
 4.75% Conv., 2007 ...........................    $    60,000      $     37,725
ONI Systems Corp.
 5.0% Conv., 2005 ............................        150,000           101,063
RF Micro Devices
 3.75% Conv., 2005 ...........................         65,000            55,088
Rational Software Corp.
 5.0% Conv., 2007 ............................        285,000           368,363
Sanmina Corp.
 4.25% Conv., 2004 ...........................        135,000           247,725
Siebel Systems, Inc.
 5.5% Conv., 2006 ............................         60,000           180,638
STMicroelectronics N.V.
 Zero Coupon Conv., 2009 .....................        145,000           175,813
TranSwitch Corp.
 4.5% Conv., 2005 ............................        150,000           130,875
TriQuint Semiconductor, Inc.
 4.0% Conv., 2007 ............................         75,000            65,531
Vitesse Semiconductor Corp.
 4.0% Conv., 2005 ............................         45,000            35,916
                                                                   ------------
                                                                      3,855,449
                                                                   ------------
OFFICE EQUIPMENT SERVICES (0.1%)
Aether Systems, Inc.
 6.0% Conv., 2005 ............................        130,000            74,750
                                                                   ------------
TELECOMMUNICATIONS (1.1%)
British Telecommunications PLC
 8.625%, 2030 ................................        235,000           235,302
Nextel Communications, Inc.
 4.75% Conv., 2007 ...........................        170,000           203,575
Qwest Capital Funding, Inc.
 7.9%, 2010 ..................................        430,000           441,087
Telefonica Europe BV
 7.75%, 2010 .................................        240,000           242,957
                                                                   ------------
                                                                      1,122,921
                                                                   ------------
TOTAL TECHNOLOGY (5.1%) ......................                        5,053,120
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES (46.8%)
 (Amoritzed Cost $45,099,998).................                       46,720,849
                                                                   ------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 17,541 units at
 $320.30 each (5.7%)..........................                        5,618,163
                                                                   ------------
TOTAL INVESTMENTS (97.9%)
 (Cost/Amoritzed Cost $93,965,421)............                       97,668,432
OTHER ASSETS LESS LIABILITIES (2.1%) .........                        2,115,673
                                                                   ------------
NET ASSETS (100.0%) ..........................                     $ 99,784,105
                                                                   ============




                                     SAI-48

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2000 (Concluded)
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION

                                            %
                                      OF INVESTMENTS
                                     ---------------
United States** ..................         88.1%
United Kingdom ...................          3.3
Japan ............................          2.5
Other European Countries .........          1.5
France ...........................          1.3
Australia ........................          1.1
Netherlands ......................          0.7
Southeast Asia ...................          0.7
Canada ...........................          0.5
Scandinavia ......................          0.2
Mexico ...........................          0.1
                                          -----
                                          100.0%
                                          =====



 * Non-income producing.

** Includes short term investments.

See Notes to Financial Statements.







                                     SAI-49

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Assets and Liabilities
DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------
                                                                                     ALLIANCE         ALLIANCE
                                                                    ALLIANCE       CONSERVATIVE        GROWTH
                                                                     GLOBAL          INVESTORS        INVESTORS
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of EQ Advisors Trust, at value (Note 3)
 Cost:
  Alliance Global Portfolio -- $32,486,688;
  Alliance Conservative Investors Portfolio -- $7,515,146;
  Alliance Growth Investors Portfolio -- $65,006,027 .........    $29,660,600       $7,366,655      $64,082,066
Receivable for Trust shares sold .............................        175,741           73,881          648,210
-----------------------------------------------------------------------------------------------------------------
Total assets .................................................     29,836,341        7,440,536       64,730,276
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account ......................        165,826           72,509          627,078
Accrued expenses .............................................         13,446            6,534           22,939
-----------------------------------------------------------------------------------------------------------------
Total liabilities ............................................        179,272           79,043          650,017
-----------------------------------------------------------------------------------------------------------------
NET ASSETS ...................................................    $29,657,069       $7,361,493      $64,080,259
=================================================================================================================



See Notes to Financial Statements.









                                     SAI-50

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations
YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                               ALLIANCE        ALLIANCE
                                                                               ALLIANCE      CONSERVATIVE       GROWTH
                                                                                GLOBAL         INVESTORS       INVESTORS
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends from the Trust .................................................  $      66,878     $  287,798    $   1,231,698
---------------------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Expense charges ..........................................................        (47,030)       (22,830)         (74,231)
---------------------------------------------------------------------------------------------------------------------------
Net investment income ....................................................         19,848        264,968        1,157,467
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from share transactions ....................................      3,323,623        159,032        2,616,510
Realized gain distributions from the Trust ...............................      3,610,014        174,596        4,473,741
Change in unrealized appreciation/depreciation of investments ............    (14,289,455)      (339,616)     (12,992,284)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments ..........................     (7,355,818)        (5,988)      (5,902,033)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO OPERATIONS .........  $  (7,335,970)    $  258,980    $  (4,744,566)
===========================================================================================================================



See Notes to Financial Statements.















                                     SAI-51

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
-----------------------------------------------------------------------------
                                                        ALLIANCE
                                                         GLOBAL
                                            ---------------------------------
                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                  2000             1999
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss) ..............  $       19,848   $      (33,544)
Net realized gain .........................       6,933,637        8,400,232
Change in unrealized
 appreciation/depreciation of investments       (14,289,455)       6,149,934
-----------------------------------------------------------------------------
Net increase (decrease) in net assets
 attributable to operations ...............      (7,335,970)      14,516,622
-----------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS
 AND ADMINISTRATIVE FEES:
Contributions .............................      10,625,304       12,985,246
Withdrawals ...............................     (18,163,663)     (28,825,806)
Administrative fees .......................        (428,163)        (399,019)
-----------------------------------------------------------------------------
Net decrease in net assets attributable to
 contributions, withdrawals and
 administrative fees ......................      (7,966,522)     (16,239,579)
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS .........     (15,302,492)      (1,722,957)
NET ASSETS -- BEGINNING OF YEAR ...........      44,959,561       46,682,518
-----------------------------------------------------------------------------
NET ASSETS -- END OF YEAR .................  $   29,657,069   $   44,959,561
=============================================================================


-------------------------------------------------------------------------------------------------------------
                                                       ALLIANCE                         ALLIANCE
                                                     CONSERVATIVE                        GROWTH
                                                       INVESTORS                        INVESTORS
                                            ------------------------------- ---------------------------------
                                                      YEAR ENDED                       YEAR ENDED
                                                     DECEMBER 31,                     DECEMBER 31,
                                                  2000            1999            2000             1999
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss) ..............  $     264,968   $     222,112   $    1,157,467   $    1,018,984
Net realized gain .........................        333,628         529,053        7,090,251        9,067,020
Change in unrealized
 appreciation/depreciation of investments         (339,616)        (90,653)     (12,992,284)       6,554,957
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 attributable to operations ...............        258,980         660,512       (4,744,566)      16,640,961
-------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS
 AND ADMINISTRATIVE FEES:
Contributions .............................      1,787,758       2,289,275        9,635,292       14,498,861
Withdrawals ...............................     (2,140,573)     (2,330,352)     (16,432,572)     (19,065,275)
Administrative fees .......................        (86,014)        (72,625)        (469,933)        (440,871)
-------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to
 contributions, withdrawals and
 administrative fees ......................       (438,829)       (113,702)      (7,267,213)      (5,007,285)
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS .........       (179,849)        546,810      (12,011,779)      11,633,676
NET ASSETS -- BEGINNING OF YEAR ...........      7,541,342       6,994,532       76,092,038       64,458,362
-------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR .................  $   7,361,493   $   7,541,342   $   64,080,259   $   76,092,038
=============================================================================================================



See Notes to Financial Statements.








                                     SAI-52

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Assets and Liabilities
December 31, 2000
-------------------------------------------------------------------------
                                   CALVERT                    FI SMALL/
                                   SOCIALLY     EQ EQUITY      MID CAP
                                 RESPONSIBLE    500 INDEX       VALUE
-------------------------------------------------------------------------
ASSETS:
Investments in shares of
 EQ Advisors Trust -- at
 value (Note 3)
   Cost: $   138,041...........    $122,981
           7,896,616 ..........                 $7,121,047
           1,508,001 ..........                               $1,592,016
           1,037,236 ..........
          11,648,246 ..........
           8,480,712 ..........
           3,790,429 ..........
Receivable for Trust
 shares sold ..................          --            --            --
Receivable for policy
 related transactions .........       1,157       761,082            --
-------------------------------------------------------------------------
   Total assets ...............     124,138     7,882,129     1,592,016
-------------------------------------------------------------------------
LIABILITIES:
Payable for Trust
 shares purchased .............       1,398         3,499           583
Payable for policy related
 transactions .................          --            --           910
-------------------------------------------------------------------------
   Total liabilities ..........       1,398         3,499         1,493
-------------------------------------------------------------------------
NET ASSETS ....................    $122,740    $7,878,630    $1,590,523
=========================================================================
Amount retained by
 Equitable Life in
 Separate Account 66
 (Note 1) .....................    $  1,603    $    9,000    $        7
Net Assets Attributable to
 Contractowners ...............     121,137    $7,869,630     1,590,516
-------------------------------------------------------------------------
NET ASSETS ....................    $122,740    $7,878,630    $1,590,523
=========================================================================

-------------------------------------------------------------------------------------------
                                                  MFS EMERGING
                                     MERCURY         GROWTH         MFS       T. ROWE PRICE
                                 WORLD STRATEGY    COMPANIES      RESEARCH    EQUITY INCOME
-------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of
 EQ Advisors Trust -- at
 value (Note 3)
   Cost: $   138,041...........
           7,896,616 ..........
           1,508,001 ..........
           1,037,236 ..........     $934,639
          11,648,246 ..........                   $9,661,493
           8,480,712 ..........                                 $8,080,941
           3,790,429 ..........                                                $3,932,675
Receivable for Trust
 shares sold ..................           --          49,235            --             --
Receivable for policy
 related transactions .........        3,557              --        22,983            722
-------------------------------------------------------------------------------------------
   Total assets ...............      938,196       9,710,728     8,103,924      3,933,397
-------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust
 shares purchased .............          725              --         5,185          2,343
Payable for policy related
 transactions .................           --          51,621            --             --
-------------------------------------------------------------------------------------------
   Total liabilities ..........          725          51,621         5,185          2,343
-------------------------------------------------------------------------------------------
NET ASSETS ....................     $937,471      $9,659,107    $8,098,739     $3,931,054
===========================================================================================
Amount retained by
 Equitable Life in
 Separate Account 66
 (Note 1) .....................     $  4,750      $    2,679    $       99     $      185
Net Assets Attributable to
 Contractowners ...............      932,721       9,656,428     8,098,640      3,930,869
-------------------------------------------------------------------------------------------
NET ASSETS ....................     $937,471      $9,659,107    $8,098,739     $3,931,054
===========================================================================================




See Notes to Financial Statements.




                                     SAI-53

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations
Year Ended December 31, 2000
-----------------------------------------------------------------------
                                  CALVERT                    FI SMALL/
                                  SOCIALLY     EQ EQUITY      MID CAP
                                RESPONSIBLE    500 INDEX       VALUE
-----------------------------------------------------------------------
INCOME AND EXPENSE:
Investment Income:
 (Note 2):
Dividends from the Trust......   $   5,627   $416,026      $15,201
-----------------------------------------------------------------------
EXPENSES (NOTE 4):
Expense charges ..............         471     33,117       20,000
-----------------------------------------------------------------------
Net investment income
 (loss) ......................       5,156    382,909       (4,799)
-----------------------------------------------------------------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS (NOTE 2):
Realized gain (loss) from
 share transactions ..........         162      4,108      (14,851)
Realized gain distributions
 from Trust ..................       1,816    306,307           --
-----------------------------------------------------------------------
Net realized gain (loss) .....       1,978    310,415      (14,851)
-----------------------------------------------------------------------
Change in unrealized
 appreciation/
 depreciation ................     (15,149)  (775,569)      74,957
-----------------------------------------------------------------------
Realized and unrealized
 gain (loss) on
 investments .................     (13,171)  (465,154)      60,106
-----------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS ..................   $  (8,015)  $(82,245)     $55,307
=======================================================================

----------------------------------------------------------------------------------------------
                                                  MFS EMERGING
                                    MERCURY          GROWTH           MFS        T. ROWE PRICE
                                WORLD STRATEGY     COMPANIES        RESEARCH     EQUITY INCOME
----------------------------------------------------------------------------------------------
INCOME AND EXPENSE:
Investment Income:
 (Note 2):
Dividends from the Trust......    $   25,269    $   208,553     $   66,739        $ 106,353
----------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Expense charges ..............        11,707          2,833         73,020           40,664
----------------------------------------------------------------------------------------------
Net investment income
 (loss) ......................        13,562        205,720         (6,281)          65,689
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS (NOTE 2):
Realized gain (loss) from
 share transactions ..........        10,806      1,542,232        285,426          (77,868)
Realized gain distributions
 from Trust ..................        64,474        420,341        642,927          185,718
----------------------------------------------------------------------------------------------
Net realized gain (loss) .....        75,280      1,962,573        928,353          107,850
----------------------------------------------------------------------------------------------
Change in unrealized
 appreciation/
 depreciation ................      (209,948)    (4,650,712)    (1,609,556)         199,173
----------------------------------------------------------------------------------------------
Realized and unrealized
 gain (loss) on
 investments .................      (134,668)    (2,688,139)      (681,203)         307,023
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS ..................    $ (121,106)   $(2,482,419)    $ (687,484)       $ 372,712
==============================================================================================




See Notes to Financial Statements.




                                     SAI-54

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FI SMALL/
                                                            CALVERT SOCIALLY         EQ EQUITY 500             MID CAP
                                                               RESPONSIBLE               INDEX                  VALUE
                                                      ----------------------------- --------------- ------------------------------
                                                                      SEPTEMBER 2,
                                                        YEAR ENDED      1999* TO       YEAR ENDED             YEAR ENDED
                                                       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,           DECEMBER 31,
                                                           2000           1999            2000           2000            1999
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss) ........................   $  5,156         $   --       $  382,909      $   (4,799)   $     (20,497)
Net realized gain (loss) ............................      1,978              9          310,415         (14,851)        (208,435)
Change in unrealized appreciation/depreciation
 of investments .....................................    (15,149)            90         (775,569)         74,957          224,588
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations ....................................     (8,015)            99          (82,245)         55,307           (4,344)
----------------------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and transfers .........................    131,200             --        8,508,218         567,473        1,130,117
Withdrawals and transfers ...........................     (2,040)            --         (566,768)       (809,401)      (1,641,059)
Administrative charges ..............................           (4)          --               --            (368)          (2,259)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable
 to contributions, withdrawals and transfers ........    129,156             --        7,941,450        (242,296)        (513,201)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account 66 (Note 1) .....         --          1,500           19,425          (1,694)           5,693
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS ...................    121,141          1,599        7,878,630        (188,683)        (511,852)
NET ASSETS -- BEGINNING OF PERIOD ...................      1,599             --               --       1,779,206        2,291,058
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD .........................   $122,740         $1,599       $7,878,630      $1,590,523    $   1,779,206
==================================================================================================================================



* Commencement of operations.



See Notes to Financial Statements.

                                     SAI-55

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                       MERCURY                        MFS EMERGING
                                                                   WORLD STRATEGY                   GROWTH COMPANIES
                                                            -----------------------------   ---------------------------------
                                                                     YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31,                      DECEMBER 31,
                                                                 2000            1999             2000              1999
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss) ..............................  $   13,562      $    2,873      $    205,720      $         --
Net realized gain (loss) ..................................      75,280          32,407         1,962,573           485,967
Change in unrealized appreciation/depreciation
 of investments ...........................................    (209,948)         98,166        (4,650,712)        2,540,148
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations ..........................................    (121,106)        133,446        (2,482,419)        3,026,115
-----------------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and transfers ...............................     487,908         312,753         8,398,509         6,895,067
Withdrawals and transfers .................................    (171,814)       (353,232)       (5,403,985)       (1,456,043)
Administrative charges ....................................      (1,891)           (336)         (116,897)          (31,665)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to
 contributions, withdrawals and transfers .................     314,203         (40,815)        2,877,627         5,407,359
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account 66 (Note 1) .....................          --              --                --                --
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS .........................     193,097          92,631           395,208         8,433,474
NET ASSETS -- BEGINNING OF PERIOD .........................     744,374         651,743         9,263,899           830,425
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD ...............................  $  937,471      $  744,374      $  9,659,107      $  9,263,899
=============================================================================================================================




See Notes to Financial Statements.







                                     SAI-56

--------------------------------------------------------------------------------
SEPARATES ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
                                                                        MFS                        T. ROWE PRICE
                                                                     RESEARCH                      EQUITY INCOME
                                                          ------------------------------- -------------------------------
                                                                    YEAR ENDED                      YEAR ENDED
                                                                   DECEMBER 31,                    DECEMBER 31,
                                                                2000            1999            2000            1999
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss) ............................  $     (6,281)   $    (52,209)   $     65,689    $     20,029
Net realized gain (loss) ................................       928,353         445,650         107,850         226,975
Change in unrealized appreciation/depreciation
 of investments .........................................    (1,609,556)        893,327         199,173        (193,824)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations ........................................      (687,484)      1,286,768         372,712          53,180
-------------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and transfers .............................     4,372,023       5,862,462       1,607,723       1,983,241
Withdrawals and transfers ...............................    (2,499,911)     (3,096,907)     (1,871,851)     (2,009,118)
Administrative charges ..................................       (36,315)        (19,001)         (3,552)         (2,196)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable
 to contributions, withdrawals and transfers ............     1,835,797       2,746,554        (267,680)        (28,073)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account 66 (Note 1) .........         2,773          16,227         (51,154)         61,154
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS .......................     1,151,086       4,049,549          53,878          86,261
NET ASSETS -- BEGINNING OF PERIOD .......................     6,947,653       2,898,104       3,877,176       3,790,915
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD .............................  $  8,098,739    $  6,947,653    $  3,931,054    $  3,877,176
=========================================================================================================================



See Notes to Financial Statements.








                                     SAI-57

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED)
AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements

--------------------------------------------------------------------------------

1. General

     Separate Account Nos. 3 (Pooled) (the Alliance Aggressive Equity Fund), 4 (Pooled) (the Alliance Growth Equity Fund), 10 (Pooled) (the Alliance Balanced
Fund), 51 (Pooled) and 66 (Pooled) (collectively, the Funds) of The Equitable Life Assurance Society of the United States (Equitable Life), a wholly-owned subsidiary of AXA Financial, Inc., (previously The Equitable Companies Incorporated) were established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Life. These financial statements reflect the total net assets and results of operations for Separate Account Nos. 3, 4, 10, 51 and 66. The Members Retirement Program is one of the many products participating in these Funds.

     Separate Account No. 51 consists of 11 investment options of which three are presented herein:

    o Alliance Global

    o Alliance Conservative Investors

    o Alliance Growth Investors

     Separate Account No. 66 consists of 28 investment options of which 7 are presented herein:

    o Calvert Socially Responsible

    o EQ Equity 500 Index(1)

    o FI Small/Mid Cap Value(2)

    o Mercury World Strategy(3)

    o MFS Emerging Growth Companies

    o MFS Research

    o T. Rowe Price Equity Income

    ----------
    (1) Formerly Alliance Equity Index

    (2) Formerly Warburg Pincus Small Company Value

    (3) Formerly Merrill Lynch World Strategy Alliance Growth Investors

     Separate Account No. 51 has eleven investment funds (three presented herein) which invest in Class 1A shares of corresponding portfolios of EQ Advisors Trust ("EQAT" or "Trust"). Separate Account No. 66 has twenty-eight investment funds (seven presented herein) which invest in Class 1B shares of corresponding portfolios of EQAT. Class 1A and 1B shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class 1A shares are not subject to distribution fees imposed pursuant to a distribution plan. Class 1B shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class 1B shares in respect to activities primarily intended to result in the sale of the Class 1B shares. These fees are reflected in the net asset value of the shares.



                                     SAI-58

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED)
AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

     Interests of retirement and investment plans for employees, managers and agents of Equitable Life in Separate Account Nos. 3 (Pooled) and 4 (Pooled) aggregated $55,571,635 (50.9%) and $286,412,684 (23.4%), respectively, at
December 31, 2000 and $79,363,438 (43.2%) and $365,557,809 (20.4%),
respectively, at December 31, 1999, of the net assets in these Funds.

     Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of Separate Account Nos. 3, 4 and 10 (the Equitable Funds). Alliance is a limited partnership which is majority-owned by Equitable Life and AXA Financial, Inc.

     AXA Advisors, LLC (AXA Advisors), the successor to EQ Financial Consultants, Inc., is an affiliate of Equitable Life, and a distributor and principal underwriter of the contracts and the account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     EQAT commenced operations on May 1, 1997. EQAT is an open-end, diversified management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. For periods prior to October 18, 1999, the Alliance portfolios were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.

     On October 6, 2000, Alliance Equity Index Portfolio acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The Alliance Equity Index Portfolio was renamed EQ Equity 500 Index Portfolio. The substitution was accomplished by a tax-free exchange of 263,053 Class 1B shares of EQ Equity 500 Index Portfolio (valued at $7,443,868) for the 522,855 Class 1B shares of BT Equity 500 Index Portfolio outstanding on October 6, 2000. The EQ Equity 500 Index Portfolio was not held by the account before the substitution. The aggregate net assets of the BT Equity 500 Index Portfolio of $7,443,868 were combined with those of the EQ Equity 500 Index Portfolio.

     Equitable Life, Alliance and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life, Alliance and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Funds' portfolio transactions.

     The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its distribution agreement with Equitable Life and its networking agreement with AXA Network.

     The net assets of the account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Separate Account Nos. 4 and 66 may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. The receivable for policy related transactions represents amounts receivable/payable to the General Account predominately related to policy-related transactions, premiums, surrenders and death benefits.

     The amount retained by Equitable Life in Separate Account Nos. 4 and 66 arises principally from (1) contributions from Equitable Life, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by Equitable Life are not subject to charges for expense risks.



                                     SAI-59

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED)
AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

2. Significant Accounting Policies

     Security transactions are recorded on the trade date. Amortized cost of debt securities, where applicable, are adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold. Separate Account Nos. 51 and 66 invest in shares of EQAT and are valued at the net asset value per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolios less liabilities. For Separate Account Nos. 51 and 66, realized gains and losses on investments include gains and losses on redemptions of the EQAT's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date.

     Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

     Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings.

     Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

     Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these forward contracts reflect the extent of the Funds' exposure to off-balance sheet risk. The Funds bear the market risk which arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the fund is exposed to the risk of default by the counterparty.

     At December 31, 2000, Separate Account No. 10 had no outstanding forward currency contracts to buy/sell foreign currencies.

     Equitable Life's internal short-term investment account, Separate Account No. 2A, was established to provide a more flexible and efficient vehicle to combine and invest temporary cash positions of certain eligible accounts (Participating Funds) under Equitable Life's management. Separate Account No. 2A invests in debt securities maturing in sixty days or less from the date of acquisition. At December 31, 2000, the investments held by all separate accounts in Separate Account No. 2A consist of the following:



                                     SAI-60

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED)
AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------
                                                   AMORTIZED COST         %
--------------------------------------------------------------------------------
U.S. Government Agencies,
 5.70% due 01/02/01 ...........................    $ 212,312,104        99.9
--------------------------------------------------------------------------------
Total Investments .............................      212,312,104        99.9
Other Assets Less Liabilities .................          154,556         0.1
--------------------------------------------------------------------------------
Net Assets of Separate Account No. 2A .........    $ 212,466,660       100.0%
================================================================================
Units Outstanding .............................          663,345
Unit Value ....................................    $      320.30



     Participating Funds purchase or redeem units depending on each participating account's excess cash availability or cash needs to meet its liabilities. Separate Account No. 2A is not subject to investment management fees. Short-term debt securities may also be purchased directly by the Equitable Funds.

     For 2000 and 1999, investment security transactions, excluding short-term debt securities, were as follows:





--------------------------------------------------------------------------------------------------
                                         PURCHASES                            SALES
                            ----------------------------------- ----------------------------------
                                STOCKS AND     U.S. GOVERNMENT      STOCKS AND     U.S. GOVERNMENT
FUND                         DEBT SECURITIES     AND AGENCIES    DEBT SECURITIES    AND AGENCIES
--------------------------------------------------------------------------------------------------
Alliance Aggressive Equity:
  2000 ....................  $  187,072,785       $        --    $  244,180,349   $      --
  1999 ....................     241,091,928                --       359,200,204          --
Alliance Growth Equity:
  2000 ....................     722,297,282                --     1,032,330,838          --
  1999 ....................   1,340,597,736                --     2,209,410,520          --
Alliance Balanced:
  2000 ....................      76,250,875        92,694,965       106,064,918   105,643,326
  1999 ....................      89,523,699        65,935,492       143,448,209   82,753,815



     No activity is shown for Separate Account Nos. 51 and 66 since they trade exclusively in shares of portfolios of EQAT.

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

3. Investments

     Investment securities for the Equitable Funds are valued as follows:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

     Foreign securities not traded directly, or in American Depository Receipt
(ADR) form in the United States are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

     Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.



                                     SAI-61

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED)
AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

     Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

     Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

     Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Life's investment officers.

     Separate Account No. 2A is valued daily at amortized cost, which approximates market value. Short-term debt securities purchased directly by the Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

     The value of the investments in Separate Account Nos. 51 and 66 held in the corresponding EQAT Portfolios is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day.

4. Expenses

     Charges and fees relating to the Funds are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Plan and Trusts, these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to Equitable Life and are recorded as expenses in the accompanying Statement of Operations. The charges and fees are as follows:

     o Program Expense Charge--An expenses charge is made at an effective annual rate of 1.00% of the combined value of all investment options maintained under the contract with Equitable Life and is deducted monthly.

     o Investment Management and Accounting Fees--An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the Alliance Growth Equity and Alliance Balanced Funds and an effective annual rate of 0.65% for the Alliance Aggressive Equity Fund. For the financial accounting services provided to the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds, a fee is charged daily at an effective annual rate of 0.20% of the net assets of these Funds.

     o Direct Operating and Other Expenses--In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports.

     o A record maintenance and report fee of $3.75 is deducted quarterly from each participant's aggregate account balance.

     Administrative fees paid through a liquidation of units in Separate Account Nos. 51 and 66 are shown in the Statement of Changes in Net Assets. The aggregate of all other fees are included in Expenses in the Statement of Operations.



                                     SAI-62

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED)
AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements (Concluded)
--------------------------------------------------------------------------------

     Separate Account Nos. 51 and 66 investments in EQAT shares are valued at their net asset value; investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the account and are reflected in the computation of the accumulation unit values of the contracts.

5. Taxes

     No federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life will affect such contracts. Accordingly, no provision for federal income tax is required.

6. Subsequent Event (Unaudited)

     On December 19, 2000, the Chief Investment Officer of Equitable Life with the permission of the Board of Directors, authorized the merger of Separate Account Nos. 51 and 66.

     On May 1, 2001, the Portfolios of Separate Account No. 51 will become Portfolios of Separate Account No. 66. Separate Account No. 66 will be the surviving account. The Portfolios of Separate Account No. 51 were not held by Separate Account No. 66 before the merger.







                                     SAI-63

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2000 and December 31, 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:

  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    16,251.4        $    18,599.7
    Held to maturity, at amortized cost.....................................           204.6                133.2
  Mortgage loans on real estate.............................................         3,130.8              3,270.0
  Equity real estate........................................................           975.5              1,160.2
  Policy loans..............................................................         2,476.9              2,257.3
  Other equity investments..................................................         2,392.8                671.2
  Investment in and loans to affiliates.....................................             -                1,201.8
  Other invested assets.....................................................           762.5                911.6
                                                                              -----------------    -----------------
      Total investments.....................................................        26,194.5             28,205.0
Cash and cash equivalents...................................................         2,022.1                628.0
Cash and securities segregated, at estimated fair value.....................         1,306.3                  -
Broker-dealer related receivables...........................................         1,900.3                521.3
Deferred policy acquisition costs...........................................         4,429.1              4,033.0
Intangible assets, net......................................................         3,525.8                114.5
Amounts due from reinsurers.................................................         1,989.2                881.5
Other assets................................................................         3,594.3              2,351.0
Closed Block assets.........................................................         8,659.0              8,607.3
Separate Accounts assets....................................................        51,705.9             54,453.9
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

LIABILITIES

Policyholders' account balances.............................................   $    19,866.4        $    21,351.4
Future policy benefits and other policyholders liabilities..................         4,920.4              4,777.6
Broker-dealer related payables..............................................         1,283.0                319.3
Customers related payables..................................................         1,636.9                  -
Amounts due to reinsurers...................................................           730.3                682.5
Short-term and long-term debt...............................................         1,630.1              1,407.9
Federal income taxes payable................................................         1,988.2                496.0
Other liabilities...........................................................         1,642.1              1,379.0
Closed Block liabilities....................................................         9,050.2              9,025.0
Separate Accounts liabilities...............................................        51,632.1             54,332.5
Minority interest in equity of consolidated subsidiaries....................         1,820.4                256.8
Minority interest subject to redemption rights..............................           681.1                  -
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,881.2             94,028.0
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,723.8              3,557.2
Retained earnings...........................................................         3,706.2              2,600.7
Accumulated other comprehensive income (loss)...............................            12.8               (392.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,445.3              5,767.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES

Universal life and investment-type product policy fee
  income......................................................   $    1,413.3       $     1,257.5      $     1,056.2
Premiums......................................................          579.9               558.2              588.1
Net investment income.........................................        2,173.2             2,240.9            2,228.1
Gain on sale of equity investee...............................        1,962.0                 -                  -
Investment (losses) gains, net................................         (756.0)              (96.9)             100.2
Commissions, fees and other income............................        2,731.1             2,177.9            1,503.0
Contribution from the Closed Block............................           92.7                86.4               87.1
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        8,196.2             6,224.0            5,562.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS

Interest credited to policyholders' account balances..........        1,034.3             1,078.2            1,153.0
Policyholders' benefits.......................................        1,049.3             1,038.6            1,024.7
Compensation and benefits.....................................        1,081.2             1,010.6              772.0
Commissions...................................................          779.2               549.5              478.1
Distribution plan payments....................................          476.0               346.6              266.4
Amortization of deferred sales commissions....................          219.7               163.9              108.9
Interest expense..............................................          116.3                93.0              110.7
Amortization of deferred policy acquisition costs.............          294.5               314.5              292.7
Capitalization of deferred policy acquisition costs...........         (778.1)             (709.9)            (609.1)
Writedown of deferred policy acquisition costs................            -                 131.7                -
Rent expense..................................................          146.4               113.9              100.0
Expenses related to AXA's minority interest acquisition
   of the Holding Company.....................................          493.9                 -                  -
Other operating costs and expenses............................          698.0               783.5              681.5
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        5,610.7             4,914.1            4,378.9
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        2,585.5             1,309.9            1,183.8
Federal income taxes..........................................         (958.3)             (332.0)            (353.1)
Minority interest in net income of consolidated subsidiaries..         (330.3)             (199.4)            (125.2)
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations...........................        1,296.9               778.5              705.5
Earnings from discontinued operations, net of Federal
   income taxes...............................................           58.6                28.1                2.7
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                =================  =================  =================








                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,557.2             3,110.2            3,105.8
Capital contributions.........................................        1,166.6               447.0                4.4
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,723.8             3,557.2            3,110.2
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,600.7             1,944.1            1,235.9
Net earnings..................................................        1,355.5               806.6              708.2
Dividends paid to AXA Financial...............................         (250.0)             (150.0)               -
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        3,706.2             2,600.7            1,944.1
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive (loss) income,
  beginning of year...........................................         (392.9)              355.8              516.3
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income (loss), end of year....           12.8              (392.9)             355.8
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    8,445.3       $     5,767.5      $     5,412.6
                                                                =================  =================  =================

COMPREHENSIVE INCOME

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          405.7              (776.9)            (149.5)
Minimum pension liability adjustment..........................            -                  28.2              (11.0)
                                                                -----------------  -----------------  -----------------
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $    1,761.2       $        57.9      $       547.7
                                                                =================  =================  =================























                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,034.3             1,078.2            1,153.0
  Universal life and investment-type product
    policy fee income.........................................       (1,413.3)           (1,257.5)          (1,056.2)
  Investment losses (gains)...................................          756.0                96.9             (100.2)
  Net change in broker-dealer and customer related
    receivables/payables......................................         (422.9)             (119.9)             (17.5)
  Gain on sale of equity investee.............................       (1,962.0)                -                  -
  Change in Federal income tax payable........................        2,078.4               157.4              123.1
  Change in future policy benefits............................         (850.6)               22.8               66.8
  Change in property and equipment............................         (321.0)             (256.3)             (81.8)
  Change in deferred acquisition costs........................         (476.9)             (260.7)            (314.0)
  Expenses related to AXA's acquisition
    of the Holding Company's minority interest................          493.9                 -                  -
  Purchase of segregated cash and securities, net.............         (610.4)                -                  -
  Other, net..................................................         (560.8)              (71.7)              21.6
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by operating activities..............          (54.0)              195.8              503.0
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:

  Maturities and repayments...................................        2,091.0             2,019.0            2,289.0
  Sales.......................................................        7,810.2             7,572.9           16,972.1
  Purchases...................................................       (8,895.1)          (10,737.3)         (18,578.5)
  Decrease (increase) in short-term investments...............          142.6              (178.3)             102.4
  Decrease in loans to discontinued operations................            -                   -                660.0
  Sale of equity investee.....................................        1,580.6                 -                  -
  Subsidiary acquisition .....................................       (1,480.0)                -                  -
  Other, net..................................................         (164.5)             (134.8)            (341.8)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,084.8            (1,458.5)           1,103.2
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        2,659.9             2,366.2            1,508.1
    Withdrawals and transfers to Separate Accounts............       (3,887.7)           (1,765.8)          (1,724.6)
  Net increase (decrease) in short-term financings............          225.2               378.2             (243.5)
  Repayments of long-term debt................................            -                 (41.3)             (24.5)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                   -                (87.2)
  Proceeds from newly issued Alliance Units...................        1,600.0                 -                  -
  Dividends paid to AXA Financial.............................         (250.0)             (150.0)               -
  Other, net..................................................           15.9              (142.1)             (89.5)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by financing activities..............          363.3               645.2             (661.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,394.1              (617.5)             945.0
Cash and cash equivalents, beginning of year..................          628.0             1,245.5              300.5
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,022.1       $       628.0      $     1,245.5
                                                                =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                    CONTINUED

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       97.0       $        92.2      $       130.7
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $      358.2       $       116.5      $       254.3
                                                                =================  =================  =================









































                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries provide financial planning services, distribute products and manage customer relationships. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution, an indirect wholly owned subsidiary of the Holding Company for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion ($1.48 billion in cash and 40.8 million newly issued Alliance units). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million newly issued Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.43% at December 31, 2000. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units").

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Share ("ADS") for each Holding Company share. When the tender offer expired on December 29, 2000, approximately 148.1 million shares of Common Stock had been acquired by AXA and its wholly owned subsidiary, AXA Merger Corp. On January 2, 2001, AXA Merger Corp. was merged with and into the Holding Company, resulting in the Holding Company becoming a wholly owned subsidiary of AXA.

 2)     SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control or a majority economic interest. The Company's investment in DLJ was reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "2000," "1999" and "1998" refer to the years ended December 31, 2000, 1999 and 1998, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2000 presentation.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2000 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2000 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements
        -----------------------------

        As required beginning January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended, that establishes new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. As further described and quantified in Note 13, the only free-standing derivative instruments maintained by the Company at January 1, 2001 were interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuities contracts. However, based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), these contracts cannot be designated in a qualifying hedging relationship under FAS 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified on or before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives did not have a material impact on the Company's consolidated financial position or earnings.

        In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125". SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, the recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements is not expected to have a significant impact on the Company's consolidated financial position or earnings.

        In December 2000, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts". Since Equitable Life's July 1992 demutualization occurred before December 31, 2000, SOP 00-3 should be applied retroactively through restatement or reclassification, as appropriate, of all previously issued financial statements no later than the end of the fiscal year that begins after December 15, 2000. However, if implementation is impracticable because the demutualization occurred many years prior to January 1, 2001 no retroactive restatement is required. The Company has determined it is not practicable to produce an actuarial calculation as of the July 1992 demutualization date. Therefore, SOP 00-3 will be adopted prospectively as of January 1, 2001 with no financial impact associated with its initial implementation. However, future earnings will be affected to the extent actual Closed Block earnings exceed those assumed at January 1, 2001. Additionally, the presentation of all previously issued financial statements will be revised to include Closed Block assets and liabilities on a line-by-line basis as required by SOP 00-3.

        In December 1999, the staff of the Securities and Exchange Commission (the "SEC") issued Staff Accounting Bulletin ("SAB") No. 101, "Revenue Recognition in Financial Statements," which was effective fourth quarter 2000. SAB No. 101 addresses revenue recognition issues; its implementation did not have a material impact on the Company's consolidated financial position or earnings.

        Investments
        -----------

        Fixed maturities identified as available for sale are reported at estimated fair value. Those fixed maturities which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control or a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net
        and Unrealized Investment Gains (Losses)
        ------------------------------------------------------

        Net investment income and realized investment gains (losses) related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Net investment income and investment gains (losses), net related to investment assets are collectively referred to as "investment results."

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2000, the expected investment yield, excluding policy loans, was 7.6% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in-force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.15% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $120.3 million and $948.4 million at December 31, 2000 and 1999, respectively. At December 31, 2000, $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement (see Note 14). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        56.1       $      150.7       $      140.1
        Incurred benefits related to prior years...........           15.0               64.7               84.2
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        71.1       $      215.4       $      224.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        14.8       $       28.9       $       17.0
        Benefits paid related to prior years...............          106.0              189.8              155.4
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       120.8       $      218.7       $      172.4
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2000, participating policies, including those in the Closed Block, represent approximately 20.8% ($41.1 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts
        -----------------

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 2000, 1999 and 1998, investment results of such Separate Accounts were $8,051.7 million, $6,045.5 million and $4,591.0 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the SEC, securities with a fair value of $1.31 billion have been segregated in a special reserve bank custody account for the exclusive benefit of customers under Rule 15c-3-3 at December 31, 2000.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year period by allowing the 40.8 million Alliance Units to be sold to the Holding Company over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2000 and 1999, respectively, deferred sales commissions totaled $715.7 million and $604.7 million and are included with other assets.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:


                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

        DECEMBER 31, 2000
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    12,481.0      $       241.5       $      298.9       $    12,423.6
            Mortgage-backed....................        2,215.1               19.2                7.8             2,226.5
            U.S. Treasury, government and
              agency securities................          938.1               40.2                 .5               977.8
            States and political subdivisions..          110.4                4.5                1.0               113.9
            Foreign governments................          177.4               17.3                5.2               189.5
            Redeemable preferred stock.........          315.5               13.4                8.7               320.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    16,237.5      $       336.1       $      322.1       $    16,251.4
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       204.6      $         6.0       $         .1       $       210.5
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        22.0      $         1.7       $        4.7       $        19.0
          Trading securities...................        1,606.3                1.8               46.2             1,561.9
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $     1,628.3      $         3.5       $       50.9       $     1,580.9
                                                =================  =================   ================   =================


        December 31, 1999
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
            Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
            U.S. Treasury, government and
              agency securities................        1,194.1               18.9               23.4             1,189.6
            States and political subdivisions..          110.0                1.4                4.9               106.5
            Foreign governments................          361.8               16.2               14.8               363.2
            Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        25.5      $         1.5       $       17.8       $         9.2
          Trading securities...................            7.2                9.1                2.2                14.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                                =================  =================   ================   =================


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value having an amortized cost of $2,820.2 million and $3,322.2 million, respectively, had estimated fair values of $2,838.2 million and $3,177.7 million, respectively.

        The contractual maturity of bonds at December 31, 2000 is shown below:


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE

                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      568.2       $      568.2
        Due in years two through five..........................................       2,850.0            2,848.1
        Due in years six through ten...........................................       5,277.2            5,239.9
        Due after ten years....................................................       5,011.6            5,048.6
        Mortgage-backed securities.............................................       2,215.1            2,226.5
                                                                                ----------------   -----------------
        Total..................................................................  $   15,922.1       $   15,931.3
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $142.4 million are due from one to five years.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2000, approximately 12% of the $16,126.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2000 and 1999 were $811.9 million and $647.9 million, respectively.

        At December 31, 2000, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.3 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $92.9 million and $106.0 million at December 31, 2000 and 1999, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $8.2 million and $8.3 million in 2000, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.7 million, $9.5 million and $10.3 million in 2000, 1999 and 1998, respectively.

        Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2000                 1999
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        144.2       $        142.4
        Impaired mortgage loans without provision for losses...............             1.8                  2.2
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           146.0                144.6
        Provision for losses...............................................           (37.0)               (23.0)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        109.0       $        121.6
                                                                            ===================  ===================

        During 2000, 1999 and 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $138.8 million, $141.7 million and $161.3 million. Interest income recognized on these impaired mortgage loans totaled $10.4 million, $12.0 million and $12.3 million ($.5 million, $.0 million and $.9 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2000 and 1999, the carrying value of equity real estate held for sale amounted to $526.3 million and $382.2 million, respectively. For 2000, 1999 and 1998, respectively, real estate of $.3 million, $20.5 million and $7.1 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned $322.3 million and $443.9 million, respectively, of real estate acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $208.8 million and $251.6 million at December 31, 2000 and 1999, respectively. Depreciation expense on real estate totaled $21.7 million, $21.8 million and $30.5 million for 2000, 1999 and 1998, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $       148.6       $      230.6       $      384.5
        Additions charged to income........................           53.7               68.2               86.2
        Deductions for writedowns and
          asset dispositions...............................         (102.4)            (150.2)            (240.1)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        41.4       $       27.5       $       34.3
          Equity real estate...............................           58.5              121.1              196.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for unconsolidated real estate joint ventures (14 individual ventures at both December 31, 2000 and 1999) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       730.1      $       861.1
        Investments in securities, generally at estimated fair value...........          226.6              262.0
        Cash and cash equivalents..............................................           43.9               68.4
        Other assets...........................................................           65.5              232.5
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       249.9      $       354.2
        Borrowed funds - AXA Financial.........................................           12.9               28.9
        Other liabilities......................................................           26.3              191.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          289.1              574.3
                                                                                ----------------   -----------------

        Partners' capital......................................................          777.0              849.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       272.3      $       298.5
        Equity in limited partnership interests not included above and other...          720.7              542.1
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       993.0      $       840.6
                                                                                ================   =================




                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       187.1       $      180.5       $      246.1
        Revenues of other limited partnership interests....           16.5               85.0              128.9
        Interest expense - third party.....................          (32.5)             (26.6)             (33.3)
        Interest expense - AXA Financial...................           (2.0)              (2.5)              (2.6)
        Other expenses.....................................         (126.4)            (133.0)            (197.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $        42.7       $      103.4       $      142.1
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        17.7       $        9.4       $       44.4
        Equity in net earnings of limited partnership
          interests not included above.....................          216.3               77.1               37.9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       234.0       $       86.5       $       82.3
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,439.2       $    1,499.8       $    1,489.0
        Mortgage loans on real estate......................          257.3              253.4              235.4
        Equity real estate.................................          191.6              250.2              356.1
        Other equity investments...........................          129.8              165.1               83.8
        Policy loans.......................................          156.7              143.8              144.9
        Other investment income............................          199.3              161.3              185.7
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,373.9            2,473.6            2,494.9

          Investment expenses..............................         (200.7)            (232.7)            (266.8)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,173.2       $    2,240.9       $    2,228.1
                                                            =================   ================   =================

        Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (766.1)      $     (290.9)      $      (24.3)
        Mortgage loans on real estate......................          (15.1)              (3.3)             (10.9)
        Equity real estate.................................            4.8               (2.4)              74.5
        Other equity investments...........................          (22.6)              88.1               29.9
        Sale of subsidiaries...............................            -                  -                 (2.6)
        Issuance and sales of Alliance Units...............            3.9                5.5               19.8
        Issuance and sales of DLJ common stock.............           38.8              106.0               18.2
        Other..............................................             .3                 .1               (4.4)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (756.0)      $      (96.9)      $      100.2
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $607.8 million, $223.2 million and $101.6 million for 2000, 1999 and 1998, respectively, including $472.2 million in fourth quarter 2000.

        For 2000, 1999 and 1998, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,361.5 million, $7,138.6 million and $15,961.0 million. Gross gains of $78.7 million, $74.7 million and $149.3 million and gross losses of $215.4 million, $214.3 million and $95.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2000, 1999 and 1998 amounted to $789.1 million, $(1,313.8) million and $(331.7) million, respectively.

        On November 3, 2000, the Company sold its interest in DLJ to Credit Suisse Group ("CSG"). The Company received $1.05 billion in cash and $2.19 billion (or 11.4 million shares) in CSG common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares have been designated as trading account securities. The remaining
        8.2 million shares held by the Company had a carrying value of $1.56 billion at December 31, 2000 and were sold in January 2001. Net investment income for 2000 included holding losses of $43.2 million on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2000 and 1999, respectively, net unrealized holding (losses) gains of $(44.4) million and $6.9 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1,561.9 million and $14.1 million and costs of $1,606.3 million and $7.2 million at December 31, 2000 and 1999, respectively.

        For 2000, 1999 and 1998, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $110.6 million, $131.5 million and $136.9 million, respectively.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years including Closed Block and Discontinued Operations on a line-by-line basis, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $      (392.8)      $      384.1       $      533.6
        Changes in unrealized investment (losses) gains....          979.7           (1,821.3)            (168.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts
            and other......................................          (18.3)              25.0               (5.4)
            DAC............................................         (262.1)             493.1              (28.8)
            Deferred Federal income taxes..................         (293.6)             526.3               53.4
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $        65.9       $     (904.6)      $      766.0
            Other equity investments.......................           (2.3)             (22.2)              86.5
            Other..........................................           (1.2)               9.4               51.6
                                                            -----------------   ----------------   -----------------
              Total........................................           62.4             (917.4)             904.1
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts
              and other....................................          (15.3)               3.0              (22.0)
              DAC..........................................          (28.3)             233.8             (259.3)
              Deferred Federal income taxes................           (5.9)             287.8             (238.7)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments...........  $        12.9       $     (392.8)      $      384.1
        Minimum pension liability..........................            (.1)               (.1)             (28.3)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other

          Comprehensive Income (Loss)......................  $        12.8       $     (392.9)      $      355.8
                                                            =================   ================   =================

        The components of other comprehensive income (loss) for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period.....................................  $       191.0       $    (1,625.6)     $     (112.4)
          Losses (gains) reclassified into net earnings
            during the period..............................          788.7              (195.7)            (56.3)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......          979.7            (1,821.3)           (168.7)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (574.0)            1,044.4              19.2
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses), net of
            adjustments....................................          405.7              (776.9)           (149.5)
        Change in minimum pension liability................            -                  28.2             (11.0)
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income (Loss)............  $       405.7       $      (748.7)     $     (160.5)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,373.5 and $4,144.8)...........................................  $    4,408.0         $    4,014.0
        Mortgage loans on real estate........................................       1,581.8              1,704.2
        Policy loans.........................................................       1,557.7              1,593.9
        Cash and other invested assets.......................................         174.7                194.4
        Deferred policy acquisitions costs...................................         699.7                895.5
        Other assets.........................................................         237.1                205.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,659.0         $    8,607.3
                                                                              =================    =================

        Future policy benefits and policyholders' account balances...........  $    9,026.4         $    9,011.7
        Other liabilities....................................................          23.8                 13.3
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,050.2         $    9,025.0
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Premiums and other revenue.........................  $       594.7       $      619.1       $      661.7
        Investment income (net of investment
          expenses of $8.1, $15.8 and $15.5)...............          578.7              574.2              569.7
        Investment (losses) gains, net.....................          (35.8)             (11.3)                .5
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,137.6            1,182.0            1,231.9
                                                            -----------------   ----------------   -----------------

        Policyholders' benefits and dividends..............        1,025.2            1,024.7            1,082.0
        Other operating costs and expenses.................           19.7               70.9               62.8
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,044.9            1,095.6            1,144.8
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        92.7       $       86.4       $       87.1
                                                            =================   ================   =================

        Impaired mortgage loans along with the related provision for losses follows:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with provision for losses......................  $        26.7      $        26.8
        Impaired mortgage loans without provision for losses...................            4.0                4.5
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           30.7               31.3
        Provision for losses...................................................           (8.7)              (4.1)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        22.0      $        27.2
                                                                                ================   =================

        During 2000, 1999 and 1998, the Closed Block's average recorded investment in impaired mortgage loans was $31.0 million, $37.0 million and $85.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.0 million, $3.3 million and $4.7 million ($.1 million, $.3 million and $1.5 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        Valuation allowances amounted to $9.1 million and $4.6 million on mortgage loans on real estate and $17.2 million and $24.7 million on equity real estate at December 31, 2000 and 1999, respectively. Writedowns of fixed maturities amounted to $27.7 million and 3.3 million for 2000 and 1999, respectively, including $20.0 million in fourth quarter 2000.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Mortgage loans on real estate........................................  $      330.9         $      454.6
        Equity real estate...................................................         350.9                426.6
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $321.5 and $85.3)...............................         336.5                 85.5
        Other equity investments.............................................          43.1                 55.8
        Other invested assets................................................           1.9                  1.6
                                                                              -----------------    -----------------
          Total investments..................................................       1,063.3              1,024.1
        Cash and cash equivalents............................................          84.3                164.5
        Other assets.........................................................         148.8                213.0
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================

        Policyholder liabilities.............................................  $      966.8         $      993.3
        Allowance for future losses..........................................         159.8                242.2
        Other liabilities....................................................         169.8                166.1
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $37.0, $49.3 and $63.3)..............  $       102.2       $       98.7       $      160.4
        Investment (losses) gains, net.....................           (6.6)             (13.4)              35.7
        Policy fees, premiums and other income.............             .7                 .2               (4.3)
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           96.3               85.5              191.8

        Benefits and other deductions......................          106.9              104.8              141.5
        (Losses charged) earnings credited to allowance
          for future losses................................          (10.6)             (19.3)              50.3
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................           90.2               43.3                4.2
        Federal income tax expense.........................          (31.6)             (15.2)              (1.5)
                                                            -----------------   ----------------   -----------------
        Earnings from
          Discontinued Operations..........................  $        58.6       $       28.1       $        2.7
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Benefits and other deductions included $26.6 million of interest expense related to amounts borrowed from continuing operations in 1998.

        Valuation allowances of $2.9 million and $1.9 million on mortgage loans on real estate and $11.4 million and $54.8 million on equity real estate were held at December 31, 2000 and 1999, respectively. During 2000, 1999 and 1998, other discontinued operations' average recorded investment in impaired mortgage loans was $11.3 million, $13.8 million and $73.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million, $1.7 million and $4.7 million ($.5 million, $.0 million and $3.4 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        At December 31, 2000 and 1999, Discontinued Operations had real estate acquired in satisfaction of debt with carrying values of $4.5 million and $24.1 million, respectively.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        Short-term debt......................................................  $      782.2         $      557.0
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95% due 2005......................................         399.6                399.5
          Surplus notes, 7.70% due 2015......................................         199.7                199.7
          Other..............................................................            .3                   .4
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.6
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017.....................         248.3                251.3
                                                                              -----------------    -----------------
        Total long-term debt.................................................         847.9                850.9
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,630.1         $    1,407.9
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5-year bank credit facility and a $350.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 6.93% to 6.97%. No amounts were outstanding under these credit facilities at December 31, 2000.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facilities. At December 31, 2000, there were no amounts outstanding under this program.

        Alliance has a $425.0 million five-year revolving credit facility and a $200.0 million three-year revolving credit facility with a group of commercial banks. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. Under the facilities, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. In October 2000, Alliance entered into a $250.0 million two-year revolving credit facility using terms substantially similar to the $425.0 million and $200.0 million revolving credit facilities. The revolving credit facilities will be used to provide backup liquidity for Alliance's commercial program, to fund commission payments to financial intermediaries for the sale of certain mutual funds and for general working capital purposes. The revolving credit facilities contain covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 2000, Alliance had commercial paper outstanding totaling $396.9 million at an effective interest rate of 6.7%; and $284.0 million at an effective interest rate of 7.0% in borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support. At December 31, 2000, $98.2 million was outstanding under the ECN program with an effective interest rate of 6.8%.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000, the Company is in compliance with all debt covenants.

        At December 31, 2000 and 1999, respectively, the Company has pledged real estate of $298.8 million and $323.6 million as collateral for certain long-term debt.

        At December 31, 2000, aggregate maturities of the long-term debt based on required principal payments at maturity is $248.6 million for 2001, $400.0 million for 2005 and $200.0 million for 2006 and thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense:
          Current..........................................  $       820.6       $      174.0       $      283.3
          Deferred.........................................          137.7              158.0               69.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       904.9       $      458.4       $      414.3
        Minority interest..................................         (117.9)             (47.8)             (33.2)
        Non deductible stock option compensation
          expense..........................................           34.4                -                  -
        Subsidiary gains...................................          161.4              (37.1)              (6.4)
        Adjustment of tax audit reserves...................           17.9               27.8               16.0
        Equity in unconsolidated subsidiaries..............          (48.7)             (64.0)             (39.3)
        Other..............................................            6.3               (5.3)               1.7
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2000                  DECEMBER 31, 1999
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $       79.7      $        -        $      37.7
        Other..................................          4.9               -                 -               20.6
        DAC, reserves and reinsurance..........          -               733.0               -              329.7
        Investments............................          -               229.2             115.1              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       4.9      $    1,041.9      $      115.1      $     388.0
                                                ===============  ================  ===============   ===============

        At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       403.3       $       83.2       $       (7.7)
        Investments........................................         (140.7)               3.2               46.8
        Compensation and related benefits..................          (96.4)              21.0               28.6
        Other..............................................          (28.5)              50.6                2.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense..........................................  $       137.7       $      158.0       $       69.8
                                                            =================   ================   =================

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       508.6       $      420.6       $      438.8
        Reinsurance assumed................................          194.2              206.7              203.6
        Reinsurance ceded..................................         (122.9)             (69.1)             (54.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       579.9       $      558.2       $      588.1
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        92.1       $       69.7       $       75.7
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       202.6       $       99.6       $       85.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        46.5       $       38.5       $       39.5
                                                            =================   ================   =================

        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2000 and 1999, respectively, reinsurance recoverables related to insurance contracts outside of the Closed Block amounting to $1,989.2 million and $881.5 million are included in the consolidated balance sheets in other assets and reinsurance payables related to insurance contracts outside of the Closed Block amounting to $730.3 million and $682.5 million are included in other liabilities.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $487.7 million and $510.5 million at December 31, 2000 and 1999, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit for the qualified and non-qualified plans follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        29.5       $       36.7       $       33.2
        Interest cost on projected benefit obligations.....          124.2              131.6              129.2
        Actual return on assets............................         (223.2)            (189.8)            (175.6)
        Net amortization and deferrals.....................            (.6)               7.5                6.1
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Credit........................  $       (70.1)      $      (14.0)      $       (7.1)
                                                            =================   ================   =================

        The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,659.6       $    1,933.4
        Service cost...........................................................          29.5               36.7
        Interest cost..........................................................         124.2              131.6
        Actuarial losses (gains)...............................................           6.5              (53.3)
        Benefits paid..........................................................        (110.0)            (123.1)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................       1,709.8            1,925.3
        Transfer of Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -               (265.7)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,709.8       $    1,659.6
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,341.6       $    2,083.1
        Actual return on plan assets...........................................        (107.7)             369.0
        Contributions..........................................................           -                   .1
        Benefits paid and fees.................................................        (114.6)            (108.5)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,119.3            2,343.7
        Projected benefit obligations..........................................       1,709.8            1,925.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         409.5              418.4
        Unrecognized prior service cost........................................           1.2               (5.2)
        Unrecognized net gain (loss) from past experience different
          from that assumed....................................................          61.2             (197.3)
        Unrecognized net asset at transition...................................          (1.9)               (.1)
                                                                                                   -----------------
                                                                                ----------------
        Subtotal before transfer...............................................         470.0              215.8
        Transfer of Accrued Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -                184.3
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      470.0       $      400.1
                                                                                ================   =================

        The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $483.5 million and $412.2 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $12.2 million at December 31, 2000 and 1999, respectively.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.75% and 7.19%, respectively, at December 31, 2000 and 8.0% and 6.38%, respectively, at December 31, 1999. As of January 1, 2000 and 1999, the expected long-term rate of return on assets for the retirement plan was 10.5% and 10.0%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $.1 million and $28.3 million, net of Federal income taxes, at December 31, 2000, 1999 and 1998, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $333.5 million and $42.1 million, respectively, at December 31, 2000 and $325.7 million and $36.3 million, respectively, at December 31, 1999.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $28.7 million, $30.2 million and $31.8 million for 2000, 1999 and 1998, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 2000, 1999 and 1998, the Company made estimated postretirement benefits payments of $.9 million, $29.5 million and $28.4 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $         -         $        4.7       $        4.6
        Interest cost on accumulated postretirement
          benefits obligation..............................             .7               34.4               33.6
        Unrecognized prior service costs...................            -                 (7.0)               -
        Net amortization and deferrals.....................            (.2)               8.4                 .5
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $          .5       $       40.5       $       38.7
                                                            =================   ================   =================


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $       17.8       $      490.4
        Service cost...........................................................           -                  4.7
        Interest cost..........................................................            .5               34.4
        Contributions and benefits paid........................................           (.9)             (29.5)
        Actuarial gains........................................................           -                (29.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............          17.4              471.0
        Unrecognized prior service cost........................................           -                 26.9
        Unrecognized net gain from past experience different
          from that assumed and from changes in assumptions....................           -                (86.0)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................          17.4              411.9
        Transfer to the Holding Company........................................           -               (394.1)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $       17.4       $       17.8
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.0% in 2000, gradually declining to 4.25% in the year 2010, and in 1999 was 7.5%, gradually declining to 4.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.75% and 8.0% at December 31, 2000 and 1999, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 2000 would be increased 3.5%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.5%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 2000 would be decreased by 4.4%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. There were no swaps outstanding as of December 31, 2000. The notional amount of matched interest rate swaps outstanding at December 31, 1999 was $797.3 million. Equitable Life maintains an interest rate cap program designed to offset crediting rate increases on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 2000 of contracts purchased and sold were $6,775.0 million and $375.0 million, respectively. The net premium paid by Equitable Life on these contracts was $46.7 million and is being amortized ratably over the contract periods ranging from 1 to 3 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2000 and 1999.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2000                               1999
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,130.8     $     3,184.4     $     3,270.0     $    3,239.3
        Other limited partnership interests....         811.9             811.9             647.9            647.9
        Policy loans...........................       2,476.9           2,622.4           2,257.3          2,359.5
        Policyholders' account balances -
          investment contracts.................      11,468.6          11,643.7          12,740.4         12,800.5
        Long-term debt.........................         847.9             847.5             850.9            834.9

        Closed Block:
        ------------

        Mortgage loans on real estate..........  $    1,581.8     $     1,582.6     $     1,704.2     $    1,650.3
        Other equity investments...............          34.4              34.4              36.3             36.3
        Policy loans...........................       1,557.7           1,667.6           1,593.9          1,712.0
        SCNILC liability.......................          20.2              20.1              22.8             22.5

        Discontinued Operations:
        -----------------------
        Mortgage loans on real estate..........  $      330.9     $       347.7     $       454.6     $      467.0
        Fixed maturities.......................         336.5             336.5              85.5             85.5
        Other equity investments...............          43.1              43.1              55.8             55.8
        Guaranteed interest contracts..........          26.4              23.4              33.2             27.5
        Long-term debt.........................         101.8             101.7             101.9            101.9

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2000, these arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $9.3 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $303.1 million under existing loan or loan commitment agreements. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $14.9 million of letters of credit outstanding at December 31, 2000.

        The Holding Company has entered into continuity agreements with forty-three executives of the Company in connection with AXA's minority interest acquisition. The continuity agreements generally provide cash severance payments ranging from 1.5 times to 3 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements.

15)     LITIGATION

        Life Insurance and Annuity Sales Cases

        A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, (i) sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance; and (ii) the use of fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, compensatory and punitive damages, recession of the contracts, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements.

        Annuity Contract Case

        In October 2000, an action was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. The plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint, without prejudice to the plaintiffs to seek leave to file an amended complaint.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, which has been successful. The parties have reached a tentative agreement for the settlement of this case as a nationwide class action. In connection with the proposed settlement, the case will be dismissed in the United States District Court for the Northern District of Alabama, Southern Division and will be refiled in the United States District Court for Georgia, Atlanta Division. The final settlement requires notice to class members and is subject to court approval. The Company's management believes that the settlement of this matter will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

        Agent Health Benefits Case

        Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Briefing has been completed, but the appeal has not yet been decided.

        Prime Property Fund Case

        In January 2000, the California Supreme Court denied Equitable Life's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with Equitable Life on behalf of Prime Property Fund ("PPF"). Equitable Life serves as investment manager for PPF, an open-end, commingled real estate separate account of Equitable Life for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. In reversing the Superior Court's dismissal of the plaintiff's claims, the Court of Appeal held that a general partner who acquires a partnership obligation breaches its fiduciary duty by foreclosing on partnership assets. The case was remanded to the Superior Court for further proceedings. In August 2000, Equitable Life filed a motion for summary adjudication on plaintiff's claims, based on the purchase and subsequent foreclosure of the loan which financed the partnership's property, for punitive damages. In November 2000, the Superior Court granted Equitable Life's motion as to one of plaintiff's claims, dismissing the claim for punitive damages sought in conjunction with plaintiff's claim for breach of the covenant of good faith and fair dealing. The Superior Court denied Equitable Life's motion with respect to plaintiff's claim for punitive damages sought in conjunction with its claim for breach of fiduciary duty. In December 2000, the Superior Court granted plaintiff's motion for leave to file a supplemental complaint to add allegations relating to the post-foreclosure transfer of certain funds from the partnership to Equitable Life. The supplemental complaint alleges, among other things, that such conduct constitutes self-dealing and breach of fiduciary duty, and seeks compensatory and punitive damages based on such conduct. A jury trial previously scheduled for February 2001 tentatively has been rescheduled for May 2001.

        Alliance Reorganization Case

        In September 1999, an action was brought on behalf of a purported class of owners of limited partnership units of Alliance Holding challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, Alliance, four Alliance Holding executives and the general partner of Alliance Holding and Alliance. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding and seek payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants, except one Alliance Holding executive, filed an answer to the amended complaint denying the material allegations contained therein; in lieu of joining in the answer to the amended complaint, the Alliance Holding executive filed a motion to dismiss in September 2000. In November 2000, the remaining defendants filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. Oral argument of the motions was held in January 2001.

        Disposal of DLJ

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits have been filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. AXA Financial, DLJ and the DLJ directors are named as defendants. The complaints assert claims for breaches of fiduciary duties, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in New York challenging the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the proposed sale of DLJ (with respect to all other claims). AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, CSG, Diamond Acquisition Corp., and DLJ's directors are named as defendants. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. Defendants have until February 28, 2001 to respond to plaintiffs' complaint.

        AXA's Purchase of Holding Company Minority Interest

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of Holding Company Common Stock that it did not already own, fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery. The Holding Company, AXA, and directors and/or officers of the Holding Company are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of Holding Company Common Stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of the Holding Company. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action. In December 2000, the parties to the Delaware suits reached a tentative agreement for settlement and executed a Memorandum of Understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. The settlement, which does not involve any payment by the Holding Company, is subject to a number of conditions, including confirmatory discovery, the preparation of definitive documentation and approval by the Delaware Court of Chancery after a hearing.

        Outcome of Litigation

        Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2001 and the four successive years are $123.9 million, $110.8 million, $101.6 million, $108.5 million, $97.4 million and $896.5 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2001 and the four successive years is $5.2 million, $4.3 million, $5.1 million, $3.3 million, $2.9 million and $22.0 million thereafter.

        At December 31, 2000, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2001 and the four successive years is $95.2 million, $61.4 million, $72.9 million, $66.2 million, $59.2 million and $76.6 million thereafter.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 2000, 1999 and 1998, statutory net income (loss) totaled $1,068.6 million, $547.0 million and $384.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,226.5 million and $5,570.6 million at December 31, 2000 and 1999, respectively. In 2000 and 1999, respectively, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2000, the Insurance Group, in accordance with various government and state regulations, had $26.4 million of securities deposited with such government or state agencies.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting was previously silent and changing certain existing statutory positions. The New York Insurance Department recently adopted Regulation 172 concerning Codification, effective January 1, 2001, but did not adopt several key provisions of Codification, including deferred income taxes and the establishment of goodwill as an asset. The application of the codification rules as adopted by New York currently is estimated to have no significant effect on Equitable Life. The Insurance Group expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $     1,321.4       $      848.8       $      709.2
        Change in asset valuation reserves.................         (665.5)              (6.3)             111.8
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          655.9              842.5              821.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          259.0              (85.0)            (189.9)
          DAC..............................................          483.6              263.6              316.5
          Deferred Federal income taxes....................         (128.3)            (161.4)             (67.6)
          Valuation of investments.........................         (126.2)              23.2               83.6
          Valuation of investment subsidiary...............          (29.2)            (133.6)            (419.5)
          Limited risk reinsurance.........................            -                128.4               83.7
          Dividends paid to the Holding
            Company........................................          250.0              150.0                -
          Capital contribution.............................            -               (470.8)               -
          Postretirement benefits..........................            -                  -                 54.8
          Stock option expense related to AXA's minority
            Interest acquisition...........................         (493.9)               -                  -
          Other, net.......................................          443.7              248.2              134.7
          GAAP adjustments of Closed Block.................          (13.4)             (49.8)             (27.1)
          GAAP adjustments of discontinued
            operations.....................................           54.3               51.3              (82.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $     1,355.5       $      806.6       $      708.2
                                                            =================   ================   =================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     5,341.9       $    4,020.5       $    3,171.7
        Asset valuation reserves...........................          884.6            1,550.1            1,556.4
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        6,226.5            5,570.6            4,728.1
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,363.0)          (1,622.0)          (1,526.0)
          DAC..............................................        4,429.1            4,033.0            3,563.8
          Deferred Federal income taxes....................         (681.9)            (283.9)            (346.9)
          Valuation of investments.........................           99.7             (568.2)             626.9
          Valuation of investment subsidiary...............       (1,082.9)          (1,891.7)          (1,758.1)
          Limited risk reinsurance.........................            -                (39.6)            (168.0)
          Issuance of surplus notes........................         (539.1)            (539.1)            (539.1)
          Postretirement benefits..........................            -                  -               (262.7)
          Other, net.......................................          844.1              544.8              313.4
          GAAP adjustments of Closed Block.................          677.1              723.6              795.4
          GAAP adjustments of discontinued operations......         (164.3)            (160.0)             (14.2)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     8,445.3       $    5,767.5       $    5,412.6
                                                            =================   ================   =================

        18)       BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. AXA's acquisition of the Company's minority interest shares has resulted in a change in the measurement of the Company's reportable operating segments. Discontinued Operations, discontinued by the Company in 1991, are included in the Life Insurance segment results reported by AXA in their French GAAP financial statements. To more closely conform the Company's management reporting to that of its parent, Discontinued Operations is now reported together with continuing operations in measuring profits or losses for the Company's Insurance segment. Prior period amounts have been restated to conform to this presentation.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 37% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $153.2 million, $75.6 million and $61.8 million for 2000, 1999 and 1998, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and adjusted earnings to consolidated revenues and earnings from continuing operations before Federal income taxes as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                         2000                  1999                   1998
                                                  --------------------  -------------------   ----------------------
                                                                          (IN MILLIONS)
        Segment revenues:
        Insurance...............................   $     5,662.4         $     5,488.8                5,330.2
        Investment Services.....................         2,667.7               2,052.7                1,438.4
        Consolidation/elimination...............          (113.1)                (23.8)                  (5.7)
                                                  --------------------  -------------------   ----------------------
        Total segment revenues..................         8,217.0               7,517.7                6,762.9
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of other
           charges..............................          (798.4)               (112.6)                 136.4
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Closed Block............................        (1,044.9)             (1,095.6)              (1,144.8)
        Discontinued Operations.................           (96.3)                (85.5)                (191.8)
                                                  --------------------  -------------------   ----------------------
        Total Consolidated Revenues.............   $     8,196.2         $     6,224.0         $      5,562.7
                                                  ====================  ===================   ======================

        Pre-tax adjusted earnings:
        Insurance...............................   $     1,198.9         $       950.8         $        656.9
        Investment Services.....................           480.6                 430.2                  287.7
                                                  --------------------  -------------------   ----------------------
        Total pre-tax adjusted earnings.........         1,679.5               1,381.0                  944.6
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of
           related DAC and other charges........          (731.9)               (109.7)                 105.3
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Amortization of acquisition related
           goodwill and intangible assets.......           (34.6)                 (3.2)                  (3.4)
        Minority purchase transaction
           related expenses.....................          (493.9)                  -                      -
        Discontinued Operations.................           (90.2)                (43.3)                  (4.2)
        Pre-tax subsidiary minority interest....           337.8                 216.8                  141.5
        Non-recurring DAC adjustments...........             -                  (131.7)                   -
                                                  --------------------  -------------------   ----------------------
        Earnings from Continuing
           Operations before Federal Income
            Taxes and Minority Interest.........   $     2,585.5         $     1,309.9         $      1,183.8
                                                  ====================  ===================   ======================
        Assets:
        Insurance...............................   $    88,576.4         $    86,842.7         $     75,626.0
        Investment Services.....................        16,807.2              12,961.7               12,379.2
        Consolidation/elimination...............           (57.1)                 (8.9)                 (64.4)
                                                  --------------------  -------------------   ----------------------
        Total Assets............................   $   105,326.5         $    99,795.5         $     87,940.8
                                                  ====================  ===================   ======================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2000 and 1999 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

        2000
        Total Revenues................  $     1,622.5      $     1,684.7       $    1,728.3         $    3,160.7
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       226.6      $       256.9       $       70.5         $      742.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       221.7      $       255.4       $       70.5         $      807.9
                                       =================  =================   ==================   ==================

        1999
        Total Revenues................  $     1,489.0      $     1,615.6       $    1,512.1         $    1,607.3
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                       =================  =================   ==================   ==================


20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 2000, 1999 and 1998 would have been $1,627.3 million, $757.1 million and $678.4 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of American Depository Shares (ADSs). Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 2000, 1999 and 1998 follow:

                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------  -------------------------------
                               2000           1999         1998          2000      1999       1998
                           -------------  ------------- ------------  --------------------- ---------

        Dividend yield....        0.32%          0.31%        0.32%        7.20%     8.70%     6.50%

        Expected
          volatility......          28%            28%          28%          30%       29%       29%

        Risk-free interest
          rate............        6.24%          5.46%        5.48%        5.90%     5.70%     4.40%

        Expected life
          in years........          5              5            5           7.4         7       7.2

        Weighted average
          fair value per
          option at
          grant-date......     $11.08         $10.78        $11.32       $8.32      $3.88     $3.86

        A summary of the Holding Company and Alliance's option plans follows:

                                         HOLDING COMPANY                       ALLIANCE
                                   -----------------------------  -----------------------------------
                                                    Weighted                            Weighted
                                                     Average                            Average
                                                    Exercise                            Exercise
                                                    Price of                            Price of
                                       Shares        Options           Units            Options
                                   (In Millions)   Outstanding    (In Millions)       Outstanding
                                   -------------   -----------    -------------       -----------

        Balance as of
          January 1, 1998........       15.8          $14.53           10.6             $11.41
          Granted................        8.6          $33.13            2.8             $26.28
          Exercised..............       (2.2)         $10.59            (.9)            $ 8.91
          Forfeited..............        (.8)         $23.51            (.2)            $13.14
                                   ---------------                ----------------

        Balance as of
          December 31, 1998......       21.4          $22.00           12.3             $14.92
          Granted................        4.3          $31.70            2.0             $30.18
          Exercised..............       (2.4)         $13.26           (1.5)            $ 9.51
          Forfeited..............        (.6)         $24.29            (.3)            $17.79
                                   ---------------                ----------------

        Balance as of
          December 31, 1999......       22.7          $24.60           12.5             $17.95
          Granted................        6.5          $31.06            4.7             $50.93
          Exercised..............       (4.5)         $18.57           (1.7)            $10.90
          Forfeited..............       (1.2)         $26.15            (.1)            $26.62
                                   ---------------                ----------------

        Balance as of
          December 31, 2000......       23.5          $27.20           15.4             $17.95
                                   ===============                ================

        Information about options outstanding and exercisable at December 31, 2000 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

               Holding
               Company

        ----------------------
        $ 9.06   -$13.88             3.4               3.3            $10.58             22.7                $27.14
        $14.25   -$22.63             3.9               6.7            $20.81              -                    -
        $25.32   -$34.59            13.0               8.4            $29.76              -                    -
        $40.97   -$41.28             3.2               7.6            $41.28              -                    -
        $52.25   -$52.25              .1               9.7            $52.25              -                    -
                              -----------------                                    ------------------
        $ 9.06   -$41.28            23.5               7.3            $27.20             22.7                $27.14
                              ================= ================ ===============   ==================   ================

              Alliance

        ----------------------
        $ 6.63    -$11.13            3.6               3.6            $ 9.60              3.6                $ 9.60
        $12.44    -$26.31            5.2               7.3            $21.29              2.6                $19.85
        $27.31    -$30.94            1.9               8.9            $30.24               .4                $30.24
        $48.50    -$53.75            2.5               9.5            $48.50              -                    -
        $48.50    -$53.75            2.2              10.0            $53.75              -                    -
                              -----------------                                    ------------------
        $ 6.63    -$53.75           15.4               7.4            $28.73              6.6                $14.87
                              ================= ================ ===============   ==================   ================

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimbursed the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $16.0 million for 2000. Also in 2000, the Company paid $678.9 million of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products in 2000. The Company charged AXA Distribution's subsidiaries $395.0 million for their applicable share of operating expenses in 2000 pursuant to the Agreements for Services.

22)     PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.











                                      F-42
`

          Supplement dated May 1, 2001 to Prospectus dated May 1, 2001
    ------------------------------------------------------------------------

                          MEMBERS RETIREMENT PROGRAMS

                          funded under contracts with
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 Avenue of the Americas, New York, New York 10104
                        Toll-Free Telephone 800-223-5790


                       ----------------------------------

                           VARIABLE ANNUITY BENEFITS

                       ----------------------------------


           This Prospectus Supplement should be read and retained for future reference by Participants in the Members Retirement
                     Programs who are considering variable
                   annuity payment benefits after retirement.

                This Prospectus Supplement is not authorized for
                 distribution unless accompanied or preceded by
                    the Prospectus dated May 1, 2001 for the
                    appropriate Members Retirement Program.


------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS: ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              RETIREMENT BENEFITS

         When you become eligible to receive benefits under a Members Retirement Program, you may select one or more of the following forms of distribution, which are available in variable or fixed form. The law requires that if the value of your Account Balance is more than $5,000, you must receive a Qualified Joint and Survivor Annuity unless your Spouse consents to a different election.

         Life Annuity - annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

         Life Annuity Period Certain - an annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

         Joint and Survivor Annuity - Period Certain - an annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

How Annuity Payments are Made

         When your distribution of benefits under an annuity begins, your Units in the Funds are redeemed. Part or all of the proceeds, plus part or all of your Account Balance in the General Account Options, may be used to purchase an annuity. The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, a $350 charge will be deducted from the amount used to purchase the annuity to reimburse us for administrative expenses associated with processing the application and with issuing each month's annuity payment. Applicable premium taxes will also be deducted.

Annuity payments may be fixed or variable.

         FIXED ANNUITY PAYMENTS. Fixed annuity payments are determined from our annuity rate tables in effect at the time the first annuity payment is made. The minimum amount of the fixed payments is determined from tables in our contract with the Trustees, which show the amount of proceeds necessary to purchase each $1 of monthly annuity payments (after deduction of any applicable taxes and the annuity administrative charge). These tables are designed to determine the amounts required to pay for the annuity selected, taking into account our administrative and investment expenses and mortality and expense risks. The size of your payment will depend upon the form of annuity chosen, your age and the age of your beneficiary if you select a joint and survivor annuity.
         If our current group annuity rates for payment of proceeds would produce a larger payment, those rates will apply instead of the minimums in the contract tables. If we give any group pension client with a qualified plan a better annuity rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case. Under our contract with the Trustees, we may change the tables but not more frequently than once every five years. Fixed annuity payments will not fluctuate during the payment period.

         VARIABLE ANNUITY PAYMENTS. Variable annuity payments are funded through our Separate Account No. 4 (Pooled) (the "Fund"), through the purchase of Annuity Units. The number of Annuity Units purchased is equal to the amount of the first annuity payment divided by the Annuity Unit Value for the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of Annuity Units stays the same throughout the payment period for the variable annuity but the Annuity Unit Value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Fund, after adjustment for an assumed base rate of return of 5-3/4%, described below.

         The amounts of variable annuity payments are determined as follows:
Payments normally start as of the first day of the second calendar month following our receipt of the proper forms. The first two monthly payments are the same.

         Payments after the first two will vary according to the investment performance of the Fund. Each monthly payment will be calculated by multiplying the number of Annuity Units credited to you by the Annuity Unit Value for the first business day of the calendar month before the due date of the payment.

         The Annuity Unit Value was set at $1.1553 as of July 1, 1969, the first day that Separate Account No. 4 (Pooled) was operational. For any month after that date, it is the Annuity Unit Value for the preceding month multiplied by the change factor for the current month. The change factor gives effect to the assumed annual base rate of return of 4-3/4% and to the actual investment experience of the Fund.

         Because of the adjustment for the assumed base rate of return, the Annuity Unit Value rises and falls depending on whether the actual rate of investment return is higher or lower than 5-3/4%.

         Illustration of Changes in Annuity Payments. To show how we determine variable annuity payments from month to month, assume that the amount you applied to purchase an annuity is enough to fund an annuity with a monthly payment of $363 and that the Annuity Unit Value for the due date of the first annuity payment is $1.05. The number of annuity units credited under your certificate would be 345.71 (363 divided by 1.05 = 345.71). If the third monthly payment is due on March 1, and the Annuity Unit Value for February was $1.10, the annuity payment for March would be the number of units (345.71) times the Annuity Unit Value ($1.10), or $380.28. If the Annuity Unit Value was $1.00 on March 1, the annuity payment for April would be 345.71 times $1.00 or $345.71.

Summary of Annuity Unit Values for the Fund

         This table shows the Annuity Unit Values with an assumed based rate of return of 5 3/4%.

                First Business Day of          Annuity Unit Value
                ---------------------          ------------------
                     October 1987                   $4.3934
                     October 1988                   $3.5444
                     October 1989                   $4.8357
                     October 1990                   $3.8569
                     October 1991                   $5.4677
                     October 1992                   $5.1818
                     October 1993                   $6.3886
                     October 1994                   $6.1563
                     October 1995                   $7.4970
                     October 1996                   $8.0828
                     October 1997                  $11.0300
                     October 1998                   $7.5963
                     October 1999                   $9.8568
                     October 2000                  $10.6810

                                    THE FUND

         The Fund (Separate Account No. 4 (Pooled)) was established pursuant to the Insurance law of the State of New York in 1969. It is an investment account used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs administered by us.

         For a full description of the Fund, its investment policies, the risks of an investment in the Fund and information relating to the valuation of Fund assets, see the description of the Fund in our May 1, 2001 prospectus and the Statement of Additional Information.

                               INVESTMENT MANAGER

The Manager

         We, Equitable Life, act as Investment Manager to the Fund. As such, we have complete discretion over Fund assets and we invest and reinvest these assets in accordance with the investment policies described in our May 1, 2001 prospectus and Statement of Additional Information.

         We are a New York stock life insurance company with our Home Office at 1290 Avenue of the Americas, New York, New York 10104. Founded in 1859, we are one of the largest insurance companies in the United States. Equitable Life, our sole stockholder AXA Financial, Inc., and their subsidiaries managed assets of approximately $483.1 billion as of December 31, 2000, including third party assets of $393.6 billion.

Investment Management

         In providing investment management to the Fund, we currently use the personnel and facilities of our majority owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services. For a description of Alliance, see our May 1, 2001 Members Retirement Program prospectuses.

Fund Transactions

         The Fund is charged for securities brokers commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for the Fund are executed primarily through brokers which are selected by Alliance/Equitable Life and receive commissions paid by the Fund. For 2000, 1999 and 1998, the Fund paid $2,218,019, $5,877,438 and $4,288,187, respectively, in brokerage commissions. For a full description of our policies relating to the selection of brokers, see the description of the fund in our May 1, 2001 Statement of Additional Information.

                              FINANCIAL STATEMENTS

                  The financial statements of the Fund reflect applicable fees, charges and other expenses under the Members Retirement Programs as in effect during the periods covered, as well as the charges against the account made in accordance with the terms of all other contracts participating in the account.


Separate Account No. 4 (Pooled):                                   Page

Report of Independent Accountants - PricewaterhouseCoopers LLP        7

        Statement of Assets and Liabilities,
             December 31, 2000                                        8

        Statement of Operations for the Year Ended
             December 31, 2000                                        9

        Statement of Changes in Net Assets for the Years Ended
             December 31, 2000 and 1999                              10

        Portfolio of Investments
             December 31, 2000                                       11

        Notes to Financial Statements                                14

--------------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account No. 4 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and related statement of operations and statements of changes in net assets present fairly, in all material respects, the financial position of Separate Account No. 4 (Pooled) (The Growth Equity
Fund) of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
February 5, 2001

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES





Statement of Assets and Liabilities
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $1,116,245,191) ........................................    $1,186,681,431
 Preferred stocks -- at value (cost: $774,900) ...........................................           870,000
 Long-term debt securities -- at value (amortized cost: $7,427,784) ......................         3,493,125
 Participation in Separate Account No. 2A -- at amortized cost, which approximates market
   value, equivalent to 126,899 units at $320.30 .........................................        40,645,110
Receivable for investment securities sold ................................................         6,187,273
Dividends and interest receivable ........................................................         1,070,923
------------------------------------------------------------------------------------------------------------
Total assets .............................................................................     1,238,947,862
------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account ..................................................        17,151,785
Custodian fee payable ....................................................................            61,663
Investment management fees payable .......................................................             1,762
Accrued expenses .........................................................................           334,298
------------------------------------------------------------------------------------------------------------
Total liabilities ........................................................................        17,549,508
------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................................    $1,221,398,354
============================================================================================================
Amount retained by Equitable Life in Separate Account No. 4 ..............................    $    2,205,293
Net assets attributable to contract owners ...............................................     1,175,684,856
Net assets attributable to annuity benefits ..............................................        43,508,205
------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................................    $1,221,398,354
============================================================================================================



See Notes to Financial Statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Operations
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld of $4,734).......................    $    7,810,989
Interest .................................................................           505,514
--------------------------------------------------------------------------------------------
Total investment income ..................................................         8,316,503
--------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Investment management and accounting fees and program expense charge .....        (6,080,693)
Administrative fees ......................................................        (5,349,440)
Expense charges ..........................................................           (25,423)
Operating expenses .......................................................          (509,413)
--------------------------------------------------------------------------------------------
Total expenses ...........................................................       (11,964,969)
--------------------------------------------------------------------------------------------
Net investment loss ......................................................        (3,648,466)
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions ............        93,460,750
Change in unrealized appreciation/depreciation of investments ............      (381,915,139)
--------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments ..........................      (288,454,389)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS ....................    $ (292,102,855)
============================================================================================



See Notes to Financial Statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES





Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                        2000                  1999
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss ..........................................................     $   (3,648,466)     $     (4,223,520)
Net realized gain on investments and foreign currency transactions ...........         93,460,750           294,811,943
Change in unrealized appreciation/depreciation of investments ................       (381,915,139)          264,368,034
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations .............       (292,102,855)          554,956,457
-------------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................        297,267,595           369,385,670
Withdrawals ..................................................................       (575,963,871)       (1,245,308,651)
-------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....       (278,696,276)         (875,922,981)
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to Equitable Life's transactions .....             58,000                58,823
-------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS .......................................................       (570,741,131)         (320,907,701)
NET ASSETS -- BEGINNING OF YEAR ..............................................      1,792,139,485         2,113,047,186
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................................................     $1,221,398,354      $  1,792,139,485
=========================================================================================================================



See Notes to Financial Statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 2000
-------------------------------------------------------------------------------------------
                                                                NUMBER OF         VALUE
                                                                  SHARES        (NOTE 3)
-------------------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER CYCLICALS
AIRLINES (17.6%)
Alaska Air Group, Inc.* ....................................      500,000     $ 14,875,000
Continental Airlines, Inc. (Class B)* ......................    2,275,000      117,446,875
Delta Air Lines, Inc. ......................................      140,000        7,026,250
Northwest Airlines Corp. (Class A)* ........................    2,500,000       75,312,500
                                                                              ------------
                                                                               214,660,625
                                                                              ------------
AUTO RELATED (0.3%)
Budget Group, Inc.* ........................................    1,225,000        2,603,125
Monaco Coach Corp.* ........................................       53,500          946,281
                                                                              ------------
                                                                                 3,549,406
                                                                              ------------
FOOD SERVICES, LODGING (2.8%)
Extended Stay America, Inc.* ...............................    2,700,000       34,695,000
                                                                              ------------
LEISURE RELATED (8.4%)
Carnival Corp. .............................................      800,000       24,650,000
Mattel, Inc. ...............................................      130,000        1,877,200
Metro-Goldwyn-Mayer, Inc.* .................................      280,000        4,567,500
Park Place Entertainment Corp.* ............................    1,430,000       17,070,625
Royal Caribbean Cruises Ltd. ...............................    2,050,000       54,222,500
                                                                              ------------
                                                                               102,387,825
                                                                              ------------
RETAIL -- GENERAL (0.6%)
Family Dollar Stores, Inc. .................................      350,000        7,503,125
                                                                              ------------
TOTAL CONSUMER CYCLICALS (29.7%) ...........................                   362,795,981
                                                                              ------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (7.5%)
Affymetrix Inc.* ...........................................       20,000        1,488,750
Applera Corp. -- Applied Biosystems Group ..................      140,000       13,168,750
Health Management Associates, Inc. (Class A)* ..............    3,100,000       64,325,000
IMS Health, Inc. ...........................................      455,700       12,303,900
                                                                              ------------
                                                                                91,286,400
                                                                              ------------
MEDIA & CABLE (2.2%)
UnitedGlobalCom, Inc. (Class A)* ...........................      900,000       12,262,500
United Pan-Europe Communications (ADR) (Class A) * .........    1,400,000       14,700,000
                                                                              ------------
                                                                                26,962,500
                                                                              ------------
TOTAL CONSUMER NONCYCLICALS (9.7%) .........................                   118,248,900
                                                                              ------------
CREDIT SENSITIVE
FINANCIAL SERVICES (12.7%)
Concord EFS, Inc.* .........................................       20,000          878,750
Edwards (A.G.), Inc. .......................................      805,000       38,187,188
Legg Mason, Inc. ...........................................    2,130,000      116,085,000
                                                                              ------------
                                                                               155,150,938
                                                                              ------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 2000 (Continued)
--------------------------------------------------------------------------------
                                                   NUMBER OF          VALUE
                                                     SHARES         (NOTE 3)
--------------------------------------------------------------------------------
INSURANCE (15.0%)
ACE Ltd. ......................................    1,600,000     $   67,900,000
CNA Financial Corp.* ..........................    2,927,700        113,448,375
XL Capital Ltd. (Class A) .....................       25,000          2,184,375
                                                                 --------------
                                                                    183,532,750
                                                                 --------------
REAL ESTATE (0.4%)
Boston Properties, Inc. .......................      111,600          4,854,600
                                                                 --------------
UTILITY -- TELEPHONE (5.1%)
Telephone & Data Systems, Inc. ................      700,000         63,000,000
                                                                 --------------
TOTAL CREDIT SENSITIVE (33.2%) ................                     406,538,288
                                                                 --------------
ENERGY
OIL -- DOMESTIC (3.9%)
Dynegy, Inc. (Class A) ........................       20,000          1,121,250
Kerr-McGee Corp. ..............................      650,000         43,509,375
Phillips Petroleum Co. ........................       50,000          2,843,750
                                                                 --------------
                                                                     47,474,375
                                                                 --------------
OIL -- SUPPLIES & CONSTRUCTION (1.3%)
Stolt Comex Seaway S.A.* ......................      165,000          1,815,000
Stolt Offshore S.A. (ADR) (Class A)* ..........    1,304,600         14,024,450
                                                                 --------------
                                                                     15,839,450
                                                                 --------------
TOTAL ENERGY (5.2%) ...........................                      63,313,825
                                                                 --------------
TECHNOLOGY
ELECTRONICS (3.0%)
Flextronics International Ltd.* ...............      900,000         25,650,000
Solectron Corp.* ..............................      140,000          4,746,000
StorageNetworks, Inc.* ........................      250,000          6,203,125
                                                                 --------------
                                                                     36,599,125
                                                                 --------------
TELECOMMUNICATIONS (13.5%)
Amdocs Ltd.* ..................................      475,000         31,468,750
Global TeleSystems, Inc.* .....................    4,005,000          3,254,062
Millicom International Cellular S.A.* .........    2,100,000         48,300,000
NTL Incorporated* .............................    1,400,000         33,512,500
United States Cellular Corp.* .................      800,000         48,200,000
                                                                 --------------
                                                                    164,735,312
                                                                 --------------
TOTAL TECHNOLOGY (16.5%) ......................                     201,334,437
                                                                 --------------
DIVERSIFIED
MISCELLANEOUS (2.8%)
U.S. Industries, Inc. .........................    1,000,000          8,000,000
Viad Corp. ....................................    1,150,000         26,450,000
                                                                 --------------
TOTAL DIVERSIFIED (2.8%) ......................                      34,450,000
                                                                 --------------
TOTAL COMMON STOCKS (97.1%)
 (Cost $1,116,245,191).........................                   1,186,681,431
                                                                 --------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 2000 (Concluded)
--------------------------------------------------------------------------------------
                                                      NUMBER OF            VALUE
                                                       SHARES             (NOTE 3)
--------------------------------------------------------------------------------------
PREFERRED STOCKS:
TECHNOLOGY
TELECOMMUNICATIONS (0.1%)
Amdocs Ltd.
 6.75% Conv. ..................................          15,000       $      870,000
                                                                      --------------
TOTAL TECHNOLOGY (0.1%) .......................                              870,000
                                                                      --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $774,900)...............................                              870,000
                                                                      --------------
                                                      PRINCIPAL
                                                        AMOUNT
                                                      ---------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY
TELECOMMUNICATIONS (0.3%)
NTL, Incorporated
 7.0% Conv., 2008 .............................      $4,500,000            3,493,125
                                                                      --------------
TOTAL TECHNOLOGY (0.3%) .......................                            3,493,125
                                                                      --------------
TOTAL LONG-TERM DEBT SECURITIES (0.3%)
 (Amoritzed Cost $7,427,784)...................                            3,493,125
                                                                      --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 126,899
 units at $320.30 each (3.3%)..................                           40,645,110
                                                                      --------------
TOTAL INVESTMENTS (100.8%)
 (Cost/Amoritzed Cost $1,165,092,985)..........                       $1,231,689,666
OTHER ASSETS LESS LIABILITIES (-0.8%) .........                          (10,291,312)
                                                                      --------------
NET ASSETS (100.0%) ...........................                       $1,221,398,354
                                                                      ==============




*     Non-income producing.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
of The Equitable Life Assurance Society of the United States
Notes to Financial Statements


1.   GENERAL

     Separate Account No. 4 (Pooled) (the Growth Equity Fund) (the Fund) of The Equitable Life Assurance Society of the United States (Equitable Life), a wholly-owned subsidiary of AXA Financial, Inc., (previously The Equitable Companies Incorporated) was established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Fund are not chargeable with liabilities arising out of any other business of Equitable Life. These financial statements reflect the total net assets and results of operations for Separate Account No. 4. The American Dental Association Members Retirement Program is one of the many contract owners participating in this Fund.

     Interests of retirement and investment plans for Equitable Life employees, managers, and agents in Separate Account No. 4 aggregated $286,412,684 (23.4%), at December 31, 2000 and $365,557,809 (20.4%), at December 31,
     1999, of the net assets in the Fund.

     Equitable Life is the investment manager for the Fund. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of the Fund. Alliance is a limited partnership which is majority-owned by Equitable Life and AXA Financial, Inc.

     AXA Advisors, LLC (AXA Advisors), the successor to EQ Financial Consultants, Inc., is an affiliate of Equitable Life, and a distributor and principal underwriter of the contracts and the account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     Equitable Life, Alliance and AXA Advisors seek to obtain the best price and execution of all orders placed for the Fund considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life, Alliance and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Fund's portfolio transactions.

     The net assets of the account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Separate Account No. 4 may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. The receivable for policy related transactions represents amounts receivable/payable to the General Account predominately related to policy-related transactions, premiums, surrenders and death benefits.

     The amount retained by Equitable Life in Separate Account No. 4 arises principally from (1) contributions from Equitable Life, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amount retained by Equitable Life is not subject to charges for expense risks.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security transactions are recorded on the trade date. Amortized cost of debt securities, where applicable, are adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

     Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

--------------------------------------------------------------------------------

     Equitable Life's internal short-term investment account, Separate Account No. 2A, was established to provide a more flexible and efficient vehicle to combine and invest temporary cash positions of certain eligible accounts (Participating Funds) under Equitable Life's management. Separate Account No. 2A invests in debt securities maturing in sixty days or less from the date of acquisition. At December 31, 2000, the investments held by all separate acccounts in Separate Account No. 2A consist of the following:



     --------------------------------------------------------------------------------------
                                                               AMORTIZED COST         %
     --------------------------------------------------------------------------------------
     U.S. Government Agencies, 5.70% due 01/02/01 .........    $ 212,312,104         99.9%
     --------------------------------------------------------------------------------------
     Total Investments ....................................      212,312,104         99.9
     Other Assets Less Liabilities ........................          154,556          0.1
     --------------------------------------------------------------------------------------
     Net Assets of Separate Account No. 2A ................    $ 212,466,660        100.0%
     ======================================================================================
     Units Outstanding ....................................          663,345
     Unit Value ...........................................    $      320.30



     Participating Funds purchase or redeem units depending on each participating account's excess cash availability or cash needs to meet its liabilities. Separate Account No. 2A is not subject to investment management fees. Short-term debt securities may also be purchased directly by the Fund.

     For 2000 and 1999, investment security transactions, excluding short-term debt securities, were as follows:



     -----------------------------------------------------------------------
                                             COST OF          NET PROCEEDS
                                            PURCHASES           OF SALES
     -----------------------------------------------------------------------
        Stocks and Debt securities:
          2000 ......................    $  722,297,282     $1,032,330,838
          1999 ......................     1,340,597,736      2,209,410,520
        U.S. Government and Agencies:
          2000 ......................                --                 --
          1999 ......................                --                 --
     -----------------------------------------------------------------------



     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

3.   INVESTMENTS

     Investment securities are valued as follows:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

     Foreign securities not traded directly, or in American Depository Receipt
     (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

     United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

     Long-term publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

     Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stock are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

     Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Life's Investment officers.

--------------------------------------------------------------------------------

     Separate Account No. 2A is valued daily at amortized cost, which approximates market value. Short-term debt securities purchased directly by the Fund which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

4.   EXPENSES

     Charges and fees relating to the Fund are deducted in accordance with the terms of the various contracts which participate in the Fund and with respect to the American Dental Association Members Retirement Program as follows:

     Program Expense Charge:

     Prior to May 1, 2000 the expense charge was made on the combined value of all investment options maintained under the contract with Equitable Life at a monthly rate of 1/12 of (i) 0.645 of 1% of the first $400 million and
     (ii) 0.640 of 1% of the excess over $400 million.

     Effective May 1, 2000 an expense charge is made on the combined value of all investment options maintained under the contract with Equitable Life at a monthly rate of 1/12 of (i) 0.625 of 1% of the first $400 million and
     (ii) 0.620 of 1% of the excess over $400 million.

     A portion of the Program Expense Charge assessed by Equitable Life is made on behalf of the ADA and is equal to a monthly rate of 1/12 for (i) 0.025 of 1% of the first $400 million and (ii) 0.020 of 1% of the excess over $400 million. Currently, the ADA's portion of the Program Expense Charge was temporarily reduced to 0.015% for all asset value levels. The remainder of this charge is retained by Equitable Life.

     Investment Management and Administration Fees:

     Equitable Life receives a fee based on the value of Growth Equity Fund at a monthly rate of 1/12 of (i) 0.44 of 1% of the first $100 million and (ii)
     0.35 of 1% of the excess over $100 million of its ADA Program assets.

     Direct Operating and Other Expenses:

     In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to its operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. A record maintenance and report fee of $3 is deducted quarterly from each participant's aggregate account balance. For clients with Investment Only plans, a record maintenance fee of $1 is deducted quarterly.

     These charges and fees are paid to Equitable Life by the Fund and are recorded as expenses in the accompanying Statement of Operations.

5.   TAXES

     No federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Fund for the two years ended December 31, 2000, by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life for such years will affect such contracts. Accordingly, no federal income tax provision is required.

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits

         (a)  Financial Statements included in Part B.

         The following are included in the Statement of Additional Information:



           1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), 51 (Pooled) and 66 (Pooled) (The Alliance Aggressive Equity, Alliance Growth Equity, Alliance Balanced and Alliance Global, Alliance Conversative Investors and Alliance Growth Investors, Calvert Socially Responsible Fund, MFS Emerging Growth Companies, MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Mercury World Strategy and BT Equity 500 Index Fund): - Report of Independent Accountants - PricewaterhouseCoopers LLP


          2.  Separate Account No. 3 (Pooled):
              - Statements of Assets and Liabilities, December 31, 2000
              - Statements of Operations and Changes in Net Assets for the
                Years Ended December 31, 2000 and 1999
              - Portfolio of Investments, December 31, 2000


          3.  Separate Account No. 4 (Pooled):
              - Statement of Assets and Liabilities, December 31, 2000
              - Statement of Operations and Changes in Net Assets for the
                Years Ended December 31, 2000 and 1999
              - Portfolio of Investments, December 31, 2000

          4.  Separate Account No. 10 (Pooled):
              - Statement of Assets and Liabilities, December 31, 2000
              - Statements of Operations and Changes in Net Assets for the
                Years Ended December 31, 2000 and 1999
              - Portfolio of Investments, December 31, 2000

          5   Separate Account No. 51 (Pooled):
              - Statements of Assets and Liabilities, December 31, 2000
              - Statements of Operations and Changes in Net Assets for the Year
                Ended December 31, 2000 and 1999.

          6.  Separate Account No. 66 (Pooled):
              - Statements of Assets and Liabilities, December 31, 2000
              - Statements of Operations and Changes in Net Assets from the year Ended 2000, and from August 1, 1999 through December 31, 1999.


          7. Separate Account Nos. 3(Pooled), 4 (Pooled), 10 (Pooled), 51 (Pooled) and 66 (Pooled): - Notes to Financial Statements


          8.  The Equitable Life Assurance Society of the United States:
              - Report of Independent Accountants - PricewaterhouseCoopers LLP
              - Consolidated Balance Sheets, December 31, 2000 and 1999
              - Consolidated Statements of Earnings for the Years Ended
                December 31, 2000, 1999 and 1998
              - Consolidated Statements of Equity for the Years Ended December
                31, 2000 and 1999 and 1998
              - Consolidated Statements of Cash Flows for the Years Ended
                December 31, 2000, 1999 and 1998
              - Notes to Consolidated Financial Statements

         (b)  Exhibits.

         The following Exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-46995, filed July 22, 1992.

         2.   Not applicable.


         3.   (a)   Form of Sales Agreement between Equitable Variable Life
                    Insurance Company and The Equitable Life Assurance
                    Society of the United States for itself and on behalf of its Separate Account No. 51, incorporated by reference to Post-Effective Amendment No. 2 to Registration No.
                    33-46995 on Form N-3 of Registrant, filed March 2, 1993.

              (b) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust, (File No. 333-17217) on Form N-1A, filed August 28, 1997.

              (c) Sales Agreement dated as of January 1, 1994 by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Registration Statement No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on April 19, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated by reference to Exhibit No. 3(e) to Registration File No. 33-58950, filed on April 19, 2001.


         4.   (a)   Exhibit 6(e) (Copy of Group Annuity Contract AC 6059,
                    effective August 30, 1984, among the United States Trust
                    Company of New York and The Equitable Life Assurance
                    Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed
                    April 26, 1988.

              (b) Exhibit 6(f) (Form of Rider No. 1 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

              (c) Exhibit 6(g) (Form of Rider No. 2 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

              (d) Form of Rider No. 3 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (e) Form of Rider No. 4 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.

              (f) Form of Rider No. 5 to Group Annuity Contract No. AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(f) to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

         5.   (a)   Exhibit 7(k) (Form of Participation Agreement for the
                    standardized Profit-Sharing Plan under the Association
                    Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to
                    Registration Statement on Form S-1 of Registrant, filed
                    April l6, 1986.

              (b) Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (c) Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (d) Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (e) Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

              (f) Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

              (g) Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.


              (h) Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (i) Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (j) Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (k) Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (l) Exhibit 7(ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (m) Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (n) Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (o) Exhibit 7(ll) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (p) Exhibit 7(mm) (Form of Non-Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18,
                    1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (q) Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (r) Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.


         6.   (a)   Copy of the Restated Charter of The Equitable Life
                    Assurance Society of the United States, as amended
                    January 1, 1997, incorporated by reference to Registration
                    Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

              (b) By-Laws of The Equitable Life Assurance Society of the United States, as amended November 21, 1996, incorporated by reference to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.



         7.   Not applicable

         8.   (a)   Exhibit 11(e)(2) (Form of Association Members Retirement
                    Plan, as filed with the Internal Revenue Service on April

                    18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (b) Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (c) Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 2l, l987.

              (d) Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (e) Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (f) Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (g) Form of First Amendment to the Association Members Retirement Trust of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (h) Form of Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United
                    States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953).

          9.  (a)   Opinion and Consent of Melvin S. Altman, Esq., Vice
                    President and Associate General Counsel of The Equitable
                    Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

             (b) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

             (c) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

             (d) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

             (e) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

             (f) Opinion and Consent of Anthony A. Dreyspool, Vice President and Associate General Counsel of The
                    Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 333-26101 on Form N-4 of Registrant, filed April 29, 1997.


             (g) Opinion and Consent of Robin Wagner, Vice President and Counsel of The Equitable Life Assurance Society of the United States previously filed with this Registration Statement, File No. 333-35594, on April 26, 2000.


        10.  (a)    Consent of Melvin S. Altman (included within Exhibit
                    12(a)), incorporated by reference to Registration No.
                    33-46995 on Form N-3 of Registrant, filed April 8, 1992.

             (b) Consent of Anthony A. Dreyspool (included within Exhibit 12(b)), incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

             (c) Consent of Anthony A. Dreyspool (included within Exhibit 12(c)) incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

             (d) Consent of Anthony A. Dreyspool (included within Exhibit 12(c)) incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

             (e) Consent of Anthony A. Dreyspool (included within Exhibit 9(e)), incorporated by reference to Registration No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

             (f) Consent of Anthony A. Dreyspool (included within Exhibit 9(f) above), incorporated by reference to Registration Statement No. 333-26101 on Form N-4, filed April 29, 1997.


             (g) Consent of Robin Wagner (included within Exhibit No. 9(g) above previously filed with this Registration Statement, File No. 333-35594, on April 26, 2000.


             (h)    Consent of PricewaterhouseCoopers LLP.


             (i) Powers of Attorney, preiousely filed with this Registration Statement, File No. 333-35594, on April 26, 2000.

             (j)    Power of Attorney for Claus-Michael Dill.

         11.  Not applicable.

         12.  Not applicable.

         13.  Not applicable.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS



Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France


Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France


Claus-Michael Dill                          Director
Geveonsdriesch 9-11
50670 Cologne


Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840


Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France



Jean-Rene Fourtou                           Director
Aventis
46 quai de la Rapee
75601 Paris Cedex 12
France



Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513


John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell Jr.                      Director
UBS Warburg LLC
299 Park Ave 40th Floor
New York, NY 10171



Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt. 12-C
New York, NY 10028


W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, Ontario M5K1K2,
Canada



George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesmil
75008 Paris, France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860


Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY 11439


Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

* Stanley B. Tulin                          Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and Chief Information Officer

*Derry Bishop                               Executive Vice President and
                                            Chief Agency Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President

*Selig Ehrlich                              Senior Vice President and
                                            Chief Actuary

*Stuart L. Faust                            Senior Vice President and Deputy
                                            General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer

*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President


*Craig Junkins                              Senior Vice President


*Donald R. Kaplan                           Senior Vice President and Chief
                                            Compliance Officer and Associate
                                            General Counsel

*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Senior Vice President and
                                            General Counsel

*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.



         Separate Account Nos. 3, 4, 10, 51, and 66 of The Equitable Life Assurance Society of the United States (the "Separate Account") are separate accounts of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company") (formerly The Equitable Companies Incorporated).



         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                  DE           AXA Financial, Inc.                             The Axa Group
                  ND           Frontier Trust Company, FSB                     AXA Financial, Inc.                       100.00%
                  DE           AXA Client Solutions, LLC                       AXA Financial, Inc.                       100.00%
                  DE           AXA Distribution Holding Corporation            AXA Client Solutions, LLC                 100.00%
                  DE           AXA Advisors, LLC                               AXA Distribution Holding Corporation      100.00%
Operating         DE           AXA Network, LLC                                AXA Distribution Holding Corporation      100.00%
Operating         AL           AXA Network of Alabama, LLC                     AXA Network, LLC                          100.00%
Operating         DE           AXA Network of Connecticut, Maine               AXA Network, LLC                          100.00%
                                 and New York, LLC
Operating         MA           AXA Network Insurance Agency of                 AXA Network, LLC                          100.00%
                                 Massachusetts, LLC
Operating         NV           AXA Network of Nevada, Inc.                     AXA Network, LLC                             -
Operating         P.R.         AXA Network of Puerto Rico, Inc.                AXA Network, LLC                             -
Operating         TX           AXA Network Insurance Agency of of Texas, Inc.  AXA Network, LLC                             -
Insurance         NY           The Equitable Life Assurance Society            AXAeClient Solutions, LLC                 100.00%
                                 of the United States
Insurance         CO           The Equitable of Colorado, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           Equitable Deal Flow Fund, L.P.                  The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        DE           Equitable Managed Assets, L.P.                  Equitable Deal Flow Fund, L.P.               -
Investment        **           Real Estate Partnership Equities (various)      The Equitable Life Assurance Society         -
                                                                                 of the United States
HCO               NY           Equitable Holdings, LLC                         The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       NY           EREIM LP Associates (L.P.)                      The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        NY           EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
                               ACMC, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        PA           Wil-Gro, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           STCS, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Fox Run, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MD           FTM Corp.                                       The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           EVSA, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        CA           Equitable BJVS, Inc.                            The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Equitable Rowes Wharf, Inc.                     The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        TX           GP/EQ Southwest, Inc.                           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Operating         DE           Equitable Structured Settlement Corp.           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           ELAS Realty, Inc.                               The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       DE           Prime Property Funding II, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        FL           Sarasota Prime Hotels, LLC                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MI           ECLL, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States

                      LISTING A -- EQUITABLE HOLDINGS, LLC


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                          -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                    -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society         -
                                                                                 of the United States
Operating           DE         ELAS Securities Acquisition Corporation         Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Realty Corporation           Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Funding Corporation          Equitable Holdings, LLC                   100.00%
Operating           VT         Equitable Casualty Insurance Company *          Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM LP Corporation                            Equitable Holdings, LLC                   100.00%
Operating           NY         EREIM LP Associates (L.P.)                      EREIM LP Corporation                         -
Investment          NY         EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
Operating           DE         ECMC, LLC                                       Equitable Holdings, LLC                   100.00%
Investment          DE         Equitable Capital Private Income &              EMC, LLC                                     -
                                 Equity Partnership II, L.P.
Operating           DE         Alliance Capital Management Corporation         Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable JV Holding Corp.                      Equitable Holdings, LLC                   100.00%
Operating           DE         EQ Services, Inc.                               Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM Managers Corporation                      Equitable Holdings, LLC                   100.00%
Investment          DE         ML/EQ Real Estate Portfolio, L.P.               EREIM Managers Corporation                   -
Investment          NY         EML Associates, L.P.                            ML/EQ Real Estate Portfolio                  -
Investment          DE         Equitable JVS, Inc.                             Equitable Holdings, LLC                   100.00%
Investment          NY         Astor Times Square Corp.                        Equitable JVS, Inc.                       100.00%
Investment          NY         Astor/Broadway Acquisition Corp.                Equitable JVS, Inc.                       100.00%
Investment          TX         PC Landmark, Inc.                               Equitable JVS, Inc.                       100.00%
Investment          DE         EJSVS, Inc.                                     Equitable JVS, Inc.                       100.00%
Investment          MD         Equitable JVS II, Inc.                          Equitable Holdings, LLC                   100.00%
Investment          GA         Six-Pac G.P., Inc.                              Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, Inc.                    Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, LLC                     Equitable Holdings, LLC                   100.00%
Operating           AL         Equitable Distributors Insurance                Equitable Distributors, LLC               100.00%
                                 Agency of Alabama, LLC
Operating           DE         Equitable Distriburors Insurance Agency of      Equitable Distributors, LLC               100.00%
                                 Connecticut, Maine and New York, LLC
Operating           DE         J.M.R. Realty Services, Inc.                    Equitable Holdings, LLC                   100.00%


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                           -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                  of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
Operating       DE             Alliance Capital Management Holding L.P.        Alliance Capital Management                   -
Operating       DE             Alliance Capital Management L.P.                Alliance Capital Management                   -
Operating       DE             Albion Alliance LLC                             Alliance Capital Management, L.P.           37.60%
HCO             DE             Cursitor Alliance LLC                           Alliance Capital Management, L.P.           93.00%
Operating       U.K.           Cursitor Alliance Holdings Ltd.                 Cursitor Alliance LLC                      100.00%
Operating       MA             Draycott Partners. Ltd.                         Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Cursitor Alliance Services Ltd.                 Cursitor Alliance Holdings, Ltd.           100.00%
Operating       Lux.           Cursitor Management Co. S.A.                    Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Alliance Asset Allocation Ltd.                  Cursitor Alliance Holdings, Ltd.           100.00%
Operating       NY             Cursitor Eaton Asset Management Co.             Alliance Asset Allocation, Ltd.             50.00%
Operating       France         Alliance Cecogest                               Alliance Asset Allocation, Ltd.             75.00%
HCO             DE             Alliance Capital Management LLC                 Alliance Capital Management, L.P.          100.00%
HCO             DE             Sanford C. Bernstein & Co., LLC                 Alliance Capital Management, LLC           100.00%
HCO             DE             Alliance Capital Management Corp. of Delaware   Alliance Capital Management, L.P.          100.00%
Operating       U.K.           Sanford C. Bernstein Ltd.                       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Aust.          Sanford C. Bernstein Proprietary Ltd.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Services, Inc.                    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Distributors, Inc.                Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Oceanic Corp.                  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Brazil         Alliance Capital Management (Brazil) Ltd.       Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Aust.          Alliance Capital Management Australia Limited   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Meiji - Alliance Capital Corp.                  Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating       Lux.           Alliance Capital (Luxembourg) S.A.              Alliance Capital Management Corp.           99.98%
                                                                                 of Delaware
Operating       DE             Alliance Barra Research Institute, Inc.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Management Canada, Inc.        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Global Derivatives Corp.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Lux.           ACM Global Investor Services S.A.               Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Spain          ACM Fund Services (Espana) S.L.                 ACM Global Investor Services S.A.          100.00%
Operating       Singapore      Alliance Capital Management (Singapore) Ltd.    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Cayman Isl.    ACM CIIC Investment Management Ltd.             Alliance Capital Management Corp.           54.00%
                                                                                 of Delaware
Operating       DE             ACM Software Services Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED              NAME OF COMPANY                        CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                        100.00%
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                 of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
                               Alliance Capital Management L.P.                Alliance Capital Management                   -
                                                                                 Corporation
                               Alliance Capital Management Corp.               Alliance Capital Management L.P.              -
                                 of Delaware (Cont'd)
Operating      Austria         East Fund Managementberatung GmbH.              Alliance Capital Management Corp. of        51.00%
                                                                                 of Delaware
Operating      Czech           Albion Alliance EFM                             East Fund Managementberatung GmbH           49.00%
Operating      Cyprus          East Fund Management (Cyprus) Ltd.              East Fund Managementberatung GmbH          100.00%
Operating      Romania         EFM Consultanta Financiara Bucuresti SRL        East Fund Management (Cyprus) Ltd.         100.00%
Operating      Mauritius       Alliance Capital (Mauritius) Private Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      India           Alliance Capital Asset Management               Alliance Capital (Mauritius)                75.00%
                                (India) Private Ltd.                             Private Ltd.
Operating      India           ACSYS Software India Private Ltd.               Alliance Capital (Mauritius)                51.00%
                                                                                 Private Ltd.
Operating      India           ACAM Trust Company Private Ltd.                 Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Eastern Europe, Inc.                   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Capital Management (Asia) Ltd.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Turkey          Alliance Capital Management (Turkey) Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Japan           Alliance Capital Asset Management (Japan) Ltd.  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Limited                        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Services Ltd.                  Alliance Capital Limited                   100.00%
Operating      U.K.            Dimensional Trust Management Ltd.               Alliance Capital Services Ltd.             100.00%
Operating      DE              Alliance Corporate Finance Group Inc.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Brazil          BCN Alliance Capital Management SA              Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Poland          Przymierze Trust Fund Co.                       Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Russia          Alliance SBS-AGRO Capital Management Co.        Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Poland          Pekao/Alliance PTE S.A.                         Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      U.K.            Whittingdale Holdings Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Whittingdale Ltd.              Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            ACM Investments Ltd.                            Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            Whittingdale Nominees Ltd.                      Whittingdale Holdings Ltd.                 100.00%
Operating      So Korea        Hanwha Investment Trust Mgmt. Co., Ltd          Alliance Capital Management Corp.           20.00%
                                                                                 of Delaware
Operating      H.K.            New Alliance Asset Management (Asia) Ltd        Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Lux.            ACM New-Alliance (Luxembourg) S.A.              Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      So Africa       Alliance Capital Mgmt. (Proprietary) Ltd.       Alliance Capital Management Corp.           80.00%
                                                                                 of Delaware
Operating      Zimbabwe        Alliance-MBCA Capital (Private) Ltd.            Alliance Capital Mgmt.                      50.00%
                                                                                 (Proprietary) Ltd.
Operating      Namibia         Alliance Odyssey Capital Mgmt. (Nambia)         Alliance Capital Mgmt.                     100.00%
                                 (Proprietary) Ltd.                              (Proprietary) Ltd.



                                AXA GROUP CHART

                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES & REAL ESTATE       AUSTRALIA         NATIONAL MUTUAL FUND MANAGEMENT AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           BRUXELLES
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA BANK BELGIUM                AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           IPPA VASTGOED                   AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      33.03
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      66.97
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       1.89
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       2.32
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA                                   45.04
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA CORPORATE SOLUTIONS                0.81
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ASSURANCES IARD                   15.11
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COLONIA KONZERN AG                 5.93
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         DIRECT ASSURANCES IARD                 0.20
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA LEVEN NV                           2.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         NATIONAL MUTUAL FUND MANAGEMENT        4.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA UK PLC                            18.40
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COURTAGE IARD                      1.62
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GRANDE ARMEE                AXA INVESTMENT MANAGERS               99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION FCP                 AXA INVESTMENT MANAGERS PARIS         99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY EUROPE SA        EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           PRIVATE EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS PARIS   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA CREDIT                      COMPAGNIE FINANCIERE DE PARIS         65.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA                                   10.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA CORPORATE SOLUTIONS               11.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  SOCIETE BEAUJON                        7.26
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  JOUR FINANCE                           6.87
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA ASSURANCES IARD                   21.19
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                SOCIETE BEAUJON                        0.92
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                COMPAGNIE FINANCIERE DE PARIS         51.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                JOUR FINANCE                          20.63
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA COURTAGE IARD                      2.53
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA BANQUE                      COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA                                   19.51
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA COURTAGE IARD                      8.20
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE FINANCIERE DE PARIS   AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             AXA                                    0.55
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             SGCI                                  99.44
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE VICTOIRE                SGCI                                  99.74
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAG CONSULTANT      AXA INVESTMENT MANAGERS               99.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE PARISIENNE DE         SOFINAD                              100.00
                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION INTERESSEMENT       AXA INVESTMENT MANAGERS PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DES TUILERIES            COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS               98.84
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS PARIS          1.16
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAGEMENT            AXA INVESTMENT MANAGERS               50.48
                                                           PRIVATE EQUITY EUROPE SA        PRIVATE EQUITY


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES & REAL ESTATE       FRANCE            MONTE SCOPETO                   COMPAGNIE PARISIENNE DE               99.99
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SGCI                            AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFAPI                          COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            HOLDING SOFFIM                  COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFINAD                         COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            TRANSAXIM                       COMPAGNIE PARISIENNE DE              100.00
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE WORMS                    COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA ASSET MANAGEMENT    AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA KAG                 AXA INVESTMENT MANAGERS               85.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA FUNDS GMBH                  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA VORSORGEBANK                AXA COLONIA KONZERN AG               100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA KONZERN AG                66.67
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA LEBEN                     32.98
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA ASSET MANAGEMENT LTD        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS GS      AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS LIMITED AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA MULTIMANAGER LIMITED        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA INVESTMENT MANAGERS               66.67
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA ASSET MANAGEMENT LTD              33.33
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HK SAR  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HONG    AXA INVESTMENT MANAGERS              100.00
                                                           KONG
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA INVESTMENT MANAGERS               99.00
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA ASSICURAZIONI (VIE)                1.00
FINANCIAL SERVICES & REAL ESTATE       JAPAN             AXA INVESTMENT MANAGERS TOKYO   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       THE NETHERLANDS   AXA INVESTMENT MANAGERS DEN     AXA INVESTMENT MANAGERS              100.00
                                                           HAAG
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA GLOBAL STRUCTURED PRODUCT   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           HOLDING INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS NEW     AXA INVESTMENT MANAGERS              100.00
                                                           YORK
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY FUND             EQUITY
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS               90.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS HOLDING       10.00
                                                                                           INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA ROSENBERG LLC               AXA INVESTMENT MANAGERS ROSE          50.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     ALLIANCE CAPITAL MANGEMENT      THE EQUITABLE LIFE ASSURANCE         100.00
                                                           CORP.                           SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA EQUITY & LAW LIFE ASSURANCE        8.90
                                                           LIMITED                         SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA                                   42.10
                                                           LIMITED
HOLDINGS & MISC. BUSINESSES            BELGIUM           FINAXA BELGIUM                  AXA                                   99.99
HOLDINGS & MISC. BUSINESSES            BELGIUM           ROYALE BELGE INTERNATIONAL      ROYALE BELGE INVESTISSEMENT          100.00
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA CORPORATE SOLUTIONS ASSURANCE      3.02
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA                                   43.75
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA PARTICIPATONS BELGIUM             49.10
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            VINCI BV                               4.11
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA CORPORATE SOLUTIONS ASSURANCE     12.63
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA                                   79.57
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA COURTAGE IARD                      7.79
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA CHINA REGION LIMITED              49.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA                                   99.78


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA ASSURANCES IARD                    0.22
HOLDINGS & MISC. BUSINESSES            FRANCE            COLISEE EXCELLENCE              FINANCIERE MERMOZ                    100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA DIRECT                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE 45                   AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA CONSEIL VIE                       60.47
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA ASSURANCES IARD                   39.53
HOLDINGS & MISC. BUSINESSES            FRANCE            LOR FINANCE                     AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            MOFIPAR                         AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE MERMOZ               AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA FRANCE ASSURANCE            AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          AXA                                   25.49
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          KOLNISCHE VERWALTUNGS                 25.63
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          VINCI BV                              39.73
HOLDINGS & MISC. BUSINESSES            GERMANY           GRE CONTINENTAL EUROPE HOLDING  AXA COLONIA KONZERN AG               100.00
                                                           GMBH
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA                                    8.83
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA COLONIA KONZERN AG                23.02
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           VINCI BV                              67.72
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA EQUITY & LAW PLC            AXA                                   99.94
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     GUARDIAN ROYAL EXCHANGE PLC     AXA UK PLC                           100.00
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA EQUITY & LAW PLC                  21.74
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA                                   78.26
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA                                   96.99
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA COLLECTIVES                        3.01
HOLDINGS & MISC. BUSINESSES            JAPAN             AXA NICHIDAN INSURANCE HOLDING  AXA                                   96.39
HOLDINGS & MISC. BUSINESSES            LUXEMBOURG        AXA LUXEMBOURG SA               AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            MOROCCO           AXA ONA                         AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            SINGAPORE         AXA INSURANCE INVESTMENT        AXA                                  100.00
                                                           HOLDING
HOLDINGS & MISC. BUSINESSES            SPAIN             AXA AURORA                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   GELDERLAND                      AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE NON VIE              17.29
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE                      21.24
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                GELDERLAND                            38.94
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                ROYALE BELGE INTERNATIONAL            12.77
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA HOLDINGS BELGIUM                   4.11
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA VERZEKERINGEN               AXA NEDERLAND BV                     100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   VINCI BV                        AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            TURKEY            AXA OYAK HOLDING AS             AXA                                   50.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA MERGER                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA EQUITY & LAW LIFE ASSURANCE        4.09
                                                                                           SOCIETY
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA                                   70.62
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA MERGER                            12.24
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                2.95
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              SOCIETE BEAUJON                        0.44
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              FINANCIERE 45                          3.20
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              LOR FINANCE                            6.42
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                0.03
                                                                                           REINSURANCE CY
INSURANCE & REINSURANCE                AUSTRALIA         AUSTRALIAN CASUALTY INSUR PTY   AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           LTD


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL HEALTH INSUR    AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           PY LIMITED
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL INTERNATIONAL   NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL FINANCIAL       AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           SERVICES
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA LEBEN                     10.05
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA VERSICHERUNG              89.95
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA LEBEN     AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                AXA HOLDINGS BELGIUM                  99.58
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB NON VIE                            0.04
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB                                    0.38
INSURANCE & REINSURANCE                BELGIUM           ARDENNE PREVOYANTE              AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE             AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE VIE         AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           UAB NON VIE                     AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA                      AXA                                  100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA ADP                  AXA CANADA                           100.00
INSURANCE & REINSURANCE                CHINA             AXA MINMETALS ASSURANCE CO LTD  AXA CHINA                             51.00
INSURANCE & REINSURANCE                FRANCE            CORPORATE SOLUTIONS ASSURANCE   AXA CORPORATE SOLUTIONS               98.49
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL VIE                 AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            ARGOVIE                         AXA COLLECTIVES                       94.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS ASSURANCE      1.54
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA                                   89.98
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA ASSURANCES IARD                    6.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COURTAGE IARD                      2.17
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COLLECTIVES                        0.02
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES IARD             AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CORPORATE SOLUTIONS               65.83
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CESSIONS                          13.17
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA FRANCE ASSURANCE                  88.87
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA COLLECTIVES                       11.13
INSURANCE & REINSURANCE                FRANCE            C.G.R.M. MONTE-CARLO            AXA CORPORATE SOLUTIONS               99.99
INSURANCE & REINSURANCE                FRANCE            JURIDICA                        AXA FRANCE ASSURANCE                  98.51
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES IARD          AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES VIE           AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            NATIO ASSURANCES                AXA ASSURANCES IARD                   50.00
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA FRANCE ASSURANCE                  35.64
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA COLLECTIVES                        4.46
INSURANCE & REINSURANCE                FRANCE            AXA ASSISTANCE                  AXA                                  100.00
INSURANCE & REINSURANCE                FRANCE            SPS RE                          AXA CORPORATE SOLUTIONS               69.94
INSURANCE & REINSURANCE                FRANCE            AXA CESSIONS                    AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA                                   99.40
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA FRANCE ASSURANCE                   0.60
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL IARD                AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA COURTAGE IARD               AXA FRANCE ASSURANCE                  99.65
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA ASSURANCES IARD                    3.69
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA FRANCE ASSURANCE                  95.71
INSURANCE & REINSURANCE                GERMANY           SICHER DIRECT                   AXA COLONIA VERSICHERUNG             100.00
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA KONZERN AG                47.81


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA VERSICHERUNG              52.19
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        AXA COLONIA KONZERN AG                74.41
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        GRE CONTINENTAL EUROPE HOLDING GMBH   25.59
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA KONZERN AG                51.00
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA LEBEN                     48.36
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA NORDSTERN ART               AXA COLONIA KONZERN AG               100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA EQUITY & LAW LIFE           AXA SUN LIFE                         100.00
                                                           ASSURANCE SOCIETY
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE UK                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA SUN LIFE                    AXA UK PLC                           100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK HOLDING PLC              AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE PLC               GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA GLOBAL RISKS (U.K.) LTD     AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK                          AXA                                  100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP GROUP PLC                   GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP HEALTHCARE LTD              AXA INSURANCE UK                     100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP LIFETIMECARE                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA REINSURANCE UK PLC          AXA UK HOLDING PLC                   100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     ENGLISH & SCOTTISH              AXA UK                               100.00
INSURANCE & REINSURANCE                HONG KONG         AXA CHINA REGION LIMITED        NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA                                   17.50
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA INSURANCE INVESTMENT HOLDING      82.50
INSURANCE & REINSURANCE                HONG KONG         AXA GENERAL INSURANCE HK        AXA                                  100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO DOMMAGES  AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO VIE       AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN DUBLIN DOCKS           GUARDIAN PMPA GROUP LTD              100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN PMPA GROUP LTD         GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                ITALY             AXA INTERLIFE                   AXA                                  100.00
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA CONSEIL VIE                        1.84
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA                                   85.87
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA ITALIA S.P.A                      10.40
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA COLLECTIVES                        1.88
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA CONSEIL VIE                       18.70
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA                                   62.21
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA COLLECTIVES                       19.08
INSURANCE & REINSURANCE                JAPAN             AXA NICHIDAN LIFE               AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                JAPAN             AXA NON LIFE INSURANCE CO LTD   AXA                                  100.00
INSURANCE & REINSURANCE                JAPAN             NICHIDAN LIFE                   AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSURANCES LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSUR. VIE LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        CREALUX                         AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                LUXEMBOURG        FUTUR RE                        CORPORATE SOLUTIONS ASSURANCE        100.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA INSURANCE UK                      20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA PORTUGAL COMPANHIA DE SEGUROS      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA COLONIA VERSICHERUNG              20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA ASSICURAZIONI                      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AURORA IBERICA SA DE SEGUROS Y        10.00
                                                                                           REAS.
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       ROYALE BELGE INVESTISSEMENT           20.00


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       SAINT GEORGES RE                      20.00
INSURANCE & REINSURANCE                MOROCCO           AXA ASSURANCE MAROC             AXA ONA                               99.99
INSURANCE & REINSURANCE                MOROCCO           EPARGNE CROISSANCE              AXA ASSURANCE MAROC                   99.59
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CORPORATE SOLUTIONS ASSURANCE      9.07
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA PORTUGAL SEGUROS VIDA              2.15
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CONSEIL VIE                        5.37
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA                                   82.98
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA CONSEIL VIE                       87.63
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA                                    7.46
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA                                   25.77
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA INSURANCE INVESTMENT HOLDING      74.23
INSURANCE & REINSURANCE                SINGAPORE         AXA LIFE SINGAPOUR              NATIONAL MUTUAL INTERNATIONAL        100.00
INSURANCE & REINSURANCE                SINGAPORE         AXA CORPORATE SOLUTIONS ASIA    AXA CORPORATE SOLUTIONS              100.00
                                                           PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE                SPAIN             AXA AURORA IBERICA              AXA AURORA                            99.68
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AXA                                    1.45
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AURORA IBERICA SA DE SEGUROS Y        98.51
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AXA AURORA VIDA DE SEGUROS Y          12.00
                                                           REASEGUROS                      REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AURORA IBERICA SA DE SEGUROS Y        88.00
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             HILO DIRECT SA DE SEGUROS Y     AXA AURORA                            50.00
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AURORA IBERICA SA DE SEGUROS Y  AXA AURORA                            99.68
                                                           REAS.
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCES      AXA                                   99.95
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA                                   94.99
                                                           LA VIE
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA COMPAGNIE D'ASSURANCES             5.00
                                                           LA VIE
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA LEVEN NV                    AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   UNIROBE GROEP                   AXA NEDERLAND BV                     100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA SCHADE                      AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA ZORG NV                     AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK HAYAT SIGORTA          AXA OYAK HOLDING AS                  100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HAYAT SIGORTA                 0.70
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HOLDING AS                   70.32
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           INSURANCE CO
INSURANCE & REINSURANCE                UNITED STATES     AXA AMERICA CORPORATE           AXA CORPORATE SOLUTIONS              100.00
                                                           SOLUTIONS, INC
INSURANCE & REINSURANCE                UNITED STATES     THE EQUITABLE LIFE ASSURANCE    AXA FINANCIAL INC.                   100.00
                                                           SOCIETY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA AMERICA CORPORATE SOLUTIONS,     100.00
                                                           REINSURANCE CY                  INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           AMERICA INS. CY                 REINSURANCE CY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA AMERICA CORPORATE SOLUTIONS,       0.21
                                                           REINSURANCE COMPANY             INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA CORPORATE SOLUTIONS               99.79
                                                           REINSURANCE COMPANY             REINSURANCE CY

Item 27. Number of Contractowners.


         As of February 28, 2001, the number of participants in the Association Members Program offered by the Registrant was 10,185.


Item 28. Indemnification

    (a)  Indemnification of Directors and Officers

     The by-laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

     7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

     (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

    (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company;-* and

   (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

            (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726; Insurance Law ss.1216)


     The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.


(b)  Indemnification of Principal Underwriter

     To the extent permitted by the laws of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC ("AXA Advisors," formerly EQ Financial Consultants, Inc.) undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, is or was a director or officer of AXA Advisors, LLC.


(c) Undertaking: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors and officers pursuant to the undertaking described above, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the interests, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters


         (a) AXA Advisors, LLC, an affiliate of Equitable, is the principal underwriter for Equitable's Separate Account No. 301, Separate Account No. 45, Separate Account A, and for Separate Account I, Separate Account FP and EQ Advisors Trust. AXA Advisors LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------
*Michael S. Martin                 Chairman of the Board, and Chief Executive
                                   Officer, and Director

*Derry E. Bishop                   Executive Vice President and Director

*Harvey E. Blitz                   Executive Vice President and Director

*G. Patrick McGunagle              Executive Vice President and Director

*Richard V. Silver                 Director

*Mark R. Wutt                      Director

Richard Davies                     Director
1345 Avenue of the Americas
New York, NY 10105

Edward J. Hayes                    Executive Vice President
200 Plaza Drive
Secaucus, NJ 07096

*Craig A. Junkins                  Executive Vice President

*Peter D. Noris                    Executive Vice President

*Nik Malvania                      Executive Vice President

*James Bodowitz                    Senior Vice President and
                                   General Counsel

*Mark A. Silberman                 Senior Vice President and Chief
                                   Financial Officer

Stephen T. Burnthall               Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005

*Catherine P. Earl                 Senior Vice President

Richard Magaldi                    Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005

*Robert Schmidt                    Senior Vice President

*Cindy Schreiner                   Senior Vice President

*Jill Cooley                       Senior Vice President

*Donna M. Dazzo                    First Vice President

*Amy Francesscheni                 First Vice President

*Anne Nussbaum                     First Vice President

*Philomena Scamardella             First Vice President

*John Bratten                      First Vice President

*Michael Brzozowski                Vice President

*Mark D. Godolsky                  Vice President and Controller

*David Mahler                      Vice President and Compliance Officer

*Linda J. Galasso                  Secretary

*Francesca Divore                  Assistant Secretary

Item 30. Location of Accounts and Records


         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by The Equitable Life Assurance Society of the United States at: 135 West 50th Street New York, New York 10020; 1290 Avenue of the Americas New York, New York 10104; and 200 Plaza Drive, Secaucus, New Jersey 07094.


Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES




         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has caused this Amendment to the Registration Statement to be signed on its behalf in the City State of New York, on this 24th day of April, 2001.




                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                    (Registrant)


                                            By: The Equitable Life Assurance
                                                Society of the United States

                                            By: /s/ Maureen K. Wolfson
                                                ----------------------
                                                    Maureen K. Wolfson
                                                    Vice President

                                   SIGNATURES




         As required by the Securities Act of 1933, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, in the City and State of New York, on this 24th day of April, 2001.





                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                   (Depositor)


                                            By: /s/ Maureen K. Wolfson
                                                ----------------------
                                                    Maureen K. Wolfson
                                                      Vice President


         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:



PRINCIPAL EXECUTIVE OFFICERS:


*Edward D. Miller                           Chairman of the Board, Chief
                                            Executive Officer and Director

*Michael Hegarty                            President, Chief Operating Officer
                                            and Director


PRINCIPAL FINANCIAL OFFICER:


*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and
                                            Director


PRINCIPAL ACCOUNTING OFFICER:



*Alvin H. Fenichel                          Senior Vice President and
                                            Controller


*DIRECTORS:
Franccoise Colloc'h     John T. Hartley             Edward D. Miller
Henri de Castries       John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Claus-Michael Dill      Michael Hegarty             George J. Sella, Jr.
Joseph L. Dionne        Mary R. (Nina) Henderson    Peter J. Tobin
Denis Duverne           W. Edwin Jarmain            Stanley B. Tulin
Jean-Rene Fourtou       George T. Lowy              Dave H. Williams
Norman C. Francis
Donald J. Greene



*By /s/ Maureen K. Wolfson
-------------------------
    Maureen K. Wolfson
    Attorney-in-Fact
    April 24, 2001

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          PAGE NO.
-----------                                                          --------


10(h)         Consent of PricewaterhouseCoopers, LLC.

10(j)         Power of Attorney for Claus-Michael Dill.